UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Tammira Philippe, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

BRIDGEWAY

A no-load mutual fund family

Semi-Annual Report

December 31, 2022 (Unaudited)

AGGRESSIVE INVESTORS 1	BRAGX
ULTRA-SMALL COMPANY *(Open to Existing Investors — Direct Only)*	BRUSX
ULTRA-SMALL COMPANY MARKET	BRSIX
SMALL-CAP VALUE	BRSVX
MANAGED VOLATILITY	BRBPX

bridgewayfunds.com

December 31, 2022 (Unaudited)

Bridgeway Funds Standardized Returns (%) as of December 31, 2022* (Unaudited)

			Annualized
Fund	Quarter	Six Months	1 Year	5 Years	10 Years	15 Years	Inception to Date	Inception Date	Gross Expense Ratio[2]	Net Expense Ratio[2]
Aggressive Investors 1	7.02	5.48	-22.38	0.11	7.69	2.58	10.80	8/5/1994	0.39%	0.39%
Ultra-Small Company	10.14	3.45	-10.72	7.62	8.31	5.82	12.54	8/5/1994	1.26%	1.26%
Ultra-Small Co Market	4.40	-3.32	-23.40	2.37	8.32	5.82	9.17	7/31/1997	0.81%[1]	0.78%[1]
Small-Cap Value	10.43	6.90	-7.74	11.63	11.62	7.49	8.88	10/31/2003	0.83%	0.83%
Managed Volatility	4.21	5.15	-4.93	4.03	4.58	3.28	4.07	6/30/2001	1.20%[1]	0.95%[1]

Bridgeway Funds Returns (%) for Calendar Years 2012 through 2022* (Unaudited)

	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Aggressive Investors 1	42.21	14.99	-9.82	19.47	18.44	-22.44	21.85	14.35	19.89	-22.38
Ultra-Small Company	55.77	-0.56	-16.12	14.06	3.88	-15.68	9.51	31.31	33.34	-10.72
Ultra-Small Co Market	50.91	4.61	-8.28	21.47	12.47	-17.12	15.34	25.53	22.31	-23.40
Small-Cap Value	39.72	0.79	-9.43	26.79	7.11	-13.06	14.98	12.04	67.74	-7.74
Managed Volatility	9.25	5.95	0.17	2.42	8.18	-3.97	11.88	10.55	7.91	-4.93

Performance figures quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than original cost. To obtain performance current to the most recent month-end, please visit bridgewayfunds.com or call 800-661-3550. Total return figures include the reinvestment of dividends and capital gains. Periods of less than one year are not annualized.

[1]

Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Adviser is contractually obligated to waive fees and/or pay expenses. Any material change to this Fund policy would require a vote by shareholders.

[2]	Expense ratios are as stated in the current prospectus. Please see financial highlights for expense ratios as of December 31, 2022.

*  Numbers highlighted indicate periods when the Fund outperformed its primary benchmark.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of its management, and other information. Investors should read the prospectus carefully before investing in a Fund. For questions or other Fund information, call 800-661-3550 or visit the Funds’ website at bridgewayfunds.com. Funds are available for purchase by residents of the United States, Puerto Rico, US Virgin Islands, and Guam only.

The views expressed here are exclusively those of Fund management. These views, including those relating to the market, sectors, or individual stocks, are not meant as investment advice and should not be considered predictive in nature.

i	Semi-Annual Report | December 31, 2022 (Unaudited)

LETTER FROM THE INVESTMENT MANAGEMENT TEAM

December 31, 2022 (Unaudited)

Dear Fellow Shareholders,

Performance across domestic equity markets was positive for the December quarter. However, those gains were not enough to offset poor performance from earlier in 2022. Stocks in all size and style categories had negative returns for the year, but value stocks outperformed growth stocks across all size categories. Large-cap value stocks delivered the year’s best performance, while large-cap growth stocks had the worst performance. Market highlights appear on page 2. In this environment, the Bridgeway Funds performed within design expectations, guided by our statistically driven, evidence-based investment approach. Please see the enclosed letters for a detailed explanation of each Fund’s performance during the quarter and the calendar year. We hope you find the letters helpful.

As always, we appreciate your feedback. We take your comments very seriously and regularly discuss them to help us manage our Funds and this company. Please keep your ideas coming – both favorable and critical. They provide us with a vital tool to serve you better.

Sincerely,

Your Investment Management Team

John Montgomery	Christine L. Wang	Michael Whipple

Elena Khoziaeva	Dick Cancelmo

bridgewayfunds.com	1

LETTER FROM THE INVESTMENT MANAGEMENT TEAM (continued)

December 31, 2022 (Unaudited)

Market Review

Domestic equity markets rose during the quarter ended December 31, 2022 as investors reacted to signs of moderating inflation in October and November by driving stock prices higher. The positive trend reversed in December amid concerns about a potential recession, but the decline did not erase the quarter’s earlier gains. However, positive fourth-quarter performance was not enough to offset declines from earlier in the calendar year, which were largely driven by high inflation and the US Federal Reserve’s series of aggressive interest rate hikes. The S&P 500 returned +7.6% for the quarter, and the Dow Jones Industrial Average (DJIA) returned +16.0%. For the calendar year, the S&P 500 and the DJIA returned -18.1% and -6.9%, respectively.

All US equity style categories, as defined by Russell Indices, recorded positive returns for the quarter. Larger stocks outperformed smaller stocks in the value style category, but smaller stocks outperformed larger stocks in the growth style category. As a result, large-cap value stocks had the best performance during the quarter, returning +12.4%. Large-cap growth stocks had the worst performance on a relative basis, returning +2.2%.

All sectors of the S&P 500 except for the Consumer Discretionary and Communication Services sectors had positive returns for the quarter. The Energy sector recorded the largest gains, returning +23.1%, followed by Industrials (+19.2%) and Materials (+15.2%). The Consumer Discretionary sector had the worst performance, returning -10.2%.

Below are the stock market style box returns for the quarter and the calendar year.

	December 2022 Quarter				Calendar Year ended December 31,2022

	Value	All	Growth		Value	All	Growth

Large	+12.42%	+7.24%	+2.20%	Large	-7.54%	-19.13%	-29.14%

Mid	+10.45%	+9.18%	+6.90%	Mid	-12.03%	-17.32%	-26.72%

Small	+8.42%	+6.23%	+4.13%	Small	-14.48%	-20.44%	-26.36%

2	Semi-Annual Report | December 31, 2022 (Unaudited)

Aggressive Investors 1 Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2022

Dear Fellow Aggressive Investors 1 Fund Shareholder,

For the quarter ended December 31, 2022, our Fund returned +7.02%, underperforming our primary market benchmark, the S&P 500 Index (+7.56%), but outperforming the Russell 2000 Index (+6.23%). It was a good quarter on an absolute basis, and a mixed quarter on a relative basis.

For the calendar year, our Fund returned -22.38%, underperforming the S&P 500 Index (-18.11%), and the Russell 2000 Index (-20.44%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2022

			Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (8/5/94)

Aggressive Investors 1 Fund	7.02%	5.48%	-22.38%	0.11%	7.69%	2.58%	10.80%
S&P 500 Index	7.56%	2.31%	-18.11%	9.42%	12.56%	8.81%	9.82%
Russell 2000 Index	6.23%	3.91%	-20.44%	4.13%	9.01%	7.16%	8.63%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions, based on the average of 500 widely held common stocks with dividends reinvested. The Russell 2000 Index is an unmanaged, market value-weighted index that measures the performance of the 2,000 companies between the 1,000th and 3,000th largest in the market with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

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Aggressive Investors 1 Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 5, 1994 to December 31, 2022

Detailed Explanation of Quarterly Performance

The Fund’s quality and sentiment models lagged the benchmark during the quarter, detracting from relative results. However, the Fund’s value metrics models outperformed the benchmark and offset some of this negative impact. By design, the Fund invests in higher beta (exhibit greater sensitivity than the broader market) and higher volatility stocks, and this positioning detracted from relative returns during the quarter. In contrast, the Fund’s tilt toward deeper value stocks helped relative results as value stocks outperformed growth stocks in the large-cap space. An overweighting in the benchmark’s smaller stocks also helped the Fund’s relative performance during the quarter.

From a sector perspective, the Fund’s allocation effect was positive. Overweightings in the Energy and Materials sectors and an underweighting in the Communication Services sector contributed most to relative performance. The Fund’s stock selection effect was negative, primarily driven by holdings in the Industrials, Consumer Staples, and Energy sectors.

Detailed Explanation of Calendar Year Performance

The Fund’s quality models underperformed the benchmark and detracted from relative results. However, the Fund’s sentiment and value metrics models outperformed the benchmark, partially offsetting this negative impact. Overweight exposure to higher beta and higher volatility stocks detracted from relative returns during the year. In contrast, the Fund’s tilt toward smaller stocks and deeper value stocks across multiple valuation metrics helped relative performance during the year.

From a sector perspective, the Fund’s allocation effect was positive, primarily driven by an overweighting in the Energy sector and an underweighting in the Communication Services sector. The Fund’s stock selection effect was negative, with holdings in the Communication Services, Information Technology, and Health Care sectors detracting the most from relative performance.

4	Semi-Annual Report | December 31, 2022 (Unaudited)

Aggressive Investors 1 Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2022

Rank	Description	Industry	% of Net Assets
1	Apple, Inc.	Information Technology	2.9%
2	Microsoft Corp.	Information Technology	2.8%
3	Cheniere Energy, Inc.	Energy	2.4%
4	Amgen, Inc.	Health Care	2.3%
5	UnitedHealth Group, Inc.	Health Care	2.1%
6	UBS Group AG	Financials	1.8%
7	Cigna Corp.	Health Care	1.7%
8	JPMorgan Chase & Co.	Financials	1.6%
9	Hologic, Inc.	Health Care	1.6%
10	Automatic Data Processing, Inc.	Information Technology	1.6%

	Total		20.8%

Industry Sector Representation as of December 31, 2022

	% of Net Assets	% of S&P 500 Index	Difference
Communication Services	4.1%	7.3%	-3.2%
Consumer Discretionary	14.9%	9.8%	5.1%
Consumer Staples	2.6%	7.2%	-4.6%
Energy	10.8%	5.2%	5.6%
Financials	12.9%	11.7%	1.2%
Health Care	15.7%	15.8%	-0.1%
Industrials	8.8%	8.7%	0.1%
Information Technology	24.1%	25.7%	-1.6%
Materials	5.5%	2.7%	2.8%
Real Estate	0.0%	2.7%	-2.7%
Utilities	0.0%	3.2%	-3.2%
Cash & Other Assets	0.6%	0.0%	0.6%

Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2022, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly affect short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in the small companies within this multi-cap fund generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. The Fund’s use of options, futures, and leverage can magnify the risk of loss in an unfavorable market, and the Fund’s use of short-sale positions can, in theory, expose shareholders to unlimited loss. Finally, the Fund exposes shareholders to “focus risk,” which

bridgewayfunds.com	5

Aggressive Investors 1 Fund MANAGER’S COMMENTARY (Unaudited) (continued)

may add to Fund volatility through the possibility that a single company could significantly affect total return. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

Conclusion

Thank you for your continued investment in Aggressive Investors 1 Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

6	Semi-Annual Report | December 31, 2022 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
COMMON STOCKS - 99.49%

Communication Services - 4.07%
AT&T, Inc.	115,000	$2,117,150
Lumen Technologies, Inc.+	138,100	720,882
Meta Platforms, Inc., Class A*	14,200	1,708,828
Netflix, Inc.*	3,700	1,091,056

		5,637,916

Consumer Discretionary - 14.96%
Amazon.com, Inc.*	15,800	1,327,200
AutoNation, Inc.*	16,000	1,716,800
Booking Holdings, Inc.*	800	1,612,224
Choice Hotels International, Inc.	13,000	1,464,320
Dollar Tree, Inc.*	8,200	1,159,808
Etsy, Inc.*	8,200	982,196
Expedia Group, Inc.*	16,700	1,462,920
Five Below, Inc.*	8,200	1,450,334
Genuine Parts Co.	7,800	1,353,378
H&R Block, Inc.+	31,000	1,131,810
Penske Automotive Group, Inc.	8,100	930,933
Tapestry, Inc.	45,000	1,713,600
Tesla, Inc.*	9,900	1,219,482
Ulta Beauty, Inc.*	4,300	2,017,001
Whirlpool Corp.	8,500	1,202,410

		20,744,416

Consumer Staples - 2.56%
Albertsons Cos., Inc., Class A	48,600	1,007,964
BJ’s Wholesale Club Holdings, Inc.*	20,800	1,376,128
Tyson Foods, Inc., Class A	18,800	1,170,300

		3,554,392

Energy - 10.82%
APA Corp.	42,000	1,960,560
Cheniere Energy, Inc.	22,600	3,389,096
Chesapeake Energy Corp.+	17,300	1,632,601
HF Sinclair Corp.	23,000	1,193,470
Marathon Petroleum Corp.	13,000	1,513,070
Occidental Petroleum Corp.	30,300	1,908,597
Texas Pacific Land Corp.+	800	1,875,384
Valero Energy Corp.	12,000	1,522,320

		14,995,098

Industry Company	Shares	Value

Financials - 12.90%
Blackstone, Inc.	6,400	$474,816
Citigroup, Inc.	30,000	1,356,900
Everest Re Group, Ltd.	5,100	1,689,477
Jefferies Financial Group, Inc.	42,000	1,439,760
JPMorgan Chase & Co.	16,800	2,252,880
LPL Financial Holdings, Inc.	8,700	1,880,679
MetLife, Inc.	21,400	1,548,718
Morningstar, Inc.	6,300	1,364,517
Royal Bank of Canada	15,000	1,410,300
Synchrony Financial	62,300	2,047,178
UBS Group AG	130,000	2,427,100

		17,892,325

Health Care - 15.75%
Amgen, Inc.	12,000	3,151,680
Bio-Techne Corp.	16,000	1,326,080
Cigna Corp.	7,000	2,319,380
Halozyme Therapeutics, Inc.*	33,400	1,900,460
Hologic, Inc.*	29,100	2,176,971
IDEXX Laboratories, Inc.*	4,000	1,631,840
McKesson Corp.	4,200	1,575,504
Mettler-Toledo International, Inc.*	1,300	1,879,085
Sarepta Therapeutics, Inc.*	12,300	1,593,834
UnitedHealth Group, Inc.	5,500	2,915,990
Veeva Systems, Inc., Class A*	8,500	1,371,730

		21,842,554

Industrials - 8.84%
Advanced Drainage Systems, Inc.	10,800	885,276
Avis Budget Group, Inc.*	8,900	1,458,977
Builders FirstSource, Inc.*	23,000	1,492,240
Carlisle Cos., Inc.	5,500	1,296,075
Owens Corning	19,000	1,620,700
Rollins, Inc.	35,850	1,309,959
Valmont Industries, Inc.	2,000	661,340
WillScot Mobile Mini Holdings Corp.*	41,500	1,874,555
WW Grainger, Inc.	2,600	1,446,250
ZIM Integrated Shipping Services, Ltd.+	12,400	213,156

		12,258,528

Information Technology - 24.08%
Adobe, Inc.*	5,500	1,850,915

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Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Advanced Micro Devices, Inc.*	20,900	$1,353,693
Apple, Inc.	31,000	4,027,830
Arista Networks, Inc.*	11,300	1,371,255
Automatic Data Processing, Inc.	9,000	2,149,740
Cadence Design Systems, Inc.*	10,000	1,606,400
Check Point Software Technologies, Ltd.*	13,000	1,640,080
Dolby Laboratories, Inc., Class A	20,000	1,410,800
Dropbox, Inc., Class A*	63,800	1,427,844
Enphase Energy, Inc.*	5,700	1,510,272
Fortinet, Inc.*	25,500	1,246,695
Genpact, Ltd.	31,000	1,435,920
HP, Inc.	55,000	1,477,850
Mastercard, Inc., Class A	5,000	1,738,650
Microsoft Corp.	16,300	3,909,066
NetApp, Inc.	21,100	1,267,266
Palo Alto Networks, Inc.*	8,100	1,130,274
QUALCOMM, Inc.	11,400	1,253,316
VeriSign, Inc.*	7,700	1,581,888

		33,389,754

Materials - 5.51%
Nucor Corp.	16,000	2,108,960
Olin Corp.	34,000	1,799,960
Steel Dynamics, Inc.	20,100	1,963,770
West Fraser Timber Co., Ltd.+	24,400	1,763,876

		7,636,566

TOTAL COMMON STOCKS - 99.49%		137,951,549

(Cost $140,112,021)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.28%
Fidelity Investments Money Market Government Portfolio Class I	4.06%	389,056	389,056

TOTAL MONEY MARKET FUND - 0.28% (Cost $389,056)			389,056

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.28%
Dreyfus Institutional Preferred Government Plus Money Market Fund**	4.36%	1,774,661	$1,774,661

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.28%			1,774,661

(Cost $1,774,661)

TOTAL INVESTMENTS - 101.05%			$140,115,266
(Cost $142,275,738)

Liabilities in Excess of Other Assets - (1.05%)			(1,454,749)

NET ASSETS - 100.00%			$138,660,517

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2022.
^	Rate disclosed as of December 31, 2022.
+

This security or a portion of the security is out on loan as of December 31, 2022. Total loaned securities had a value of $5,508,222 as of December 31, 2022. See Note 2 for disclosure of cash and non-cash collateral.

8	Semi-Annual Report | December 31, 2022 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2022 (See Note 2 in Notes to Financial Statements):

		Valuation Inputs

		Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$137,951,549	$–	$–	$137,951,549
Money Market Fund	389,056	–	–	389,056
Investments Purchased With Cash Proceeds From Securities Lending	1,774,661	–	–	1,774,661

TOTAL	$140,115,266	$–	$–	$140,115,266

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

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Ultra-Small Company Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2022

Dear Fellow Ultra-Small Company Fund Shareholder,

For the quarter ended December 31, 2022, our Fund returned +10.14%, outperforming our primary market benchmark, the Russell Microcap Index (+4.72%), the CRSP Cap-Based Portfolio 10 Index (+0.53%), and the Russell 2000 Index (+6.23%). It was a good quarter.

For the calendar year, our Fund returned -10.72%, outperforming the Russell Microcap Index (-21.96%), the CRSP Cap-Based Portfolio 10 Index (-25.05%), and the Russell 2000 Index (-20.44%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2022

			Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (8/5/94)

Ultra-Small Company Fund	10.14%	3.45%	-10.72%	7.62%	8.31%	5.82%	12.54%
Russell Microcap Index	4.72%	4.22%	-21.96%	3.69%	8.86%	6.34%	N/A
CRSP Cap-Based Portfolio 10 Index	0.53%	-2.11%	-25.05%	4.95%	9.18%	7.78%	10.87%
Russell 2000 Index	6.23%	3.91%	-20.44%	4.13%	9.01%	7.16%	8.63%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell Microcap Index measures the performance of the microcap segment of the US equity market. Microcap stocks make up less than 3% of the US equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges. The Index is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market (with dividends reinvested). The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 769 of the smallest publicly traded US stocks (with dividends reinvested), as reported by the Center for Research on Security Prices. It is not possible to invest directly in an index. Periods longer than one year are annualized.

10	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 5, 1994 to December 31, 2022

*	The Russell Microcap Index began on 6/30/2000, and the line graph for the Index begins at the same value as the Fund on that date.

Detailed Explanation of Quarterly Performance

The Fund’s quality and value model categories outperformed the benchmark during the quarter, boosting relative returns. However, the Fund’s sentiment model category lagged the benchmark and offset some of this positive impact. The Fund’s tilt toward deeper value stocks across multiple valuation metrics improved relative results during the quarter. In contrast, the Fund’s tilt toward the smallest stocks in the US stock market (CRSP 9 and CRSP 10 universes) detracted from relative performance. During the quarter, the Fund held approximately 96% of its assets, on average, in CRSP 9 and CRSP 10, versus approximately 33% for the benchmark.

From a sector perspective, the Fund’s allocation effect was positive, largely driven by overweightings in the Energy, Materials, and Health Care sectors. The Fund’s stock selection effect was strongly positive. Holdings in the Health Care, Financials, and Information Technology sectors added the most to relative performance.

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Ultra-Small Company Fund MANAGER’S COMMENTARY (Unaudited) (continued)

The table below presents index performance numbers for stocks in the different CRSP deciles during various time periods.

				Annualized
CRSP Decile[1]	Quarter	6 Months	1 Year	5 Years	10 Years	97 Years
1 (ultra-large)	6.15%	1.48%	-20.26%	9.71%	12.76%	9.46%
2	8.62%	6.11%	-16.21%	8.66%	12.44%	10.52%
3	7.73%	4.81%	-19.57%	5.91%	10.78%	10.85%
4	6.88%	4.01%	-18.46%	4.76%	9.46%	10.63%
5	8.27%	3.82%	-17.66%	5.09%	8.93%	11.10%
6	6.04%	4.82%	-23.16%	4.38%	9.28%	11.08%
7	5.53%	4.74%	-20.88%	6.90%	11.25%	11.44%
8	1.36%	0.44%	-28.06%	0.15%	6.63%	10.92%
9	4.36%	2.73%	-23.54%	6.46%	10.65%	11.29%
10 (ultra-small)	0.53%	-2.11%	-25.05%	4.95%	9.18%	12.88%

1

Performance figures are as of the period ended December 31, 2022. The CRSP Cap-Based Portfolio Indexes are unmanaged indexes of publicly traded US stocks with dividends reinvested, grouped by market capitalization, as reported by the Center for Research in Security Prices. Past performance is no guarantee of future results.

Detailed Explanation of Calendar Year Performance

The Fund’s quality and value model categories outperformed the benchmark during the year, adding to relative results. Under-performance by the Fund’s sentiment model offset some of this positive impact. The Fund’s tilt toward deeper value stocks across multiple valuation metrics improved relative performance. In contrast, the Fund’s tilt toward the smallest stocks in the US stock market (CRSP 9 and CRSP 10 universes) detracted from relative results. During the year, the Fund held approximately 96% of its assets, on average, in CRSP 9 and 10, versus approximately 38% for the benchmark.

From a sector perspective, the Fund’s allocation effect was positive. An overweighting in the Energy sector and an underweighting in the Health Care sector contributed the most to relative results. The Fund’s stock selection effect was strongly positive, largely driven by holdings in the Industrials, Energy, Information Technology, and Health Care sectors.

Top Ten Holdings as of December 31, 2022

Rank	Description	Industry	% of Net Assets
1	Harrow Health, Inc.	Health Care	4.1%
2	Tactile Systems Technology, Inc.	Health Care	3.1%
3	Assertio Holdings, Inc.	Health Care	3.1%
4	Hallador Energy Co.	Energy	2.3%
5	Hudson Technologies, Inc.	Industrials	2.2%
6	ARC Document Solutions, Inc.	Industrials	2.1%
7	inTEST Corp.	Information Technology	2.0%
8	Agenus, Inc.	Health Care	1.8%
9	Gold Resource Corp.	Materials	1.8%
10	Richardson Electronics, Ltd.	Information Technology	1.7%

	Total		24.2%

12	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Industry Sector Representation as of December 31, 2022

	% of Net Assets	% of Russell Microcap Index	Difference
Communication Services	3.5%	2.5%	1.0%
Consumer Discretionary	10.4%	9.2%	1.2%
Consumer Staples	1.7%	2.0%	-0.3%
Energy	8.4%	6.6%	1.8%
Financials	13.0%	21.3%	-8.3%
Health Care	34.7%	29.6%	5.1%
Industrials	10.6%	10.5%	0.1%
Information Technology	10.2%	10.8%	-0.6%
Materials	7.0%	3.4%	3.6%
Real Estate	0.7%	3.3%	-2.6%
Utilities	0.0%	0.8%	-0.8%
Liabilities in Excess of Other Assets	-0.2%	0.0%	-0.2%

Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2022, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

The Fund is subject to very high, above market risk (volatility) and is not an appropriate investment for short-term investors. Investments in ultra-small companies generally carry greater risk than is customarily associated with larger companies and even “small companies” for various reasons, such as narrower markets (fewer investors), limited financial resources and greater trading difficulty.

Conclusion

Ultra-Small Company Fund remains closed to new investors. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

bridgewayfunds.com	13

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
COMMON STOCKS - 100.19%

Communication Services - 3.48%
Cumulus Media, Inc., Class A*	188,995	$1,173,659
DallasNews Corp.	998	3,832
Direct Digital Holdings, Inc., Class A*	3,900	9,555
Harte Hanks, Inc.*	15,446	180,564
Salem Media Group, Inc.*	526,376	552,695
SPAR Group, Inc.*	120,200	157,462
Spok Holdings, Inc.	10,200	83,538
SurgePays, Inc.*+	11,956	78,431
Townsquare Media, Inc., Class A*	53,600	388,600
TrueCar, Inc.*	37,800	94,878
Zedge, Inc., Class B*	16,700	29,392

		2,752,606

Consumer Discretionary - 10.38%
AMCON Distributing Co.	2,380	430,780
American Outdoor Brands, Inc.*	8,400	84,168
Barnes & Noble Education, Inc.*	16,000	28,000
Bassett Furniture Industries, Inc.	13,287	230,928
Betterware de Mexico SAPI de CV.+	4,600	29,532
Brilliant Earth Group, Inc., Class A*+	93,300	402,123
Cato Corp. (The), Class A	9,700	90,501
Charles & Colvard, Ltd.*	76,185	62,091
China Automotive Systems, Inc.*	14,200	82,360
Conn’s, Inc.*	113,500	780,880
Crown Crafts, Inc.	41,600	222,144
Delta Apparel, Inc.*	15,590	165,410
Dixie Group, Inc. (The)*	25,600	20,506
Educational Development Corp.	55,700	176,012
Envela Corp.*	10,000	52,600
GAN, Ltd.*	46,500	69,750
J Jill, Inc.*	11,452	284,010
JAKKS Pacific, Inc.*	34,625	605,591
Jerash Holdings US, Inc.	24,900	96,612
Kandi Technologies Group, Inc.*	197,572	454,416
Lakeland Industries, Inc.*	15,300	203,490
Lincoln Educational Services Corp.*	124,464	720,646
Live Ventures, Inc.*	15,002	469,563
PlayAGS, Inc.*	44,900	228,990
Potbelly Corp.*	22,000	122,540

Industry Company	Shares	Value

Consumer Discretionary (continued)
Red Robin Gourmet Burgers, Inc.*	27,200	$151,776
Spruce Power Holding Corp.*	163,100	149,905
ThredUp, Inc., Class A*	215,400	282,174
Tilly’s, Inc., Class A*+	136,500	1,235,325
Vince Holding Corp.*+	26,200	205,146
Weyco Group, Inc.	2,515	53,217
XWELL, Inc.*	16,700	6,060

		8,197,246

Consumer Staples - 1.74%
Farmer Bros Co.*	29,200	134,612
Lifeway Foods, Inc.*+	48,059	266,728
Mannatech, Inc.	23,388	418,645
Natural Alternatives International, Inc.*	50,300	422,017
Natural Grocers by Vitamin Cottage, Inc.	4,500	41,130
Natural Health Trends Corp.	7,600	25,840
Oil-Dri Corp. of America	1,900	63,726

		1,372,698

Energy - 8.39%
Adams Resources & Energy, Inc.	4,600	179,032
American Resources Corp.*	544,795	719,130
Ardmore Shipping Corp.*	45,300	652,773
Barnwell Industries, Inc.	80,030	236,601
Energy Services of America Corp.*	15,000	38,850
ENGlobal Corp.*	7,700	5,930
Epsilon Energy, Ltd.	35,056	232,421
Evolution Petroleum Corp.	69,917	527,873
Forum Energy Technologies, Inc.*	2,300	67,850
Hallador Energy Co.*+	185,295	1,851,097
Mammoth Energy Services, Inc.*	54,500	471,425
Mexco Energy Corp.*	5,768	71,985
NACCO Industries, Inc., Class A	26,913	1,022,694
Natural Gas Services Group, Inc.*	11,116	127,389
NCS Multistage Holdings, Inc.*	700	17,500
North American Construction Group, Ltd.	1,703	22,769
PEDEVCO Corp.*	51,417	56,559

14	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)

Energy (continued)
PHX Minerals, Inc.	46,680	$181,585
Smart Sand, Inc.*	78,518	140,547

		6,624,010

Financials - 13.01%
Acacia Research Corp.*	84,500	355,745
ACNB Corp.	3,900	155,259
AmeriServ Financial, Inc.	15,000	58,950
Ames National Corp.	1,800	42,498
Atlantic American Corp.+	81,700	188,727
Bank7 Corp.	3,540	90,624
Blue Foundry Bancorp*+	13,800	177,330
C&F Financial Corp.	3,000	174,810
CF Bankshares, Inc.	4,800	101,664
Chemung Financial Corp.	1,200	55,044
Citizens & Northern Corp.	2,800	64,008
Citizens Community Bancorp, Inc.	43,900	528,117
Citizens Financial Services, Inc.+	100	7,656
Citizens, Inc.*	7,831	16,680
Codorus Valley Bancorp, Inc.	2,000	47,600
Community Financial Corp. (The)	1,200	47,880
Community West Bancshares	5,000	74,850
Consumer Portfolio Services, Inc.*+	115,598	1,023,042
Curo Group Holdings Corp.	7,600	26,980
Eagle Bancorp Montana, Inc.	2,700	43,632
Elevate Credit, Inc.*	607,000	1,062,250
ESSA Bancorp, Inc.	1,476	30,804
Evans Bancorp, Inc.	2,900	108,431
First Bank	48	661
First United Corp.	3,117	61,249
FS Bancorp, Inc.	2,900	96,976
Greenhill & Co., Inc.	22,800	233,700
Guild Holdings Co., Class A*	4,300	43,387
Investcorp Credit Management BDC, Inc.	23,898	84,599
Kingstone Cos., Inc.	16,200	21,870
LCNB Corp.	8,785	158,130
loanDepot, Inc., Class A	40,100	66,165
Logan Ridge Finance Corp.*	20,483	462,506
MainStreet Bancshares, Inc.	4,200	115,458

Industry Company	Shares	Value

Financials (continued)
Manhattan Bridge Capital, Inc.+	15,216	$82,014
Medallion Financial Corp.+	163,759	1,169,239
Meridian Corp.	12,270	371,658
Middlefield Banc Corp.	1,600	43,840
National Bankshares, Inc.	300	12,090
Nexpoint Real Estate Finance, Inc.	3,200	50,848
Northeast Bank+	6,685	281,439
Northeast Community Bancorp, Inc.+	3,800	56,696
Northrim BanCorp, Inc.	1,400	76,398
OP Bancorp	11,254	125,595
Portman Ridge Finance Corp.	2,100	48,300
Security National Financial Corp., Class A*	174,366	1,272,872
Silvercrest Asset Management Group, Inc., Class A	20,344	381,857
Summit Financial Group, Inc.	3,422	85,174
SuRo Capital Corp.	20,000	76,000
Timberland Bancorp, Inc.	2,600	88,738
Trean Insurance Group, Inc.*	9,500	57,000
US Global Investors, Inc., Class A	3,753	10,846
Western Asset Mortgage Capital Corp.	12,600	114,786
Western New England Bancorp, Inc.	4,400	41,624

		10,274,296

Health Care - 34.73%
Accuray, Inc.*	50,900	106,381
Acumen Pharmaceuticals, Inc.*	2,800	15,120
Agenus, Inc.*	600,300	1,440,720
Alimera Sciences, Inc.*	18,300	49,593
American Shared Hospital Services*	209,067	612,566
Anixa Biosciences, Inc.*	21,000	89,250
Apollo Endosurgery, Inc.*	90,800	905,276
ARCA biopharma, Inc.*	46,948	110,797
ARS Pharmaceuticals, Inc.*+	13,644	116,383
Assembly Biosciences, Inc.*	14,200	18,460
Assertio Holdings, Inc.*+	561,400	2,414,020
Athira Pharma, Inc.*	106,200	336,654

bridgewayfunds.com	15

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)

Health Care (continued)
AVEO Pharmaceuticals, Inc.*	53,000	$792,350
Avita Medical, Inc.*	28,518	188,219
Biocept, Inc.*	109,436	58,001
Cabaletta Bio, Inc.*+	63,621	588,494
CareCloud, Inc.*	211,251	593,615
Clearside Biomedical, Inc.*	104,000	116,480
Clene, Inc.*+	100,774	100,774
Co.-Diagnostics, Inc.*+	305,500	769,860
Context Therapeutics, LLC*	105,809	69,887
CorMedix, Inc.*+	29,300	123,646
Cumberland Pharmaceuticals, Inc.*#	233,068	524,403
CVRx, Inc.*	8,700	159,645
Cyclacel Pharmaceuticals, Inc.*	64,068	42,733
Diffusion Pharmaceuticals, Inc.*	16,565	84,482
Dominari Holdings, Inc.*+	20,500	66,625
Dyne Therapeutics, Inc.*	10,400	120,536
Electromed, Inc.*	79,338	832,256
Enzo Biochem, Inc.*	168,600	241,098
Eton Pharmaceuticals, Inc.*+	190,562	533,574
Exagen, Inc.*+	6,500	15,600
Eyenovia, Inc.*	47,900	78,077
Fennec Pharmaceuticals, Inc.*	34,200	328,320
FONAR Corp.*	47,300	792,275
Forte Biosciences, Inc.*	36,865	36,865
Harrow Health, Inc.*	221,400	3,267,864
Harvard Bioscience, Inc.*	139,383	386,091
Icosavax, Inc.*	8,052	63,933
IMARA, Inc.*	27,900	114,111
IRIDEX Corp.*	251,900	506,319
Kewaunee Scientific Corp.*	16,900	262,795
Kronos Bio, Inc.*	7,610	12,328
Lineage Cell Therapeutics, Inc.*+	324,200	379,314
Lipocine, Inc.*	425,664	163,455
MaxCyte, Inc.*	101,200	552,552
Milestone Scientific, Inc.*	243,700	116,976
Myomo, Inc.*	83,910	42,912
Neuronetics, Inc.*	55,951	384,383
NextCure, Inc.*	39,900	56,259
Olema Pharmaceuticals, Inc.*	41,887	102,623
Omeros Corp.*	12,600	28,476
Ovid therapeutics, Inc.*	315,100	586,086
Passage Bio, Inc.*	249,500	344,310

Industry Company	Shares	Value

Health Care (continued)
Pieris Pharmaceuticals, Inc.*	116,500	$121,160
Pro-Dex, Inc.*	1,700	26,605
ProPhase Labs, Inc.+	51,888	499,681
Protara Therapeutics, Inc.*	24,800	66,464
Pulmatrix, Inc.*	9,700	37,636
Retractable Technologies, Inc.*	66,434	108,958
RVL Pharmaceuticals PLC*	31,500	35,280
scPharmaceuticals, Inc.*+	85,000	609,450
SeaSpine Holdings Corp.*	39,500	329,825
Sensus Healthcare, Inc.*	23,100	171,402
Singular Genomics Systems, Inc.*	11,900	23,919
Societal CDMO, Inc.*	249,600	371,904
Stereotaxis, Inc.*	66,200	137,034
SunLink Health Systems, Inc.*	192,800	117,608
Sunshine Biopharma, Inc.*	286,100	183,104
Tactile Systems Technology, Inc.*	212,666	2,441,406
Talaris Therapeutics, Inc.*+	34,400	35,088
TCR2 Therapeutics, Inc.*	33,410	33,370
Tela Bio, Inc.*	5,000	57,500
Terns Pharmaceuticals, Inc.*	23,200	236,176
Theriva Biologics, Inc.*	16,128	7,335
vTv Therapeutics, Inc., Class A*	27,018	17,627
XBiotech, Inc.*	41,300	144,963
Xilio Therapeutics, Inc.*	34,400	92,536
XOMA Corp.*	200	3,680
Zynex, Inc.+	49,100	682,981

		27,436,514

Industrials - 10.56%
Acme United Corp.	27,485	601,921
ARC Document Solutions, Inc.	578,453	1,694,867
Avalon Holdings Corp., Class A*	14,700	40,424
BGSF, Inc.	4,500	68,940
Bowman Consulting Group, Ltd.*	2,700	58,995
Broadwind, Inc.*	10,792	19,318
DLH Holdings Corp.*	100,700	1,194,805
Energous Corp.*	133,200	111,355
Graham Corp.*	4,800	46,176
Hudson Global, Inc.*	11,158	252,506
Hudson Technologies, Inc.*	175,200	1,773,024

16	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)

Industrials (continued)
Innovative Solutions and Support, Inc.*	6,400	$52,608
LS Starrett Co. (The), Class A*	31,001	228,167
LSI Industries, Inc.	7,600	93,024
Mastech Digital, Inc.*	17,200	189,372
Mistras Group, Inc.*	99,300	489,549
Northwest Pipe Co.*	2,200	74,140
Orion Group Holdings, Inc.*	23,965	57,037
Patriot Transportation Holding, Inc.*	12,400	88,164
Quad/Graphics, Inc.*	31,300	127,704
Quest Resource Holding Corp.*	9,700	59,267
RCM Technologies, Inc.*+	33,114	408,627
Sunworks, Inc.*+	275,373	435,089
Virco Mfg. Corp.*	17,600	79,552
Willis Lease Finance
Corp.*	1,700	100,317

		8,344,948

Information Technology - 10.20%
AstroNova, Inc.*	28,300	362,806
AudioEye, Inc.*	663	2,519
Aviat Networks, Inc.*	2,100	65,499
Climb Global Solutions, Inc.	2,500	78,825
Coda Octopus Group, Inc.*	2,900	19,894
Computer Task Group, Inc.*	128,810	973,803
CoreCard Corp.*+	3,401	98,527
Immersion Corp.*	23,300	163,799
Information Services Group, Inc.	23,548	108,321
Inpixon*	31,900	54,230
inTEST Corp.*	154,734	1,593,760
Issuer Direct Corp.*	1,068	26,743
KVH Industries, Inc.*	10,200	104,244
Mind CTI, Ltd.	5,600	11,760
Park City Group, Inc.	6,427	31,814
Paysign, Inc.*	139,000	358,620
PCTEL, Inc.	196,141	843,406
RF Industries, Ltd.*	29,696	151,450
Richardson Electronics, Ltd.	62,302	1,328,902
Schmitt Industries, Inc.*	61,502	18,653
SigmaTron International, Inc.*	70,800	271,872
SilverSun Technologies, Inc.*	1,900	5,624

Industry Company	Shares	Value

Information Technology (continued)
Synchronoss Technologies, Inc.*	524,900	$324,441
Taitron Components, Inc., Class A	68,200	234,608
TESSCO Technologies, Inc.*	49,629	239,212
TSR, Inc.*+	5,328	36,177
Universal Security Instruments, Inc.*+	100,600	204,218
Wireless Telecom Group, Inc.*	191,592	342,950

		8,056,677

Materials - 6.96%
Advanced Emissions Solutions, Inc.*	306,164	743,979
AgroFresh Solutions, Inc.*	154,592	457,592
Ampco-Pittsburgh Corp.*	58,032	145,660
Ascent Industries Co.*	43,255	375,021
Caledonia Mining Corp. PLC	26,535	329,034
Core Molding Technologies, Inc.*	54,268	704,941
Flexible Solutions International, Inc.*	55,300	171,430
Friedman Industries, Inc.	90,521	886,201
Gold Resource Corp.	936,148	1,432,307
Gulf Resources, Inc.*	81,460	251,711
Northern Technologies International Corp.	252	3,354

		5,501,230

Real Estate - 0.74%
American Realty Investors, Inc.*	8,000	205,200
AMREP Corp.*	28,100	324,555
Clipper Realty, Inc.	3,863	24,723
Maui Land & Pineapple Co., Inc.*	3,200	30,144

		584,622

TOTAL COMMON STOCKS - 100.19%		79,144,847

(Cost $81,906,750)

bridgewayfunds.com	17

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.90%
Dreyfus Institutional Preferred Government Plus Money Market Fund**	4.36%	4,657,864	$4,657,864

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.90%			4,657,864

(Cost $4,657,864)

TOTAL INVESTMENTS - 106.09%			$83,802,711
(Cost $86,564,614)

Liabilities in Excess of Other Assets - (6.09%)			(4,808,724)

NET ASSETS - 100.00%			$78,993,987

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $524,403, which is 0.66% of total net assets.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2022.
^	Rate disclosed as of December 31, 2022.
+

This security or a portion of the security is out on loan as of December 31, 2022. Total loaned securities had a value of $7,311,481 as of December 31, 2022. See Note 2 for disclosure of cash and non-cash collateral.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 12/31/2022 (See Note 2 in Notes to Financial Statements):

		Valuation Inputs

		Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks Real Estate	$260,067	$324,555	$–	$584,622
Other Industries (a)	78,560,225	–	–	78,560,225

Total Common Stocks	78,820,292	324,555	–	79,144,847
Investments Purchased With Cash Proceeds From Securities Lending	4,657,864	–	–	4,657,864

TOTAL	$83,478,156	$324,555	$–	$83,802,711

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

18	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2022

Dear Fellow Ultra-Small Company Market Fund Shareholder,

For the quarter ended December 31, 2022, our Fund returned +4.40%, underperforming our primary market benchmark, the Russell Microcap Index (+4.72%). The Fund also underperformed the Russell 2000 Index (+6.23%). The Fund outperformed the CRSP Cap-Based Portfolio 10 Index (+0.53%). It was a poor quarter on a relative basis, but a good one on an absolute basis.

For the calendar year, our Fund returned -23.40%, underperforming the Russell Microcap Index (-21.96%), and the Russell 2000 Index (-20.44%). The Fund outperformed the CRSP Cap-Based Portfolio 10 Index (-25.05%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2022

			Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (7/31/97)
Ultra-Small Company Market Fund	4.40%	-3.32%	-23.40%	2.37%	8.32%	5.82%	9.17%
Russell Microcap Index	4.72%	4.22%	-21.96%	3.69%	8.86%	6.34%	N/A
CRSP Cap-Based Portfolio 10 Index	0.53%	-2.11%	-25.05%	4.95%	9.18%	7.78%	9.82%
Russell 2000 Index	6.23%	3.91%	-20.44%	4.13%	9.01%	7.16%	7.26%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell Microcap Index measures the performance of the microcap segment of the US equity market. Microcap stocks make up less than 3% of the US equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges. The Index is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 769 of the smallest publicly traded US stocks with dividends reinvested, as reported by the Center for Research on Security Prices. It is not possible to invest directly in an index. Periods longer than one year are annualized.

bridgewayfunds.com	19

Ultra-Small Company Market Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception July 31, 1997 to December 31, 2022

*	The Russell Microcap Index began on 6/30/2000, and the line graph for the Index begins at the same value as the Fund on that date.

Detailed Explanation of Quarterly Performance

The Fund’s investment universe focuses on the smallest stocks within the US stock market (CRSP 10 universe). This tilt toward the market’s smallest stocks detracted from relative results, as CRSP 10 stocks underperformed the Russell Microcap Index. On average, the Fund held about 84% of its assets in the CRSP 10 universe, versus 16% for the benchmark during the quarter. In contrast, the Fund’s sidestepping strategies, which eliminate exposure to stocks with high probability of a steep price decline, major financial distress or bankruptcy, helped performance relative to the CRSP 10 universe.

From a sector perspective, the Fund’s stock selection effect was negative. Holdings in the Health Care and Industrials sectors detracted the most from relative performance.

The table below presents index performance numbers for stocks in the different CRSP deciles during various time periods.

				Annualized
CRSP Decile[1]	Quarter	6 Months	1 Year	5 Years	10 Years	97 Years
1 (ultra-large)	6.15%	1.48%	-20.26%	9.71%	12.76%	9.46%
2	8.62%	6.11%	-16.21%	8.66%	12.44%	10.52%
3	7.73%	4.81%	-19.57%	5.91%	10.78%	10.85%
4	6.88%	4.01%	-18.46%	4.76%	9.46%	10.63%
5	8.27%	3.82%	-17.66%	5.09%	8.93%	11.10%
6	6.04%	4.82%	-23.16%	4.38%	9.28%	11.08%
7	5.53%	4.74%	-20.88%	6.90%	11.25%	11.44%
8	1.36%	0.44%	-28.06%	0.15%	6.63%	10.92%
9	4.36%	2.73%	-23.54%	6.46%	10.65%	11.29%
10 (ultra-small)	0.53%	-2.11%	-25.05%	4.95%	9.18%	12.88%

1

Performance figures are as of the period ended December 31, 2022. The CRSP Cap-Based Portfolio Indexes are unmanaged indexes of publicly traded US stocks with dividends reinvested, grouped by market capitalization, as reported by the Center for Research in Security Prices. Past performance is no guarantee of future results.

20	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Detailed Explanation of Calendar Year Performance

The Fund’s investment universe focuses on the smallest stocks within the US stock market (CRSP 10 universe). Our tilt toward the market’s smallest stocks detracted from the Fund’s relative performance, as CRSP 10 stocks underperformed the Russell Microcap Index. On average, the Fund held 83% of its assets in CRSP 10 universe during the year, versus 17% for the benchmark. However, the Fund’s sidestepping strategies, which eliminate exposure to stocks with high probability of a steep price decline, major financial distress or bankruptcy, helped performance relative to the CRSP 10 universe.

From a sector perspective, the Fund’s stock selection effect was negative. Holdings in the Health Care and Information Technology sectors detracted the most from relative performance.

Top Ten Holdings as of December 31, 2022

Rank	Description	Industry	% of Net Assets
1	Nine Energy Service, Inc.	Energy	1.1%
2	Willis Lease Finance Corp.	Industrials	0.7%
3	Enerflex, Ltd.	Energy	0.7%
4	89bio, Inc.	Health Care	0.6%
5	LSI Industries, Inc.	Industrials	0.6%
6	Performant Financial Corp.	Industrials	0.5%
7	Cabaletta Bio, Inc.	Health Care	0.5%
8	Actinium Pharmaceuticals, Inc.	Health Care	0.5%
9	J Jill, Inc.	Consumer Discretionary	0.5%
10	Trean Insurance Group, Inc.	Financials	0.5%
	Total		6.2%

Industry Sector Representation as of December 31, 2022

	% of Net Assets	% of Russell Microcap Index	Difference
Communication Services	4.1%	2.5%	1.6%
Consumer Discretionary	12.5%	9.2%	3.3%
Consumer Staples	3.1%	2.0%	1.1%
Energy	8.4%	6.6%	1.8%
Financials	17.7%	21.3%	-3.6%
Health Care	28.3%	29.6%	-1.3%
Industrials	11.2%	10.5%	0.7%
Information Technology	9.3%	10.8%	-1.5%
Materials	3.3%	3.4%	-0.1%
Real Estate	1.1%	3.3%	-2.2%
Utilities	0.9%	0.8%	0.1%
Cash & Other Assets	0.1%	0.0%	0.1%
Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter-end, December 31, 2022, unless otherwise stated.

bridgewayfunds.com	21

Ultra-Small Company Market Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

The Fund is subject to very high, above-market risk (volatility) and is not an appropriate investment for short-term investors. Investments in ultra-small companies generally carry greater risk than is customarily associated with larger companies and even “small companies” for various reasons, such as narrower markets (fewer investors), limited financial resources, and greater trading difficulty.

Conclusion

Thank you for your continued investment in Ultra-Small Company Market Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

22	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
COMMON STOCKS - 99.90%
Communication Services - 4.08%
Arena Group Holdings, Inc. (The)*	51,200	$543,232
Beasley Broadcast Group, Inc., Class A*	49,625	45,665
BuzzFeed, Inc.*	25,000	17,240
Cinedigm Corp., Class A*	400,000	155,080
comScore, Inc.*	284,900	330,484
Cumulus Media, Inc., Class A*	68,100	422,901
Emerald Holding, Inc.*	41,000	145,140
EverQuote, Inc., Class A*	54,500	803,330
FG Group Holdings, Inc.*	75,000	196,500
Fluent, Inc.*	221,100	240,999
Gaia, Inc.*	48,400	115,192
Harte Hanks, Inc.*	20,000	233,800
IDW Media Holdings, Inc., Class B*	35,500	33,370
KORE Group Holdings, Inc.*	253,700	319,662
Leafly Holdings, Inc.*	103,900	67,732
Lee Enterprises, Inc.*	22,000	408,320
Liberty TripAdvisor Holdings, Inc., Class A*	150,000	100,440
Loyalty Ventures, Inc.*	100,000	241,000
Marchex, Inc., Class B*	124,500	195,465
Moving Image Technologies, Inc.*	20,300	23,345
National CineMedia, Inc.	200,000	44,000
NII Holdings Escrow*Δ#	287,700	71,925
Outbrain, Inc.*	135,000	488,700
Saga Communications, Inc., Class A	22,216	524,298
Salem Media Group, Inc.*	104,000	109,200
Spok Holdings, Inc.	80,416	658,607
Takung Art Co., Ltd.*	76,000	41,830
Townsquare Media, Inc., Class A*	52,700	382,075
Travelzoo*	30,443	135,471
TrueCar, Inc.*	205,000	514,550
Zedge, Inc., Class B*	23,680	41,677

		7,651,230

Consumer Discretionary - 12.47%
AMCON Distributing Co.	1,900	343,900
American Outdoor Brands, Inc.*	27,007	270,610
Ark Restaurants Corp.	14,500	240,120
Aspen Group, Inc.*	67,100	20,801
Barnes & Noble Education, Inc.*	232,300	406,525

Industry Company	Shares	Value

Consumer Discretionary (continued)
Bassett Furniture Industries, Inc.	25,644	$445,693
Boxed, Inc.*	152,000	29,625
Build-A-Bear Workshop, Inc.*	37,400	891,616
BurgerFi International, Inc.*	38,588	48,621
Canterbury Park Holding Corp.+	11,689	365,398
Carrols Restaurant Group, Inc.*	150,000	204,000
Cato Corp. (The), Class A	57,373	535,290
Citi Trends, Inc.*	30,000	794,400
Conn’s, Inc.*	70,000	481,600
Cooper-Standard Holdings, Inc.*	34,500	312,570
Culp, Inc.	64,000	293,760
Delta Apparel, Inc.*	20,588	218,439
Dixie Group, Inc. (The)*	117,000	93,717
Duluth Holdings, Inc., Class B*	25,000	154,500
Educational Development Corp.	31,400	99,224
Emerson Radio Corp.*	102,100	54,133
Envela Corp.*	102,400	538,624
Escalade, Inc.	34,508	351,291
Express, Inc.*	298,500	304,470
Fiesta Restaurant Group, Inc.*	74,106	544,679
Flanigan’s Enterprises, Inc.	7,000	181,160
Flexsteel Industries, Inc.+	14,900	229,460
Fossil Group, Inc.*	140,000	603,400
Greenlane Holdings, Inc., Class A*	15,000	4,313
Hamilton Beach Brands Holding Co., Class A	18,000	223,020
Hooker Furnishings Corp.	31,560	590,172
Horizon Global Corp.*	124,200	48,289
iMedia Brands, Inc.*	59,817	38,283
J Jill, Inc.*	36,300	900,240
JAKKS Pacific, Inc.*	32,090	561,254
Kandi Technologies Group, Inc.*	162,900	374,670
Kirkland’s, Inc.*+	48,500	160,050
Lakeland Industries, Inc.*	19,857	264,098
Lifetime Brands, Inc.	59,200	449,328
Lincoln Educational Services Corp.*	77,705	449,912
LL Flooring Holdings, Inc.*	75,000	421,500
Lulu’s Fashion Lounge Holdings, Inc.*	80,000	200,800
Nathan’s Famous, Inc.	9,700	651,937
Nautilus, Inc.*	57,600	88,128

bridgewayfunds.com	23

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Noodles & Co.*	75,000	$411,750
PARTS iD, Inc.*	195,900	191,003
Party City Holdco, Inc.*	325,000	118,787
PlayAGS, Inc.*	103,300	526,830
Polished.com, Inc.*	100,000	57,770
Potbelly Corp.*	89,600	499,072
RealReal, Inc. (The)*+	300,000	375,000
Red Robin Gourmet Burgers, Inc.*	56,100	313,038
Regis Corp.*	144,500	176,290
Rent the Runway, Inc., Class A*	163,500	498,675
Rocky Brands, Inc.	15,000	354,300
Strattec Security Corp.*	15,700	322,635
Superior Group of Cos., Inc.	61,600	619,696
Superior Industries International, Inc.*	102,500	432,550
Sypris Solutions, Inc.*	84,404	170,496
ThredUp, Inc., Class A*	200,000	262,000
Tilly’s, Inc., Class A*	50,000	452,500
Unifi, Inc.*	60,000	516,600
Unique Fabricating, Inc.*	92,500	51,014
Universal Technical Institute, Inc.*	90,200	606,144
Vera Bradley, Inc.*	118,700	537,711
Vince Holding Corp.*+	51,263	401,389
Volta, Inc.*	434,000	154,244
VOXX International Corp.*	36,100	302,518
Weyco Group, Inc.	24,500	518,420
Xcel Brands, Inc.*	75,000	52,500

		23,406,552

Consumer Staples - 3.06%
Alico, Inc.	24,550	586,009
AppHarvest, Inc.*+	394,000	223,556
Better Choice Co., Inc.*	101,700	54,816
Blue Apron Holdings, Inc., Class A*+	137,500	114,125
Bridgford Foods Corp.*+	21,900	262,362
Farmer Bros Co.*	44,900	206,989
Fresh Vine Wine, Inc.*+	25,000	24,472
Laird Superfood, Inc.*	23,500	19,740
Lifecore Biomedical, Inc.*	55,000	356,400
LifeMD, Inc.*	92,800	180,032
Lifeway Foods, Inc.*	37,401	207,576
Limoneira Co.+	50,000	610,500
Mannatech, Inc.	8,300	148,570
Natural Alternatives International, Inc.*	31,610	265,208

Industry Company	Shares	Value

Consumer Staples (continued)
Natural Grocers by Vitamin Cottage, Inc.	29,500	$269,630
Oil-Dri Corp. of America	16,700	560,118
Planet Green Holdings Corp.*	83,000	51,460
Rocky Mountain Chocolate Factory, Inc.*	36,500	208,050
Splash Beverage Group, Inc.*+	102,300	98,351
United-Guardian, Inc.	13,466	140,046
Village Super Market, Inc., Class A+	23,000	535,670
Vintage Wine Estates, Inc.*+	145,100	473,026
Zevia PBC, Class A*+	35,000	143,150

		5,739,856

Energy - 8.42%
Adams Resources & Energy, Inc.	22,000	856,240
Aemetis, Inc.*+	90,000	356,400
Amplify Energy Corp.*	91,800	806,922
Barnwell Industries, Inc.	35,000	103,474
Battalion Oil Corp.*	56,500	548,615
Camber Energy, Inc.*	2,000	4,040
Comstock, Inc.*	229,000	62,975
Enerflex, Ltd.+	197,257	1,246,664
Enservco Corp.*	36,093	58,832
Evolution Petroleum Corp.	60,800	459,040
Forum Energy Technologies, Inc.*	17,000	501,500
Geospace Technologies Corp.*	50,500	213,110
Gran Tierra Energy, Inc.*	450,000	445,500
Gulf Island Fabrication, Inc.*	65,348	335,235
Houston American Energy Corp.*+	28,000	96,320
Independence Contract Drilling, Inc.*	55,000	179,850
KLX Energy Services Holdings, Inc.*	51,702	894,962
Mammoth Energy Services, Inc.*	100,000	865,000
Mexco Energy Corp.*	8,000	99,840
MIND Technology, Inc.*	119,515	54,977
NACCO Industries, Inc., Class A	13,470	511,860
Natural Gas Services Group, Inc.*	64,076	734,311
NCS Multistage Holdings, Inc.*	10,350	258,750

24	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Energy (continued)
New Concept Energy, Inc.*	8,400	$9,156
Nine Energy Service, Inc.*+	142,700	2,073,431
Oil States International, Inc.*	46,800	349,128
Overseas Shipholding Group, Inc., Class A*	222,496	643,013
PEDEVCO Corp.*	195,000	214,500
PHX Minerals, Inc.	120,200	467,578
Ranger Energy Services, Inc.*	24,700	271,947
Ring Energy, Inc.*	103,650	254,979
SEACOR Marine Holdings, Inc.*	85,805	785,974
Smart Sand, Inc.*	140,900	252,211
Superior Drilling Products, Inc.*	166,100	152,662
VAALCO Energy, Inc.	137,200	625,632

		15,794,628

Financials - 17.76%
Acacia Research Corp.*+	103,100	434,051
AmeriServ Financial, Inc.	59,171	232,542
Ashford, Inc.*+	5,000	69,399
Associated Capital Group, Inc., Class A	10,000	419,900
Atlantic American Corp.#	116,256	268,551
Auburn National BanCorp, Inc.	7,500	173,813
Bank of Princeton (The)	20,266	642,838
Bank7 Corp.	27,910	714,496
BankFinancial Corp.	30,600	322,218
Bankwell Financial Group, Inc.	25,000	735,750
C&F Financial Corp.	10,690	622,906
California BanCorp*	17,200	409,016
CB Financial Services, Inc.	18,700	400,741
Chemung Financial Corp.	16,298	747,589
Citizens Community Bancorp, Inc.	28,600	344,058
Citizens Holding Co.	25,070	343,459
Citizens, Inc.*	90,000	191,700
Codorus Valley Bancorp, Inc.	25,137	598,261
Cohen & Co., Inc.	5,000	41,700
Colony Bankcorp, Inc.	10,950	138,956
Community West Bancshares	21,657	324,205
Conifer Holdings, Inc.*	13,000	20,410
Consumer Portfolio Services, Inc.*	75,500	668,175
Curo Group Holdings Corp.	129,000	457,950

Industry Company	Shares	Value

Financials (continued)
Eagle Bancorp Montana, Inc.	19,521	$315,459
eHealth, Inc.*	50,000	242,000
Elevate Credit, Inc.*	122,100	213,675
ESSA Bancorp, Inc.	22,143	462,124
Evans Bancorp, Inc.	17,000	635,630
FG Financial Group, Inc.*	30,000	85,500
Finwise Bancorp*	33,292	308,284
First Financial Northwest, Inc.	34,770	520,855
First Guaranty Bancshares, Inc.	14,856	348,373
First Northwest Bancorp	26,600	408,576
First United Corp.	23,292	457,688
First Western Financial, Inc.*	22,051	620,736
GAMCO Investors, Inc., Class A+	33,000	502,920
Greenhill & Co., Inc.	36,800	377,200
Hallmark Financial Services, Inc.*	105,100	61,399
Hawthorn Bancshares, Inc.	29,950	652,012
Heritage Insurance Holdings, Inc.	66,000	118,800
HMN Financial, Inc.	18,800	400,440
Investar Holding Corp.	28,000	602,840
Katapult Holdings, Inc.*	235,400	225,207
Kentucky First Federal Bancorp	16,000	108,480
Lake Shore Bancorp, Inc.	27,150	327,836
Landmark Bancorp, Inc.+	8,205	185,679
Magyar Bancorp, Inc.	12,579	161,263
Malvern Bancorp, Inc.*	21,100	374,525
Marygold Cos., Inc. (The)*	46,000	69,000
Medallion Financial Corp.+	86,744	619,352
Meridian Corp.	17,100	517,959
Northrim BanCorp, Inc.	8,195	447,201
Norwood Financial Corp.	25,512	853,121
Ocwen Financial Corp.*	5,600	171,248
Ohio Valley Banc Corp.	13,000	343,460
OP Bancorp	38,000	424,080
Oportun Financial Corp.*	121,200	667,812
Patriot National Bancorp, Inc.*	8,500	90,100
PCB Bancorp	7,300	129,137
Penns Woods Bancorp, Inc.	31,066	826,977
Peoples Bancorp of North Carolina, Inc.	20,830	678,225
Ponce Financial Group, Inc.*+	50,699	472,515

bridgewayfunds.com	25

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Financials (continued)
Professional Holding Corp., Class A*	29,500	$818,330
Provident Financial Holdings, Inc.	27,817	383,040
Republic First Bancorp, Inc.*+	119,100	256,065
Riverview Bancorp, Inc.	75,106	576,814
Safeguard Scientifics, Inc.*	80,000	248,000
Security National Financial Corp., Class A*	69,390	506,547
Silvercrest Asset Management Group, Inc., Class A	24,602	461,780
Southern States Bancshares, Inc.	20,000	579,000
Summit State Bank	17,820	281,556
Sunlight Financial Holdings, Inc.*+	153,000	197,370
Territorial Bancorp, Inc.	30,307	727,671
Timberland Bancorp, Inc.	13,900	474,407
Trean Insurance Group, Inc.*	150,000	900,000
Unico American Corp.*	54,500	87,745
Union Bankshares, Inc.	14,951	350,003
United Bancshares, Inc.	7,700	144,144
United Security Bancshares	15,000	109,650
Unity Bancorp, Inc.	25,812	705,442
Western New England Bancorp, Inc.	56,344	533,014
Westwood Holdings Group, Inc.	36,000	400,813
WVS Financial Corp.#	16,800	235,200

		33,326,963
Health Care - 28.26%
4D Molecular Therapeutics, Inc.*	38,500	855,085
89bio, Inc.*	91,800	1,168,614
Accuray, Inc.*	223,200	466,488
AcelRx Pharmaceuticals, Inc.*+	12,370	27,956
Acorda Therapeutics, Inc.*	76,706	58,810
Actinium Pharmaceuticals, Inc.*+	86,966	926,188
Acumen Pharmaceuticals, Inc.*	75,400	407,160
Acutus Medical, Inc.*	79,500	91,425
Aeglea BioTherapeutics, Inc.*	150,000	67,485
AgeX Therapeutics, Inc.*	165,000	91,064
AIM ImmunoTech, Inc.*	140,000	43,666

Industry Company	Shares	Value

Health Care (continued)
Aligos Therapeutics, Inc.*	112,000	$106,725
Allakos, Inc.*	50,000	421,000
Allarity Therapeutics, Inc.*	20,000	5,876
Alpha Teknova, Inc.*	35,000	197,400
American Shared Hospital Services*	33,700	98,741
Angion Biomedica Corp.*	175,000	142,030
Annovis Bio, Inc.*	22,500	302,175
Apollo Endosurgery, Inc.*	78,200	779,654
Applied Molecular Transport, Inc.*	100,000	42,000
Applied Therapeutics, Inc.*	50,000	38,000
Apyx Medical Corp.*	288,000	673,920
Aquestive Therapeutics, Inc.*+	137,456	123,999
Ardelyx, Inc.*	307,000	874,950
Armata Pharmaceuticals, Inc.*+	184,682	229,006
ARS Pharmaceuticals, Inc.*+	69,500	592,835
Assembly Biosciences, Inc.*	165,000	214,500
Astria Therapeutics, Inc.*	35,000	521,150
Athira Pharma, Inc.*	102,000	323,340
ATI Physical Therapy, Inc.*	60,000	18,300
Atreca, Inc., Class A*	100,000	80,060
Avrobio, Inc.*	146,000	104,083
Axcella Health, Inc.*	195,009	63,865
Ayala Pharmaceuticals, Inc.*	53,000	22,302
Aziyo Biologics, Inc., Class A*+	24,900	105,825
Berkeley Lights, Inc.*	175,200	469,536
BioAtla, Inc.*	22,000	181,500
Biodesix, Inc.*	66,800	153,640
BiomX, Inc.*	49,500	9,242
Biora Therapeutics, Inc.*	432,000	56,894
Black Diamond Therapeutics, Inc.*+	117,800	212,040
Bolt Biotherapeutics, Inc.*	187,600	243,880
Cabaletta Bio, Inc.*+	107,730	996,502
Calithera Biosciences, Inc.*	6,158	20,075
Candel Therapeutics, Inc.*	125,000	223,750
CareCloud, Inc.*	67,363	189,290
CEL-SCI Corp.*+	118,600	278,710
China Pharma Holdings, Inc.*	145,000	13,906
Clearside Biomedical, Inc.*	212,600	238,112
Codex DNA, Inc.*+	117,000	146,250
Cognition Therapeutics, Inc.*	66,200	139,020

26	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Health Care (continued)
Concert Pharmaceuticals, Inc.*	138,100	$806,504
CorMedix, Inc.*+	120,100	506,822
Corvus Pharmaceuticals, Inc.*	155,700	132,345
Cumberland Pharmaceuticals, Inc.*	49,887	112,246
Curis, Inc.*	240,000	132,000
CVRx, Inc.*	28,595	524,718
Cyclerion Therapeutics, Inc.*	107,000	70,213
Cyteir Therapeutics, Inc.*	119,584	197,314
CytomX Therapeutics, Inc.*	176,000	281,600
Daxor Corp.*+	9,400	86,762
Decibel Therapeutics, Inc.*+	107,282	219,928
Disc Medicine, Inc.*	7,500	149,175
ElectroCore, Inc.*	70,000	17,976
Electromed, Inc.*	27,000	283,230
Elevation Oncology, Inc.*	128,000	121,306
Eliem Therapeutics, Inc.*	53,323	190,896
Enzo Biochem, Inc.*	146,500	209,495
Equillium, Inc.*	123,500	135,850
Eton Pharmaceuticals, Inc.*+	50,900	142,520
Evelo Biosciences, Inc.*	105,300	169,533
Exagen, Inc.*+	39,000	93,600
Finch Therapeutics Group, Inc.*	157,667	75,680
Frequency Therapeutics, Inc.*	82,400	317,240
Fulcrum Therapeutics, Inc.*	40,000	291,200
Gain Therapeutics, Inc.*	60,000	187,800
Galecto, Inc.*	165,000	189,750
Galera Therapeutics, Inc.*	183,200	272,968
Gelesis Holdings, Inc.*	74,300	21,577
GlycoMimetics, Inc.*+	75,000	227,250
Graphite Bio, Inc.*	130,500	433,260
Graybug Vision, Inc.*	41,900	20,950
Great Elm Group, Inc.*	104,597	211,286
Gritstone bio, Inc.*+	206,000	710,700
Harpoon Therapeutics, Inc.*	50,000	36,285
Harrow Health, Inc.*	45,500	671,580
Harvard Bioscience, Inc.*	77,017	213,337
HCW Biologics, Inc.*	72,600	139,392
Homology Medicines, Inc.*	215,000	270,900
Hookipa Pharma, Inc.*	200,800	162,648
Hyperfine, Inc.*	125,000	105,000
iBio, Inc.*	25,000	11,110
Icosavax, Inc.*	80,000	635,200
Ikena Oncology, Inc.*	82,350	219,051

Industry Company	Shares	Value

Health Care (continued)
IMARA, Inc.*	66,800	$273,212
Immuneering Corp., Class A*+	34,949	169,503
Immunic, Inc.*+	98,000	137,200
Impel Pharmaceuticals, Inc.*+	30,000	112,500
IN8bio, Inc.*	68,700	158,697
Infinity Pharmaceuticals, Inc.*	240,000	133,200
InfuSystem Holdings, Inc.*	54,800	475,664
Inozyme Pharma, Inc.*	130,000	136,500
InspireMD, Inc.*	16,667	14,325
Invacare Corp.*+	108,346	45,505
IO Biotech, Inc.*+	132,200	304,060
IRIDEX Corp.*	90,400	181,704
IsoPlexis Corp.*	132,464	205,319
IsoRay, Inc.*	184,000	45,466
Jounce Therapeutics, Inc.*	147,000	163,170
Kala Pharmaceuticals, Inc.*+	3,500	133,525
KemPharm, Inc.*+	89,443	410,543
Kewaunee Scientific Corp.*	13,200	205,260
Kronos Bio, Inc.*	251,000	406,620
Landos Biopharma, Inc.*	99,000	49,510
Lannett Co., Inc.*+	111,900	58,278
Larimar Therapeutics, Inc.*	60,000	247,800
Leap Therapeutics, Inc.*	288,301	129,735
Lineage Cell Therapeutics, Inc.*	442,900	518,193
Longboard Pharmaceuticals, Inc.*	25,000	79,000
Lucid Diagnostics, Inc.*+	135,000	183,600
Lucira Health, Inc.*	110,500	12,277
Lumos Pharma, Inc.*	46,744	168,746
Lyra Therapeutics, Inc.*	144,900	454,986
Magenta Therapeutics, Inc.*	209,500	82,753
Matinas BioPharma Holdings, Inc.*	626,891	313,446
MediciNova, Inc.*	190,247	390,006
Merrimack Pharmaceuticals, Inc.*	32,500	372,450
Milestone Scientific, Inc.*	274,500	131,760
Minerva Neurosciences, Inc.*	15,436	24,543
Minerva Surgical, Inc.*	127,200	28,416
MiNK Therapeutics, Inc.*	8,500	21,930
Molecular Templates, Inc.*	110,000	36,080
Mustang Bio, Inc.*	206,900	81,705
Myomo, Inc.*	56,600	28,945
NanoViricides, Inc.*+	94,039	104,383
NantHealth, Inc.*+	16,940	61,831

bridgewayfunds.com	27

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Health Care (continued)
Navidea Biopharmaceuticals, Inc.*	102,440	$21,512
Neoleukin Therapeutics, Inc.*	75,000	38,175
Neuronetics, Inc.*	62,305	428,035
NeuroPace, Inc.*+	26,148	38,961
NexImmune, Inc.*	50,000	12,155
NextCure, Inc.*	100,000	141,000
NightHawk Biosciences, Inc.*	100,000	80,510
NovaBay Pharmaceuticals, Inc.*	4,429	8,637
NRX Pharmaceuticals, Inc.*	178,700	198,357
Odonate Therapeutics, Inc.*	215,000	376,250
Olema Pharmaceuticals, Inc.*	86,200	211,190
Omeros Corp.*+	126,600	286,116
Oncocyte Corp.*	200,000	64,180
Oncorus, Inc.*	67,300	17,047
Optinose, Inc.*	90,000	166,500
Oragenics, Inc.*	140,000	14,714
OraSure Technologies, Inc.*	100,000	482,000
ORIC Pharmaceuticals, Inc.*	97,000	571,330
Ovid therapeutics, Inc.*+	227,700	423,522
Owlet, Inc.*	231,500	129,432
Oyster Point Pharma, Inc.*+	40,000	446,800
Palatin Technologies, Inc.*	14,800	37,888
Paratek Pharmaceuticals, Inc.*+	215,000	402,050
Pardes Biosciences, Inc.*	198,900	336,141
Passage Bio, Inc.*	240,100	331,338
Personalis, Inc.*	115,500	228,690
Pluri, Inc.*	102,600	96,444
Praxis Precision Medicines, Inc.*+	101,900	242,522
Precision BioSciences, Inc.*	271,500	323,085
Prelude Therapeutics, Inc.*+	36,949	223,172
Protalix BioTherapeutics, Inc.*+	130,000	178,100
Protara Therapeutics, Inc.*	39,200	105,056
Puma Biotechnology, Inc.*	114,900	486,027
Pyxis Oncology, Inc.*+	170,295	228,195
Quince Therapeutics, Inc.*+	110,000	70,114
Rain Oncology, Inc.*	10,000	80,000

Industry Company	Shares	Value

Health Care (continued)
Rapid Micro Biosystems, Inc., Class A*+	138,000	$155,940
Regional Health Properties, Inc.*	10,000	33,200
Reneo Pharmaceuticals, Inc.*	70,000	163,100
Retractable Technologies, Inc.*	91,700	150,397
Rigel Pharmaceuticals, Inc.*	325,000	487,500
Rocket Pharmaceuticals, Inc.*	8,797	172,165
SAB Biotherapeutics, Inc.*	84,000	49,552
Satsuma Pharmaceuticals, Inc.*	65,000	58,500
Savara, Inc.*	366,393	567,909
Science 37 Holdings, Inc.*	225,000	93,420
scPharmaceuticals, Inc.*+	104,500	749,265
SCYNEXIS, Inc.*	149,000	232,440
SeaSpine Holdings Corp.*	75,000	626,250
Sensei Biotherapeutics, Inc.*	112,900	168,221
Senti Biosciences, Inc.*	95,000	133,950
Sera Prognostics, Inc., Class A*	4,205	5,172
Shattuck Labs, Inc.*	85,100	195,730
Sientra, Inc.*	102,000	20,696
Sigilon Therapeutics, Inc.*	125,000	43,750
Singular Genomics Systems, Inc.*	215,600	433,356
Solid Biosciences, Inc.*	18,700	100,606
Sonendo, Inc.*	101,500	287,245
Sonida Senior Living, Inc.*	20,615	257,688
Spruce Biosciences, Inc.*+	60,000	66,000
SQZ Biotechnologies Co.*	62,400	46,176
Standard BioTools, Inc.*+	212,000	248,040
Star Equity Holdings, Inc.*	110,390	94,372
Stereotaxis, Inc.*	177,100	366,597
Summit Therapeutics, Inc.*	76,500	325,125
SunLink Health Systems, Inc.*	40,000	24,400
Surface Oncology, Inc.*	157,500	129,150
Surgalign Holdings, Inc.*	25,000	49,000
Synlogic, Inc.*	216,900	164,844
Syros Pharmaceuticals, Inc.*	8,670	31,125
Tabula Rasa HealthCare, Inc.*	50,000	247,500
Tactile Systems Technology, Inc.*	62,800	720,944
Talaris Therapeutics, Inc.*+	130,000	132,600
Talkspace, Inc.*	250,000	152,575

28	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Health Care (continued)
Taysha Gene Therapies, Inc.*	99,269	$224,348
TCR2 Therapeutics, Inc.*	148,400	148,222
Tela Bio, Inc.*	52,000	598,000
Tenaya Therapeutics, Inc.*	102,300	205,623
Terns Pharmaceuticals, Inc.*	66,000	671,880
TFF Pharmaceuticals, Inc.*	56,200	59,010
TherapeuticsMD, Inc.*	42,000	234,780
Theriva Biologics, Inc.*	12,400	5,640
Trevi Therapeutics, Inc.*	195,800	377,894
TScan Therapeutics, Inc.*	115,000	187,450
UNITY Biotechnology, Inc.*	60,705	166,332
Vapotherm, Inc.*	99,500	268,650
Vaxxinity, Inc., Class A*	72,000	100,800
Venus Concept, Inc.*	208,644	66,766
Verastem, Inc.*	355,000	142,888
Verrica Pharmaceuticals, Inc.*	74,550	205,012
Vigil Neuroscience, Inc.*	5,064	63,300
Viracta Therapeutics, Inc.*	125,000	182,500
VolitionRX, Ltd.*+	120,000	291,600
Vor BioPharma, Inc.*+	95,000	631,750
Voyager Therapeutics, Inc.*	95,481	582,434
Werewolf Therapeutics, Inc.*	76,211	156,233
Xeris Biopharma Holdings, Inc.*	355,151	472,351
Xilio Therapeutics, Inc.*	76,081	204,658
Xtant Medical Holdings, Inc.*	100,000	66,000
Zynerba Pharmaceuticals, Inc.*	102,200	54,166

		53,036,599

Industrials - 11.19%
Acme United Corp.	11,535	252,616
AgEagle Aerial Systems, Inc.*	200,000	70,000
Air Industries Group*	9,000	38,250
Air T, Inc.*	17,250	432,802
Alpha Pro Tech, Ltd.*	52,900	212,658
American Superconductor Corp.*	90,000	331,200
ARC Document Solutions, Inc.	167,400	490,482
Avalon Holdings Corp., Class A*	3,900	10,725
BGSF, Inc.	39,700	608,204
BlackSky Technology, Inc.*	325,000	500,500

Industry Company	Shares	Value

Industrials (continued)
Bowman Consulting Group, Ltd.*	30,000	$655,500
CECO Environmental Corp.*	48,300	564,144
Charah Solutions, Inc.*	16,500	89,100
Chicago Rivet & Machine Co.+	8,000	229,040
Commercial Vehicle Group, Inc.*	40,500	275,805
CompX International, Inc.	44,200	816,816
Eastern Co. (The)	21,200	408,736
Espey Mfg. & Electronics Corp.*	16,108	228,734
FreightCar America, Inc.*+	73,000	233,600
GEE Group, Inc.*	77,600	38,024
Gencor Industries, Inc.*	29,200	294,920
Graham Corp.*	18,900	181,818
Hudson Global, Inc.*	10,942	247,617
Hurco Cos., Inc.	7,500	195,975
Hydrofarm Holdings Group, Inc.*	110,000	170,500
India Globalization Capital, Inc.*	69,000	21,949
INNOVATE Corp.*+	241,392	451,403
Innovative Solutions and Support, Inc.*	80,400	660,888
Knightscope, Inc., Class A*	75,000	141,750
KULR Technology Group, Inc.*+	255,000	306,000
L B Foster Co., Class A*	41,700	403,656
Lightning eMotors, Inc.*	116,400	42,661
LS Starrett Co. (The), Class A*	36,400	267,904
LSI Industries, Inc.	88,000	1,077,120
Mastech Digital, Inc.*	50,400	554,904
Matrix Service Co.*	60,000	373,200
Mayville Engineering Co., Inc.*	25,258	319,766
Mega Matrix Corp.*	108,000	190,080
Mesa Air Group, Inc.*	249,800	382,194
Mistras Group, Inc.*	63,100	311,083
Momentus, Inc.*+	368,500	287,393
NN, Inc.*	145,000	217,500
Ocean Power Technologies, Inc.*	180,000	81,018
Orion Group Holdings, Inc.*	115,100	273,938
P&F Industries, Inc., Class A	10,500	52,395
Park Aerospace Corp.	15,000	201,150
Patriot Transportation Holding, Inc.*	7,471	53,119

bridgewayfunds.com	29

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Industrials (continued)
Performant Financial Corp.*	278,300	$1,004,663
Perma-Pipe International Holdings, Inc.*	71,600	676,620
Pineapple Energy, Inc.*	14,504	33,794
Quad/Graphics, Inc.*	129,569	528,642
RCM Technologies, Inc.*	43,242	533,606
Redwire Corp.*+	158,500	313,830
Servotronics, Inc.*	16,653	175,856
Shapeways Holdings, Inc.*	153,289	83,359
SIFCO Industries, Inc.*	26,024	56,204
Spire Global, Inc.*	290,000	278,400
Team, Inc.*	19,580	102,795
Twin Disc, Inc.*	58,100	564,732
Ultralife Corp.*	72,400	279,464
US Xpress Enterprises, Inc., Class A*	165,000	298,650
Virco Mfg. Corp.*	25,800	116,616
Westwater Resources, Inc.*	123,700	97,723
Williams Industrial Services Group, Inc.*	88,300	90,075
Willis Lease Finance Corp.*	21,400	1,262,814
Xos, Inc.*	275,000	121,797
Yellow Corp.*	53,000	133,030

		21,001,507

Information Technology - 9.31%
Airspan Networks Holdings, Inc.*	199,600	261,476
ALJ Regional Holdings, Inc.*	202,000	375,720
Amtech Systems, Inc.*	84,000	638,400
Applied Digital Corp.*+	250,000	460,000
Applied Optoelectronics, Inc.*+	126,500	239,085
Arteris, Inc.*	55,000	236,500
AstroNova, Inc.*	37,700	483,314
Aware, Inc.*	124,579	213,030
Backblaze, Inc., Class A*+	27,500	169,125
Bel Fuse, Inc., Class B	5,800	190,936
BK Technologies Corp.+	45,717	151,780
BM Technologies, Inc.*+	21,636	112,724
CalAmp Corp.*	80,000	358,400
Climb Global Solutions, Inc.	16,800	529,704
Computer Task Group, Inc.*	62,100	469,476
CoreCard Corp.*+	19,737	571,781
CSP, Inc.	45,000	424,350
Daktronics, Inc.*	112,855	318,251

Industry Company	Shares	Value

Information Technology (continued)
Diebold Nixdorf, Inc.*	289,600	$411,232
eMagin Corp.*	251,000	213,350
Embark Technology, Inc.*+	42,500	139,825
EMCORE Corp.*	102,473	98,630
Everspin Technologies, Inc.*	73,900	410,884
Frequency Electronics, Inc.*	21,500	151,575
Greenidge Generation Holdings, Inc.*+	80,000	23,128
GSI Technology, Inc.*	54,217	93,795
Immersion Corp.*	93,000	653,790
Innodata, Inc.*	85,955	254,857
Inseego Corp.*	50,000	42,125
Intellicheck, Inc.*	110,300	220,600
inTEST Corp.*	19,901	204,980
Intevac, Inc.*	87,400	565,478
Inuvo, Inc.*	306,000	67,779
Issuer Direct Corp.*	16,500	413,160
Kaleyra, Inc.*	235,900	178,128
Key Tronic Corp.*	32,400	140,292
KVH Industries, Inc.*	55,774	570,010
Latch, Inc.*+	405,000	287,510
LGL Group, Inc. (The)*	29,200	118,260
LiveVox Holdings, Inc.*	220,000	653,400
Marin Software, Inc.*+	60,000	60,000
M-Tron Industries, Inc.*	14,600	127,750
Network-1 Technologies, Inc.	134,000	294,800
Optical Cable Corp.*	27,600	114,816
PCTEL, Inc.	73,800	317,340
Pixelworks, Inc.*	108,100	191,337
Powerfleet, Inc.*	138,200	371,758
Quantum Corp.*	285,000	310,650
RF Industries, Ltd.*	43,230	220,473
Richardson Electronics, Ltd.	32,011	682,795
SecureWorks Corp., Class A*	23,180	148,120
SRAX, Inc.*	50,000	76,500
StarTek, Inc.*	97,762	366,608
Stronghold Digital Mining, Inc., Class A*+	50,000	23,955
Synchronoss Technologies, Inc.*	213,100	131,717
TESSCO Technologies, Inc.*	45,000	216,900
TransAct Technologies, Inc.*	33,000	205,260
Trio-Tech International*	26,800	120,603
Turtle Beach Corp.*	50,000	358,500

30	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Universal Security Instruments, Inc.*	6,000	$12,180
Usio, Inc.*	45,000	72,000
Velodyne Lidar, Inc.*	350,000	258,545
Veritone, Inc.*+	44,000	233,200
VirnetX Holding Corp.*	76,300	99,190
WidePoint Corp.*	48,728	88,690
Wireless Telecom Group, Inc.*	64,666	115,752
WM Technology, Inc.*	130,000	131,300

		17,467,579

Materials - 3.35%
Advanced Emissions Solutions, Inc.*	89,000	216,270
AgroFresh Solutions, Inc.*	204,300	604,728
Ampco-Pittsburgh Corp.*	50,000	125,500
Ascent Industries Co.*	26,838	232,685
Core Molding Technologies, Inc.*	24,400	316,956
Flexible Solutions International, Inc.*	45,707	141,692
Flotek Industries, Inc.*	292,300	327,376
Friedman Industries, Inc.	27,200	266,288
Gatos Silver, Inc.*+	140,000	572,600
Glatfelter Corp.	175,000	486,500
Gold Resource Corp.	236,300	361,539
Golden Minerals Co.*	450,000	123,480
Gulf Resources, Inc.*	67,360	208,142
IT Tech Packaging, Inc.*	37,500	17,257
Loop Industries, Inc.*	99,400	237,566
McEwen Mining, Inc.*+	115,000	673,900
Northern Technologies International Corp.	27,900	371,349
Olympic Steel, Inc.	18,300	614,514
Paramount Gold Nevada Corp.*	150,000	51,750
Solitario Zinc Corp.*	205,000	127,121
United States Antimony Corp.*	195,500	95,189
Universal Stainless & Alloy Products, Inc.*	16,850	120,815

		6,293,217

Real Estate - 1.14%
American Realty Investors, Inc.*+	2,363	60,611
AMREP Corp.*	35,800	413,490
CTO Realty Growth, Inc.+	24,300	444,204
Maui Land & Pineapple Co., Inc.*	46,500	438,030

Industry Company	Shares	Value

Real Estate (continued)
Rafael Holdings, Inc., Class B*	51,656	$96,597
Stratus Properties, Inc.	24,250	467,782
Transcontinental Realty Investors, Inc.*	2,800	123,704
Trinity Place Holdings, Inc.*	131,800	97,519

		2,141,937

Utilities - 0.86%
Cadiz, Inc.*+	137,400	343,500
Genie Energy, Ltd., Class B	66,900	691,746
RGC Resources, Inc.	25,000	551,250
Via Renewables, Inc.+	7,500	38,325

		1,624,821

TOTAL COMMON STOCKS - 99.90%		187,484,889

(Cost $205,942,064)

RIGHTS - 0.00%
Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	–
Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	–
Cogent Biosciences, Inc., CVR, expiring 12/31/49*Δ#	160,000	–
Gemini Therapeutics, Inc., CVR*+++	75,000	–
Oncomed Pharmaceuticals, CVR, expiring 12/31/49*Δ#	125,000	–
Pineapple Holdings, Inc., CVR*Δ#+++	14,504	–
PLBY Group, Inc., expiring 01/18/23*Δ+	50,000	–
ZAGG, Inc., CVR, expiring 12/31/99*Δ#	65,000	–

TOTAL RIGHTS - 0.00%		–

(Cost $29,976)

WARRANTS - 0.00%
LGL Group, Inc. (The), expiring 11/16/25*	29,200	5,840

TOTAL WARRANTS - 0.00%		5,840

(Cost $14,873)

bridgewayfunds.com	31

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
Fidelity Investments Money
Market Government Portfolio Class I	4.06%	29	$29

TOTAL MONEY MARKET FUND - 0.00%			29

(Cost $29)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.09%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund**	4.36%	15,178,678	15,178,678

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.09%			15,178,678

(Cost $15,178,678)

TOTAL INVESTMENTS - 107.99%			$202,669,436
(Cost $221,165,620)

Liabilities in Excess of Other Assets - (7.99%)			(14,996,041)

NET ASSETS - 100.00%			$187,673,395

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $575,676, which is 0.31% of total net assets.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2022.
^	Rate disclosed as of December 31, 2022.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+

This security or a portion of the security is out on loan at December 31, 2022. Total loaned securities had a value of $15,584,470, which included loaned securities with a value of $115,736 that have been sold and are pending settlement as of December 31, 2022. The total market value of loaned securities excluding these pending sales is $15,468,734. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR - Contingent Value Right

32	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2022

(See Note 2 in Notes to Financial Statements):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Health Care	$52,511,174	$525,425	$–	$53,036,599
Financials	32,947,619	379,344	–	33,326,963
Communication Services	7,579,305	–	71,925	7,651,230
Real Estate	1,728,447	413,490	–	2,141,937
Other Industries (a)	91,328,160	–	–	91,328,160

Total Common Stocks	186,094,705	1,318,259	71,925	187,484,889
Rights	0	–	0	0
Warrants	5,840	–	–	5,840
Money Market Fund	29	–	–	29
Investments Purchased With Cash Proceeds From Securities Lending	15,178,678	–	–	15,178,678

TOTAL	$201,279,252	$1,318,259	$ 71,925	$202,669,436

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Common Stocks	Rights	Total

Balance as of 06/30/2022	$71,925	$0	$71,925
Purchases/Issuances	–	–	–
Sales/Expirations	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in unrealized Appreciation/(Depreciation)	–	–	–
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 12/31/2022	$71,925	$0	$71,925

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2022	$–	$–	$–

See Notes to Financial Statements.

bridgewayfunds.com	33

Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2022

Dear Fellow Small-Cap Value Fund Shareholder,

For the quarter ended December 31, 2022, our Fund returned +10.43%, outperforming our primary market benchmark, the Russell 2000 Value Index (+8.42%). It was a good quarter.

For the calendar year, our Fund returned -7.74%, leading the Russell 2000 Value Index (-14.48%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2021

	Quarter	6 Months	Annualized
			1 Year	5 Years	10 Years	15 Years	Since Inception (10/31/03)

Small-Cap Value Fund	10.43%	6.90%	-7.74%	11.63%	11.62%	7.49%	8.88%
Russell 2000 Value Index	8.42%	3.42%	-14.48%	4.13%	8.48%	6.81%	7.67%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Value Index is an unmanaged index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

34	Semi-Annual Report | December 31, 2022 (Unaudited)

Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception October 31, 2003 to December 31, 2022

Detailed Explanation of Quarterly Performance

All three of the Fund’s model categories outperformed the benchmark during the quarter, adding to relative results. The Fund’s tilt toward deeper value stocks across multiple valuation metrics improved relative returns. However, its tilt toward smaller stocks in the small-cap value universe detracted from relative performance as smaller companies generally under-performed during the quarter.

From a sector perspective, the Fund’s allocation effect was positive. An underweighting in the Health Care sector and overweightings in the Materials and Consumer Discretionary sectors added the most to relative results. The Fund’s stock selection effect was also positive, with holdings in the Health Care, Financials, and Information Technology sectors adding the most to relative results.

Detailed Explanation of Calendar Year Performance

All three of the Fund’s model categories outperformed the benchmark, improving relative results. The Fund’s tilt toward deeper value stocks across multiple valuation metrics boosted relative returns during the year, although its tilt toward smaller stocks in the small-cap value universe detracted.

From a sector perspective, the Fund’s allocation effect was positive. An overweighting in the Energy sector made the largest positive contribution to relative results. The Fund’s stock selection effect was also strongly positive. Holdings in the Energy and Industrials sectors added the most to relative returns, with holdings in the Utilities and Materials sectors also making significant contributions.

bridgewayfunds.com	35

Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2022

Rank	Description	Industry	% of Net Assets
1	ADMA Biologics, Inc.	Health Care	1.8%
2	Sterling Infrastructure, Inc.	Industrials	1.6%
3	Genworth Financial, Inc., Class A	Financials	1.6%
4	Academy Sports & Outdoors, Inc.	Consumer Discretionary	1.5%
5	Jackson Financial, Inc., Class A	Financials	1.5%
6	Cross Country Healthcare, Inc.	Health Care	1.4%
7	Red Rock Resorts, Inc., Class A	Consumer Discretionary	1.4%
8	Group 1 Automotive, Inc.	Consumer Discretionary	1.4%
9	Ingles Markets, Inc., Class A	Consumer Staples	1.4%
10	SunCoke Energy, Inc.	Materials	1.4%
	Total		15.0%

Industry Sector Representation as of December 31, 2022

	% of Net Assets	% of Russell 2000 Value Index	Difference
Communication Services	2.3%	2.9%	-0.6%
Consumer Discretionary	12.4%	10.0%	2.4%
Consumer Staples	5.1%	2.7%	2.4%
Energy	7.5%	6.2%	1.3%
Financials	25.7%	28.8%	-3.1%
Health Care	8.2%	10.5%	-2.3%
Industrials	9.9%	13.3%	-3.4%
Information Technology	6.8%	5.5%	1.3%
Materials	7.6%	4.1%	3.5%
Real Estate	11.6%	10.7%	0.9%
Utilities	1.7%	5.3%	-3.6%
Cash & Other Assets	1.2%	0.0%	1.2%
Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter-end, December 31, 2022, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

36	Semi-Annual Report | December 31, 2022 (Unaudited)

Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Small-Cap Value Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

bridgewayfunds.com	37

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
COMMON STOCKS - 98.78%

Communication Services - 2.25%
Gray Television, Inc.	258,200	$2,889,258
TEGNA, Inc.	291,100	6,168,409
Telephone and Data Systems, Inc.+	268,600	2,817,614

		11,875,281

Consumer Discretionary - 12.41%
Academy Sports & Outdoors, Inc.	153,100	8,043,874
American Axle & Manufacturing Holdings, Inc.*	21,900	171,258
Beazer Homes USA, Inc.*	236,800	3,021,568
Chico’s FAS, Inc.*+	896,200	4,409,304
Citi Trends, Inc.*	64,500	1,707,960
Ethan Allen Interiors, Inc.+	131,100	3,463,662
Group 1 Automotive, Inc.	40,900	7,377,133
Red Rock Resorts, Inc., Class A	186,300	7,453,863
SeaWorld Entertainment, Inc.*	126,500	6,769,015
Signet Jewelers, Ltd.+	55,000	3,740,000
Sleep Number Corp.*	129,754	3,371,009
Smith & Wesson Brands, Inc.+	408,703	3,547,542
Stitch Fix, Inc., Class A*+	1,645,000	5,115,950
TravelCenters of America, Inc.*	119,641	5,357,524
Tupperware Brands Corp.*	450,000	1,863,000

		65,412,662

Consumer Staples - 5.11%
Hostess Brands, Inc.*+	265,600	5,960,064
Ingles Markets, Inc., Class A	75,700	7,302,022
John B Sanfilippo & Son, Inc.	26,300	2,138,716
Rite Aid Corp.*+	548,500	1,831,990
SpartanNash Co.	189,500	5,730,480
United Natural Foods, Inc.*	102,300	3,960,033

		26,923,305

Energy - 7.46%
Amplify Energy Corp.*	260,000	2,285,400
Callon Petroleum Co.*+	100,600	3,731,254
Chord Energy Corp.	16,400	2,243,684
CONSOL Energy, Inc.+	98,000	6,370,000
DHT Holdings, Inc.	659,800	5,859,024
FLEX LNG, Ltd.+	135,700	4,436,033

Industry Company	Shares	Value

Energy (continued)
International Seaways, Inc.+	174,600	$6,463,692
PBF Energy, Inc., Class A	45,000	1,835,100
Teekay Tankers, Ltd., Class A*	197,438	6,083,065

		39,307,252

Financials - 25.73%
Amalgamated Financial Corp.	232,000	5,345,280
American Equity Investment Life Holding Co.	92,000	4,197,040
Ameris Bancorp+	65,300	3,078,242
AMERISAFE, Inc.	92,403	4,802,184
Banco Latinoamericano de Comercio Exterior SA, Class E	101,200	1,639,440
Banner Corp.	51,000	3,223,200
Byline Bancorp, Inc.	191,200	4,391,864
City Holding Co.	66,400	6,181,176
CNO Financial Group, Inc.	201,800	4,611,130
Customers Bancorp, Inc.*+	210,300	5,959,902
Encore Capital Group, Inc.*	98,900	4,741,266
Enstar Group, Ltd.*	14,100	3,257,664
EZCORP, Inc., Class A*	738,800	6,021,220
Farmers & Merchants Bancorp, Inc./Archbold+	61,400	1,668,852
FB Financial Corp.	72,100	2,605,694
First BanCorp	404,000	5,138,880
Genworth Financial, Inc., Class A*	1,581,800	8,367,722
German American Bancorp, Inc.	35,400	1,320,420
Hanmi Financial Corp.	263,200	6,514,200
HarborOne Bancorp, Inc.	212,000	2,946,800
HomeStreet, Inc.	50,000	1,379,000
Jackson Financial, Inc., Class A	224,200	7,799,918
LendingClub Corp.*	215,000	1,892,000
MVB Financial Corp.	118,500	2,609,370
Oppenheimer Holdings, Inc., Class A	46,500	1,968,345
Piper Sandler Cos.	20,300	2,642,857
Provident Bancorp, Inc.	132,518	964,731
Stewart Information Services Corp.	168,400	7,195,732
Texas Capital Bancshares, Inc.*	58,500	3,528,135
Tiptree, Inc.+	518,500	7,176,040

38	Semi-Annual Report | December 31, 2022 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)

Financials (continued)
Universal Insurance Holdings, Inc.	184,667	$1,955,624
Valley National Bancorp+	547,600	6,193,356
Waterstone Financial, Inc.	250,400	4,316,896

		135,634,180

Health Care - 8.20%
Addus HomeCare Corp.*	50,000	4,974,500
ADMA Biologics, Inc.*	2,391,000	9,277,079
Atea Pharmaceuticals, Inc.*	347,612	1,672,014
Cross Country Healthcare, Inc.*+	286,700	7,617,619
Inogen, Inc.*	104,700	2,063,637
Neogen Corp.*	395,000	6,015,850
OraSure Technologies, Inc.*	390,000	1,879,800
PetIQ, Inc.*	172,683	1,592,137
Prestige Consumer Healthcare, Inc.*	106,100	6,641,860
Vanda Pharmaceuticals, Inc.*	204,700	1,512,733

		43,247,229

Industrials - 9.93%
AerSale Corp.*	90,000	1,459,800
ArcBest Corp.	88,720	6,213,949
Atlas Air Worldwide Holdings, Inc.*	50,000	5,040,000
BlueLinx Holdings, Inc.*	62,800	4,465,708
Boise Cascade Co.	104,300	7,162,281
Kelly Services, Inc., Class A	128,000	2,163,200
Primoris Services Corp.	142,500	3,126,450
Sterling Infrastructure, Inc.*	258,800	8,488,640
Textainer Group Holdings, Ltd.	140,100	4,344,501
Triton International, Ltd.	64,000	4,401,920
TrueBlue, Inc.*	280,508	5,492,347

		52,358,796

Information Technology - 6.78%
A10 Networks, Inc.	335,000	5,571,050
Amkor Technology, Inc.+	139,300	3,340,414
Calix, Inc.*	10,500	718,515
Hackett Group, Inc. (The)	63,143	1,286,223
InterDigital, Inc.	65,511	3,241,484
LiveRamp Holdings, Inc.*	305,100	7,151,544
NetScout Systems, Inc.*	167,800	5,455,178
Sanmina Corp.*	29,000	1,661,410
ScanSource, Inc.*	177,200	5,177,784

Industry Company	Shares	Value

Information Technology (continued)
Turtle Beach Corp.*	297,200	$2,130,924

		35,734,526

Materials - 7.62%
AdvanSix, Inc.	119,400	4,539,588
Clearwater Paper Corp.*	133,600	5,051,416
Olympic Steel, Inc.	192,631	6,468,549
Ryerson Holding Corp.	228,200	6,905,332
Schnitzer Steel Industries, Inc., Class A	79,068	2,423,434
SunCoke Energy, Inc.	841,600	7,263,008
Sylvamo Corp.	45,000	2,186,550
TimkenSteel Corp.*	292,700	5,318,359

		40,156,236

Real Estate - 11.62%
Agree Realty Corp.	89,800	6,369,514
Armada Hoffler Properties, Inc.	195,400	2,247,100
Community Healthcare Trust, Inc.	129,200	4,625,360
Empire State Realty Trust, Inc., Class A+	467,800	3,152,972
Equity Commonwealth	149,000	3,720,530
Essential Properties Realty Trust, Inc.	203,900	4,785,533
Four Corners Property Trust, Inc.+	100,000	2,593,000
Getty Realty Corp.+	97,400	3,296,990
Independence Realty Trust, Inc.+	360,200	6,072,972
NexPoint Residential Trust, Inc.	92,100	4,008,192
Physicians Realty Trust	369,300	5,343,771
Plymouth Industrial REIT, Inc.	271,869	5,214,447
STAG Industrial, Inc.	210,000	6,785,100
Terreno Realty Corp.	53,100	3,019,797

		61,235,278

Utilities - 1.67%
Avista Corp.	147,312	6,531,814
MGE Energy, Inc.	15,000	1,056,000
Otter Tail Corp.	20,400	1,197,684

		8,785,498

TOTAL COMMON STOCKS - 98.78%		520,670,243

(Cost $520,613,133)

bridgewayfunds.com	39

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

EXCHANGE TRADED FUND - 0.74%
iShares Russell 2000 Value ETF	28,000	$3,882,760

TOTAL EXCHANGE TRADED FUND - 0.74%		3,882,760

(Cost $4,131,538)

Rate^		Shares	Value

MONEY MARKET FUND - 0.41%
Fidelity Investments Money Market Government Portfolio Class I	4.06%	2,144,747	2,144,747

TOTAL MONEY MARKET FUND - 0.41%			2,144,747

(Cost $2,144,747)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.97%

Dreyfus Institutional Preferred Government Plus Money Market Fund**	4.36%	10,403,275	10,403,275

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.97%			10,403,275

(Cost $10,403,275)

TOTAL INVESTMENTS - 101.90%			$537,101,025
(Cost $537,292,693)

Liabilities in Excess of Other Assets - (1.90%)			(10,024,004)

NET ASSETS - 100.00%			$527,077,021

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2022.
^	Rate disclosed as of December 31, 2022.
+

This security or a portion of the security is out on loan as of December 31, 2022. Total loaned securities had a value of $16,990,281 as of December 31, 2022. See Note 2 for disclosure of cash and non-cash collateral.

Summary of inputs used to value the Fund’s investments as of 12/31/2022 (See Note 2 in Notes to Financial Statements):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$520,670,243	$–	$–	$520,670,243
Exchange Traded Fund	3,882,760	–	–	3,882,760
Money Market Fund	2,144,747	–	–	2,144,747
Investments Purchased With Cash Proceeds From Securities Lending	10,403,275	–	–	10,403,275

TOTAL	$537,101,025	$–	$–	$537,101,025

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

40	Semi-Annual Report | December 31, 2022 (Unaudited)

Managed Volatility Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2022

Dear Fellow Managed Volatility Fund Shareholder,

For the quarter ended December 31, 2022, our Fund returned +4.21%, underperforming our primary market benchmark, the S&P 500 Index (+7.56%). The Fund performed in line with its design during the quarter.

For the calendar year, our Fund returned -4.93%, outperforming the S&P 500 Index (-18.11%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2022

			Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (6/30/01)

Managed Volatility Fund	4.21%	5.15%	-4.93%	4.03%	4.58%	3.28%	4.07%
S&P 500 Index	7.56%	2.31%	-18.11%	9.42%	12.56%	8.81%	7.54%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions, based on the average of 500 widely held common stocks with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

bridgewayfunds.com	41

Managed Volatility Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Detailed Explanation of Quarterly Performance

For the quarter, the Fund captured 56% of the S&P 500 Index’s return. The Fund had an annualized standard deviation of 8.86% during the quarter, which was 64% lower than the S&P 500’s annualized standard deviation of 24.92% during the same period. Standard deviation is a statistical tool that measures the deviation or dispersion of the data from the mean or average. When related to funds and indexes, it tells you how much the return from the Fund portfolio or index holdings is straying from the expected return, based on historical performance.

The portfolio’s futures component detracted from results, returning -1.2%. This performance was in line with expectations during a quarter characterized by a rising equity market. The portfolio’s equities component added the most to the Fund’s results, returning +3.1%. The portfolios options and fixed income components also helped the Fund’s performance, returning +2.0% and +0.2%, respectively.

Detailed Explanation of Calendar Year Performance

For the calendar year, the Fund outperformed the S&P 500 Index. The Fund’s annualized standard deviation of 10.16% was 59% lower than the S&P 500’s annualized standard deviation of 24.51% during the same period.

The portfolio’s equities component detracted from the Fund’s performance, returning -11.4%. However, the portfolio’s options and futures components added to results, returning +3.3% and +3.0%, respectively. The portfolio’s fixed income component also added to the Fund’s returns, returning +0.2.

The Fund continues to perform as designed, particularly over longer time horizons. For the past 10 years and since inception, the Fund has captured roughly 36% and 54%, respectively, of the S&P 500’s return. The Fund’s annualized standard deviation has been about 59% lower than the index’s for the last 10 years, and about 56% lower since inception.

42	Semi-Annual Report | December 31, 2022 (Unaudited)

Managed Volatility Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2022

Rank	Description	Industry	% of Net Assets
1	Apple, Inc.	Information Technology	4.4%
2	UnitedHealth Group, Inc.	Health Care	3.3%
3	Microsoft Corp.	Information Technology	2.5%
4	McDonald’s Corp.	Consumer Discretionary	1.6%
5	Amazon.com, Inc.	Consumer Discretionary	1.5%
6	Alphabet, Inc., Class C	Communication Services	1.3%
7	Alphabet, Inc., Class A	Communication Services	1.3%
8	AbbVie, Inc.	Health Care	1.0%
9	Thermo Fisher Scientific, Inc.	Health Care	0.9%
10	Penske Automotive Group, Inc.	Consumer Discretionary	0.9%
	Total		18.7%

Industry Sector Representation as of December 31, 2022

Asset Type	% of Net Assets
Common Stock	56.2%
Communication Services	3.4%
Consumer Discretionary	6.5%
Consumer Staples	3.6%
Energy	3.3%
Financials	6.2%
Health Care	9.6%
Industrials	5.2%
Information Technology	15.2%
Materials	0.9%
Real Estate	1.0%
Utilities	1.3%
U.S. Government Obligations	34.1%
Call Options Written	-1.1%
Put Options Written	-1.6%
Money Market Fund	6.6%
Cash & Other Assets	5.8%
Total	100%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2022, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly affect short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in the small companies within this multi-cap fund generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large

bridgewayfunds.com	43

Managed Volatility Fund MANAGER’S COMMENTARY (Unaudited) (continued)

companies, particularly in the short term and particularly in the early stages of an economic or market downturn. The Fund’s use of options, futures, and leverage can magnify the risk of loss in an unfavorable market, and the Fund’s use of short-sale positions can, in theory, expose shareholders to unlimited loss. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole. The Fund uses an option writing strategy in which the Fund may sell covered calls or secured put options. Options are subject to special risks and may not fully protect the Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potential normally associated with stocks. Finally, the Fund’s fixed-income holdings are subject to three types of risk. Interest rate risk is the chance that bond prices overall will decline as interest rates rise. Credit risk is the chance that a bond issuer will fail to pay interest and principal. Prepayment risk is the chance that a mortgage-backed bond issuer will repay a higher yielding bond, resulting in a lower paying yield.

Conclusion

Thank you for your continued investment in Managed Volatility Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

44	Semi-Annual Report | December 31, 2022 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
COMMON STOCKS - 56.17%
Communication Services - 3.39%
Alphabet, Inc., Class A*	4,200	$370,566
Alphabet, Inc., Class C*	4,200	372,666
AT&T, Inc.	2,240	41,238
Comcast Corp., Class A	600	20,982
Meta Platforms, Inc., Class A*	400	48,136
Omnicom Group, Inc.#	600	48,942
Verizon Communications, Inc.	900	35,460
Walt Disney Co. (The)*	565	49,087
Warner Bros Discovery, Inc.*	541	5,129

		992,206

Consumer Discretionary - 6.51%
Amazon.com, Inc.*#	5,200	436,800
AutoZone, Inc.*	100	246,618
Dollar General Corp.	300	73,875
eBay, Inc.#	500	20,735
Ford Motor Co.	2,500	29,075
General Motors Co.	1,300	43,732
McDonald’s Corp.#	1,800	474,354
NIKE, Inc., Class B#	600	70,206
Penske Automotive Group, Inc.#	2,200	252,846
Ross Stores, Inc.	500	58,035
Starbucks Corp.#	400	39,680
Target Corp.	300	44,712
Tesla, Inc.*	600	73,908
Yum! Brands, Inc.	300	38,424

		1,903,000

Consumer Staples - 3.61%
Archer-Daniels-Midland Co.	400	37,140
Coca-Cola Co. (The)	1,700	108,137
Colgate-Palmolive Co.#	400	31,516
Constellation Brands, Inc., Class A#	500	115,875
Costco Wholesale Corp.#	400	182,600
General Mills, Inc.	500	41,925
J M Smucker Co. (The)	400	63,384
Kimberly-Clark Corp.#	600	81,450
Kroger Co. (The)#	800	35,664
Mondelez International, Inc., Class A#	700	46,655
PepsiCo, Inc.#	900	162,594
Procter & Gamble Co. (The)#	600	90,936

Industry Company	Shares	Value

Consumer Staples (continued)
Walmart, Inc.	400	$56,716

		1,054,592

Energy - 3.25%
Chevron Corp.#	798	143,233
ConocoPhillips#	1,187	140,066
EOG Resources, Inc.#	500	64,760
Exxon Mobil Corp.#	900	99,270
Kinder Morgan, Inc.	800	14,464
Marathon Petroleum Corp.#	1,200	139,668
Occidental Petroleum
Corp.#	2,860	180,151
Phillips 66#	593	61,720
Pioneer Natural Resources Co.	100	22,839
Schlumberger, Ltd.	600	32,076
Valero Energy Corp.#	400	50,744

		948,991
Financials - 6.23%
American Express Co.	300	44,325
Aon PLC, Class A	200	60,028
Bank of America Corp.	3,000	99,360
Berkshire Hathaway, Inc., Class B*#	760	234,764
BlackRock, Inc.	100	70,863
Capital One Financial Corp.	200	18,592
Charles Schwab Corp. (The)#	800	66,608
.Chubb, Ltd.	461	101,697
Citigroup, Inc.#	4,510	203,987
Comerica, Inc.	300	20,055
Goldman Sachs Group, Inc. (The)	200	68,676
Huntington Bancshares, Inc.	3,200	45,120
JPMorgan Chase & Co.#	1,000	134,100
KeyCorp.	3,300	57,486
Marsh & McLennan Cos., Inc.	400	66,192
Morgan Stanley#	800	68,016
PNC Financial Services Group, Inc. (The)	500	78,970
Progressive Corp. (The)	420	54,478
S&P Global, Inc.	400	133,976
T Rowe Price Group, Inc.	200	21,812
Truist Financial Corp.	300	12,909
U.S. Bancorp#	1,900	82,859

bridgewayfunds.com	45

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Financials (continued)
Wells Fargo & Co.#	1,871	$77,254

		1,822,127

Health Care - 9.62%
Abbott Laboratories#	700	76,853
AbbVie, Inc.#	1,859	300,433
Amgen, Inc.#	500	131,320
Baxter International, Inc.	300	15,291
Becton Dickinson and Co.	173	43,994
Biogen, Inc.*	200	55,384
Bristol-Myers Squibb Co.	1,079	77,634
Cigna Corp.	299	99,071
CVS Health Corp.	400	37,276
Danaher Corp.	200	53,084
DaVita, Inc.*	400	29,868
Elevance Health, Inc.	200	102,594
Embecta Corp.	34	860
Gilead Sciences, Inc.	400	34,340
Johnson & Johnson#	1,000	176,650
Medtronic PLC#	400	31,088
Merck & Co., Inc.#	1,700	188,615
Pfizer, Inc.#	1,700	87,108
Stryker Corp.	160	39,118
Thermo Fisher Scientific, Inc.#	500	275,345
UnitedHealth Group, Inc.#	1,800	954,324

		2,810,250

Industrials - 5.15%
3M Co.#	1,800	215,856
Carrier Global Corp.	540	22,275
Emerson Electric Co.	400	38,424
FedEx Corp.#	600	103,920
Hertz Global Holdings, Inc.*#	11,000	169,290
Honeywell International, Inc.	600	128,580
Ingersoll Rand, Inc.	16	836
Johnson Controls International PLC#	954	61,056
L3Harris Technologies, Inc.	200	41,642
Lockheed Martin Corp.	270	131,352
Northrop Grumman Corp.#	400	218,244
Otis Worldwide Corp.	270	21,144
Raytheon Technologies Corp.#	1,240	125,141
Trane Technologies PLC	200	33,618
Union Pacific Corp.	300	62,121

Industry Company	Shares	Value

Industrials (continued)
United Parcel Service, Inc., Class B	300	$52,152
Waste Management, Inc.	500	78,440

		1,504,091

Information Technology - 15.24%
Accenture PLC, Class A	200	53,368
Adobe, Inc.*#	600	201,918
Analog Devices, Inc.	200	32,806
Apple, Inc.#	10,000	1,299,300
Applied Materials, Inc.#	1,100	107,118
Automatic Data Processing, Inc.	200	47,772
Broadcom, Inc.	210	117,417
Cisco Systems, Inc.#	2,000	95,280
Cognizant Technology Solutions Corp., Class A#	700	40,033
Datadog, Inc., Class A*#	3,000	220,500
Dell Technologies, Inc., Class C#	2,500	100,550
Five9, Inc.*#	100	6,786
GoDaddy, Inc., Class A*#	500	37,410
HP, Inc.	2,000	53,740
Intel Corp.#	1,400	37,002
International Business Machines Corp.	200	28,178
Intuit, Inc.	200	77,844
Juniper Networks, Inc.	600	19,176
Mastercard, Inc., Class A#	600	208,638
Micron Technology, Inc.#	2,100	104,958
Microsoft Corp.#	3,100	743,442
NVIDIA Corp.#	500	73,070
Oracle Corp.#	860	70,297
Palo Alto Networks, Inc.*#	900	125,586
PayPal Holdings, Inc.*#	800	56,976
QUALCOMM, Inc.#	1,800	197,892
Salesforce, Inc.*#	700	92,813
Texas Instruments, Inc.	470	77,653
Visa, Inc., Class A#	600	124,656

		4,452,179

Materials - 0.92%
Corteva, Inc.	33	1,939
Dow, Inc.	533	26,858
DuPont de Nemours, Inc.	400	27,452
Ecolab, Inc.	200	29,112
Freeport-McMoRan, Inc.	1,600	60,800
Linde PLC	300	97,854

46	Semi-Annual Report | December 31, 2022 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)

Materials (continued)
Sherwin-Williams Co. (The)	100	$23,733

		267,748

Real Estate - 0.95%
American Tower Corp.	300	63,558
Crown Castle, Inc.#	500	67,820
Equinix, Inc.	40	26,201
Prologis, Inc.	500	56,365
Public Storage	100	28,019
SBA Communications Corp.	50	14,016
Welltower, Inc.	200	13,110
Weyerhaeuser Co.	300	9,300

		278,389

Utilities - 1.30%
American Electric Power Co., Inc.	400	37,980
Dominion Energy, Inc.#	420	25,755
Duke Energy Corp.	383	39,445
NextEra Energy, Inc.#	2,500	209,000
Sempra Energy	330	50,998
Xcel Energy, Inc.	240	16,826

		380,004

TOTAL COMMON STOCKS - 56.17%		16,413,577

(Cost $9,648,316)

Due Date	Discount Rate or Coupon Rate(a)	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 34.11%
U.S. Treasury Bills - 34.11%
01/05/2023	0.859%	$3,000,000	2,999,394
01/26/2023	3.452%	2,000,000	1,995,042
02/09/2023	1.107%	3,000,000	2,988,031
02/23/2023	3.151%	1,000,000	993,982
03/23/2023	2.768%	1,000,000	990,693

TOTAL U.S. GOVERNMENT OBLIGATIONS
- 34.11%			9,967,142

(Cost $9,964,076)

	Rate^	Shares	Value

MONEY MARKET FUND - 6.63%
Fidelity Investments Money Market Government Portfolio Class I	4.06%	1,936,147	$1,936,147

TOTAL MONEY MARKET FUND - 6.63%			1,936,147

(Cost $1,936,147)

TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 96.91%			28,316,866

(Cost $21,548,539)

Value

WRITTEN OPTIONS - (2.69%)

TOTAL WRITTEN OPTIONS - (2.69%)	$(786,343)

(Premiums Received $(892,746))

TOTAL INVESTMENTS - 94.22%	$27,530,523
(Cost $20,655,793)

Other Assets in Excess of Liabilities - 5.78%	1,688,841

NET ASSETS - 100.00%	$29,219,364

*	Non-income producing security.
#	Security subject to call or put option written by the Fund.
(a)	Rate represents the effective yield at purchase.
^	Rate disclosed as of December 31, 2022.

PLC - Public Limited Company

bridgewayfunds.com	47

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (1.63%)

Alcoa Corp.	80	$(3,760)	$37.00	01/20/23	$(3,760)
APA Corp.	55	(2,035)	40.00	01/20/23	(2,035)
APA Corp.	15	(555)	45.00	01/20/23	(2,295)
CF Industries Holdings, Inc.	30	(36,900)	97.50	01/20/23	(38,700)
Cheniere Energy, Inc.	33	(53,295)	160.00	03/17/23	(53,295)
Chesapeake Energy Corp.	30	(11,100)	95.00	01/20/23	(11,100)
Cleveland-Cliffs, Inc.	120	(4,920)	15.00	01/20/23	(4,920)
Cleveland-Cliffs, Inc.	86	(3,526)	13.00	01/20/23	(860)
Cloudflare, Inc.	58	(37,004)	50.00	01/20/23	(37,004)
Colgate-Palmolive Co.	25	196,975	75.00	01/20/23	(1,025)
ConocoPhillips	23	271,400	130.00	03/17/23	(37,260)
Devon Energy Corp.	42	(36,414)	70.00	01/20/23	(36,414)
Expedia Group, Inc.	31	(30,938)	95.00	01/20/23	(26,660)
Fastenal Co.	40	(4,400)	50.00	02/17/23	(15,200)
Fastenal Co.	10	(1,100)	45.00	02/17/23	(1,350)
Fortinet, Inc.	60	(27,600)	50.00	03/17/23	(27,600)
Johnson & Johnson	17	300,305	175.00	02/17/23	(6,205)
JPMorgan Chase & Co.	14	187,740	130.00	03/17/23	(7,140)
JPMorgan Chase & Co.	10	134,100	125.00	03/17/23	(3,530)
Marathon Petroleum Corp.	26	302,614	115.00	01/20/23	(8,580)
Medtronic PLC	5	(38,860)	85.00	02/17/23	(4,075)
New Fortress Energy, Inc.	35	(43,155)	50.00	03/17/23	(49,000)
Occidental Petroleum Corp.	44	277,156	65.00	02/17/23	(22,220)
PepsiCo, Inc.	16	289,056	180.00	01/20/23	(4,256)
Teck Resources, Ltd.	93	(3,441)	31.00	02/17/23	(4,371)
Trade Desk, Inc. (The), Class A	65	(38,545)	45.00	03/17/23	(38,545)
Valero Energy Corp.	23	291,778	130.00	03/17/23	(26,289)
WillScot Mobile Mini Holdings Corp.	20	(2,700)	45.00	01/20/23	(2,400)

Total Exchange Traded Put Options Written (Premiums Received $(525,506))					$(476,089)

48	Semi-Annual Report | December 31, 2022 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED CALL OPTIONS WRITTEN - (1.06%)

3M Co.	13	$155,896	$115.00	01/20/23	$(8,580)
Abbott Laboratories	3	32,937	100.00	02/17/23	(3,120)
AbbVie, Inc.	6	96,966	155.00	02/17/23	(5,298)
Adobe, Inc.	2	67,306	325.00	01/20/23	(3,440)
Amazon.com, Inc.	20	168,000	95.00	03/17/23	(6,500)
Amgen, Inc.	2	52,528	270.00	02/17/23	(1,116)
Apple, Inc.	36	467,748	135.00	03/17/23	(24,300)
Apple, Inc.	21	272,853	140.00	02/17/23	(6,783)
Applied Materials, Inc.	4	38,952	90.00	01/20/23	(3,580)
Berkshire Hathaway, Inc., Class B	2	61,780	320.00	03/17/23	(1,700)
Charles Schwab Corp. (The)	3	24,978	80.00	03/17/23	(2,010)
Chevron Corp.	3	53,847	180.00	01/20/23	(1,425)
Cisco Systems, Inc.	7	33,348	45.00	01/20/23	(1,617)
Citigroup, Inc.	37	167,351	45.00	03/17/23	(10,360)
Citigroup, Inc.	3	13,569	47.50	01/20/23	(192)
Cognizant Technology Solutions Corp., Class A	3	17,157	57.50	04/21/23	(1,170)
ConocoPhillips	5	59,000	130.00	02/17/23	(1,205)
Constellation Brands, Inc., Class A	2	46,350	235.00	04/21/23	(2,460)
Costco Wholesale Corp.	2	91,300	470.00	04/21/23	(4,448)
Crown Castle, Inc.	2	27,128	140.00	01/20/23	(290)
Datadog, Inc., Class A	30	220,500	75.00	03/17/23	(25,650)
Dell Technologies, Inc., Class C	25	100,550	35.00	01/20/23	(13,750)
Dominion Energy, Inc.	3	18,396	77.50	01/20/23	(135)
eBay, Inc.	2	8,294	42.50	03/17/23	(494)
EOG Resources, Inc.	2	25,904	135.00	02/17/23	(1,000)
Exxon Mobil Corp.	4	44,120	110.00	01/20/23	(1,300)
FedEx Corp.	3	51,960	165.00	01/20/23	(3,165)
Five9, Inc.	1	6,786	60.00	01/20/23	(930)
GoDaddy, Inc., Class A	5	37,410	70.00	02/17/23	(3,700)
Hertz Global Holdings, Inc.	110	169,290	17.50	03/17/23	(7,810)
Intel Corp.	7	18,501	30.00	01/20/23	(56)
Johnson Controls International PLC	4	(25,600)	60.00	01/20/23	(1,752)
JPMorgan Chase & Co.	4	53,640	125.00	01/20/23	(3,824)
Kimberly-Clark Corp.	3	40,725	140.00	04/21/23	(1,329)
Kroger Co. (The)	3	13,374	45.00	01/20/23	(273)
Marathon Petroleum Corp.	6	69,834	120.00	01/20/23	(1,446)
Mastercard, Inc., Class A	2	69,546	360.00	03/17/23	(3,020)
McDonald’s Corp.	13	342,589	270.00	03/17/23	(9,386)
Merck & Co., Inc.	6	66,570	100.00	01/20/23	(6,852)
Micron Technology, Inc.	7	34,986	55.00	03/17/23	(1,393)
Microsoft Corp.	9	215,838	245.00	03/17/23	(11,115)
Mondelez International, Inc., Class A	3	19,995	70.00	03/17/23	(369)
Morgan Stanley	3	25,506	87.50	03/17/23	(1,035)
NextEra Energy, Inc.	7	58,520	85.00	03/17/23	(2,450)
NIKE, Inc., Class B	3	35,103	90.00	01/20/23	(8,280)
Northrop Grumman Corp.	2	109,122	535.00	02/17/23	(6,160)
NVIDIA Corp.	2	29,228	140.00	01/20/23	(2,270)

bridgewayfunds.com	49

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)

Occidental Petroleum Corp.	25	$157,475	$65.00	03/17/23	$(11,000)
Omnicom Group, Inc.	3	24,471	80.00	02/17/23	(1,440)
Oracle Corp.	4	32,696	75.00	01/20/23	(2,800)
Palo Alto Networks, Inc.	9	125,586	155.00	01/20/23	(495)
PayPal Holdings, Inc.	4	28,488	80.00	03/17/23	(1,400)
Penske Automotive Group, Inc.	22	252,846	100.00	02/17/23	(38,280)
PepsiCo, Inc.	3	54,198	180.00	01/20/23	(1,011)
Pfizer, Inc.	5	25,620	55.00	03/17/23	(480)
Phillips 66	2	20,816	105.00	02/17/23	(1,060)
Procter & Gamble Co. (The)	2	30,312	135.00	02/17/23	(3,530)
QUALCOMM, Inc.	6	65,964	115.00	03/17/23	(3,516)
Raytheon Technologies Corp.	4	40,368	95.00	02/17/23	(3,216)
Salesforce, Inc.	3	39,777	165.00	02/17/23	(132)
Starbucks Corp.	2	19,840	105.00	03/17/23	(660)
Thermo Fisher Scientific, Inc.	2	110,138	550.00	03/17/23	(6,220)
U.S. Bancorp	6	26,166	42.50	01/20/23	(1,110)
UnitedHealth Group, Inc.	10	530,180	540.00	03/17/23	(19,930)
UnitedHealth Group, Inc.	3	159,054	540.00	01/20/23	(2,490)
Visa, Inc., Class A	3	62,328	205.00	01/20/23	(1,890)
Wells Fargo & Co.	6	24,774	42.50	03/17/23	(1,056)

Total Exchange Traded Call Options Written (Premiums Received $(367,240))					$(310,254)

50	Semi-Annual Report | December 31, 2022 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2022

(See Note 2 in Notes to Financial Statements):

		Assets Table
		Valuation Inputs
		Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks (a)	$16,413,577	$–	$–	$16,413,577
U.S. Government Obligations	–	9,967,142	–	9,967,142
Money Market Fund	1,936,147	–	–	1,936,147

TOTAL	$18,349,724	$9,967,142	$–	$28,316,866

		Liabilities Table
		Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Written Options	$(562,392)	$(223,951)	$–	$(786,343)

TOTAL	$(562,392)	$(223,951)	$–	$(786,343)

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

bridgewayfunds.com	51

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022 (Unaudited)

	Aggressive		Ultra-Small
ASSETS	Investors 1		Company
Investments at value(c)	$	140,115,266	$	83,802,711
Receivables:
Deposit with brokers for options written		–		–
Portfolio securities sold		–		–
Fund shares sold		5,344		–
Dividends and interest		410,149		42,011
Deposits with brokers for future contracts		–		–
Prepaid expenses		17,713		11,253
Total assets		140,548,472		83,855,975

LIABILITIES
Payables:
Portfolio securities purchased		–		–
Fund shares redeemed		6,487		55,000
Due to custodian		–		22,221
Loan payable		–		–
Payable upon return of securities loaned		1,774,661		4,657,864
Accrued Liabilities:
Investment adviser fees		3,874		60,648
Administration fees		592		290
Directors’ fees		1,694		794
Other		100,647		65,171
Put options written at value		–		–
Call options written at value		–		–
Total liabilities		1,887,955		4,861,988

NET ASSETS	$	138,660,517	$	78,993,987

NET ASSETS REPRESENT
Paid-in capital	$	148,065,593	$	82,554,349
Distributable earnings		(9,405,076)		(3,560,362)

NET ASSETS	$	138,660,517	$	78,993,987
Shares of common stock outstanding of $.001 par value(a)		2,314,515		3,090,758
Net asset value, offering price and redemption price per share	$	59.91	$	25.56
Total investments at cost	$	142,275,738	$	86,564,614
Premiums received on put options written	$	–	$	–
Premiums received on call options written	$	–	$	–

(a) See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

(b) Redemption of shares held less than six months may be charged a 2% redemption fee. See Note 8.

(c) Includes investments purchased with cash collateral for security lending, see Note 2.

See Notes to Financial Statements.

52	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small			Small-Cap		Managed
Company Market			Value		Volatility
$202,669,436		$	537,101,025	$	28,316,866

–			–		195,304
1,491,043			427,801		–
40,206			796,561		100
162,488			614,309		17,961
–			–		1,523,595
21,295			57,957		11,573
204,384,468			538,997,653		30,065,399

157,257			923,790		–
112,419			146,818		–
–			–		–
1,025,000			–		–
15,178,678			10,403,275		–

58,868			293,117		5,813
698			2,085		145
3,440			104		214
174,713			151,443		53,520
–			–		476,089
–			–		310,254
16,711,073			11,920,632		846,035

$187,673,395		$	527,077,021	$	29,219,364

$215,608,316		$	525,823,536	$	21,913,083
(27,934,921)			1,253,485		7,306,281

$187,673,395		$	527,077,021	$	29,219,364
18,305,030			15,179,044		1,886,551
$10.25	(b)	$	34.72	$	15.49
$221,165,620		$	537,292,693	$	21,548,539
$–		$	–	$	525,506
$–		$	–	$	367,240

bridgewayfunds.com	53

STATEMENTS OF OPERATIONS

Six Months Ended December 31, 2022 (Unaudited)

	Aggressive Investors 1	Ultra-Small Company

INVESTMENT INCOME

Dividends	$1,337,492	$361,763

Less: foreign taxes withheld	(37,310)	(423)

Interest	6,572	8,527

Securities lending	19,474	75,330

Total Investment Income	1,326,228	445,197

EXPENSES

Investment advisory fees - Base fees	650,908	365,723

Investment advisory fees - Performance adjustment	(637,078)	–

Administration fees	3,393	1,906

Accounting fees	31,621	28,669

Transfer agent fees	53,836	26,851

Audit fees	6,022	5,475

Legal fees	10,905	6,118

Custody fees	2,950	7,843

Blue sky fees	14,031	6,657

Directors’ and officers’ fees	8,654	4,596

Shareholder servicing fees	40,790	13,245

Reports to shareholders	14,402	9,571

Insurance expenses	6,064	3,227

Miscellaneous expenses	9,573	10,490

Total Expenses	216,071	490,371

Less investment advisory fees waived and other expenses reimbursed	–	–

Net Expenses	216,071	490,371

NET INVESTMENT INCOME (LOSS)	1,110,157	(45,174)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:

Investments	(3,836,833)	5,890,936

Foreign Currency Transactions	(2)	–

Written options	–	–

Futures contracts	–	–

Net Realized Gain (Loss)	(3,836,835)	5,890,936

Change in Unrealized Appreciation (Depreciation) on:

Investments	10,225,624	(3,139,152)

Foreign Currency Transactions	(95)	(1)

Written options	–	–

Net Change in Unrealized Appreciation (Depreciation)	10,225,529	(3,139,153)

Net Realized and Unrealized Gain (Loss) on Investments	6,388,694	2,751,783

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,498,851	$2,706,609

See Notes to Financial Statements.

54	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market	Small-Cap Value	Managed Volatility

$1,152,412	$6,110,104	$159,929

(553)	(9,696)	–

15,116	62,090	159,600

512,160	47,676	–

1,679,135	6,210,174	319,529

482,555	1,480,843	89,068

–	42,974	–

4,528	11,592	698

39,505	55,545	26,314

67,779	82,110	18,432

7,488	17,036	6,903

14,632	36,485	2,209

11,849	12,619	3,177

22,012	47,178	12,615

12,172	24,420	1,624

90,544	194,033	10,578

19,340	28,651	7,916

9,220	15,163	1,119

23,126	49,264	4,296

804,750	2,097,913	184,949

(80,918)	–	(45,409)

723,832	2,097,913	139,540

955,303	4,112,261	179,989

(10,388,963)	4,949,633	(387,667)

–	–	–

–	–	537,765

–	–	631,550

(10,388,963)	4,949,633	781,648

3,187,295	17,845,255	418,129

(39)	–	–

–	–	88,178

3,187,256	17,845,255	506,307

(7,201,707)	22,794,888	1,287,955

$(6,246,404)	$26,907,149	$1,467,944

bridgewayfunds.com	55

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Investors 1		Ultra-Small Company

	Six Months Ended December 31, 2022	Year Ended June 30, 2022	Six Months Ended December 31, 2022	Year Ended June 30, 2022
	(Unaudited)		(Unaudited)

OPERATIONS

Net investment income (loss)	$1,110,157	$1,601,844	$(45,174)	$469,417
Net realized gain (loss) on investments	(3,836,835)	4,549,754	5,890,936	21,533,226
Net change in unrealized appreciation (depreciation) on investments	10,225,529	(48,935,428)	(3,139,153)	(44,067,784)
Net increase (decrease) in net assets resulting from operations	7,498,851	(42,783,830)	2,706,609	(22,065,141)

DISTRIBUTIONS:
From net investment income and net realized gains	(2,003,138)	(16,041,315)	(12,493,631)	(18,903,156)
Net decrease in net assets from distributions	(2,003,138)	(16,041,315)	(12,493,631)	(18,903,156)

SHARE TRANSACTIONS:
Proceeds from sale of shares	785,112	2,952,377	607,314	1,195,128
Proceeds from shares issued in connection with acquisition from Plan of Reorganization(a)	–	–	–	–
Reinvestment of distributions	1,909,352	15,459,881	11,514,136	17,262,121
Cost of shares redeemed	(5,039,508)	(14,325,323)	(1,827,953)	(8,593,146)
Redemption fees	–	–	–	–
Net increase (decrease) in net assets resulting from share transactions	(2,345,044)	4,086,935	10,293,497	9,864,103
Net increase (decrease) in net assets	3,150,669	(54,738,210)	506,475	(31,104,194)

NET ASSETS:
Beginning of period	135,509,848	190,248,058	78,487,512	109,591,706
End of period	$138,660,517	$135,509,848	$78,993,987	$78,487,512

SHARES ISSUED & REDEEMED
Issued	13,090	37,715	21,345	34,955
Shares issued in reorganization	–	–	–	–
Distributions reinvested	31,286	200,674	455,825	526,927
Redeemed	(81,922)	(189,203)	(64,467)	(242,903)
Net increase (decrease)	(37,546)	49,186	412,703	318,979
Outstanding at beginning of period	2,352,061	2,302,875	2,678,055	2,359,076
Outstanding at end of period	2,314,515	2,352,061	3,090,758	2,678,055

(a) See Note 9 - Reorganization in the Notes to Financial Statements.

See Notes to Financial Statements.

56	Semi-Annual Report | December 31, 2022 (Unaudited)

Ultra-Small Company Market		Small-Cap Value

Six Months Ended December 31, 2022	Year Ended June 30, 2022	Six Months Ended December 31, 2022	Year Ended June 30, 2022
(Unaudited)		(Unaudited)

$955,303	$2,281,180	$4,112,261	$1,821,824
(10,388,963)	44,920,024	4,949,633	8,063,222
3,187,256	(140,034,510)	17,845,255	(56,619,680)
(6,246,404)	(92,833,306)	26,907,149	(46,734,634)

(3,941,983)	(53,624,949)	(4,893,779)	(18,530,494)
(3,941,983)	(53,624,949)	(4,893,779)	(18,530,494)

21,360,262	64,813,031	160,699,016	486,184,203
–	–	–	31,498,261
3,707,860	50,228,114	4,723,623	17,763,527
(16,525,485)	(166,278,783)	(83,071,634)	(338,154,556)
15,409	484,129	–	–
8,558,046	(50,753,509)	82,351,005	197,291,435
(1,630,341)	(197,211,764)	104,364,375	132,026,307

189,303,736	386,515,500	422,712,646	290,686,339
$187,673,395	$189,303,736	$527,077,021	$422,712,646

2,019,650	4,188,288	4,557,540	13,083,837
–	–	–	870,985
368,208	3,734,432	135,736	486,768
(1,554,683)	(10,161,577)	(2,406,984)	(9,514,667)
833,175	(2,238,857)	2,286,292	4,926,923
17,471,855	19,710,712	12,892,752	7,965,829
18,305,030	17,471,855	15,179,044	12,892,752

bridgewayfunds.com	57

STATEMENT OF CHANGES IN NET ASETS (continued)

	Managed Volatility

	Six Months Ended December 31, 2022	Year Ended June 30, 2022
	(Unaudited)

OPERATIONS

Net investment income (loss)	$179,989	$(26,779)
Net realized gain on investments	781,648	1,298,522
Net change in unrealized appreciation (depreciation) on investments	506,307	(3,608,449)
Net increase (decrease) in net assets resulting from operations	1,467,944	(2,336,706)

DISTRIBUTIONS:
From net investment income and net realized gains	(1,771,090)	(330,370)
Net decrease in net assets from distributions	(1,771,090)	(330,370)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,139,641	3,754,159
Proceeds from shares issued in connection with acquisition from Plan of Reorganization	–	–
Reinvestment of distributions	1,663,038	311,148
Cost of shares redeemed	(1,919,222)	(8,918,751)
Net increase (decrease) in net assets resulting from share transactions	883,457	(4,853,444)
Net increase (decrease) in net assets	580,311	(7,520,520)

NET ASSETS:
Beginning of period	28,639,053	36,159,573
End of period	$29,219,364	$28,639,053

SHARES ISSUED & REDEEMED
Issued	70,406	219,063
Shares issued in reorganization	–	–
Distributions reinvested	107,086	18,122
Redeemed	(119,812)	(518,753)
Net increase (decrease)	57,680	(281,568)
Outstanding at beginning of period	1,828,871	2,110,439
Outstanding at end of period	1,886,551	1,828,871

See Notes to Financial Statements.

58	Semi-Annual Report | December 31, 2022 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

AGGRESSIVE INVESTORS 1

	For the Six Months Ended 12/31/22 (Unaudited)	Year Ended June 30
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$57.61	$82.61	$56.59	$62.01	$74.05	$66.37

Income from Investment Operations:
Net Investment Income(a)	0.48	0.69	0.86	0.61	0.98	0.23
Net Realized and Unrealized Gain (Loss)	2.69	(18.56)	25.88	(5.21)	(6.93)	7.45

Total from Investment Operations	3.17	(17.87)	26.74	(4.60)	(5.95)	7.68

Less Distributions to Shareholders from:
Net Investment Income	(0.87)	(0.83)	(0.72)	(0.82)	(1.21)	–
Net Realized Gain	–	(6.30)	–	–	(4.88)	–

Total Distributions	(0.87)	(7.13)	(0.72)	(0.82)	(6.09)	–

Net Asset Value, End of Period	$59.91	$57.61	$82.61	$56.59	$62.01	$74.05

Total Return	5.48%(b)	(23.81%)	47.48%	(7.53%)	(6.67%)	11.57%(c)

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$138,661	$135,510	$190,248	$142,728	$181,367	$227,562
Expenses Before Waivers and Reimbursements	0.30%(d)(e)	0.39%(e)	0.34%(e)	0.28%(e)	0.35%(e)	0.96%
Expenses After Waivers and Reimbursements	0.30%(d)	0.39%	0.34%	0.28%	0.35%	0.96%
Net Investment Income After Waivers and Reimbursements	1.54%(d)	0.90%	1.22%	1.04%	1.52%	0.31%
Portfolio Turnover Rate	46%(b)	64%	88%	125%	102%	105%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States; consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Annualized for periods less than one year.
(e)

For period ended December 31, 2022 and the years June 30, 2022, June 30, 2021, June 30, 2020 and June 30, 2019 the expense ratios were significantly lower than in other periods, due to a negative performance adjustment to the investment advisory fee. Please refer to Note 3 of the Notes to Financial Statements for further information. The rate shown may not be indicative of the rate going forward.

See Notes to Financial Statements.

bridgewayfunds.com	59

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY

	For the Six Months Ended 12/31/22 (Unaudited)	Year Ended June 30
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$29.31	$46.46	$22.06	$24.16	$32.13	$30.04

Income from Investment Operations:
Net Investment Income (Loss)(a)	(0.02)	0.19	0.16	(0.02)	0.28	(0.04)
Net Realized and Unrealized Gain (Loss)	0.97	(9.11)	24.24	(1.80)	(5.14)	2.73

Total from Investment Operations	0.95	(8.92)	24.40	(1.82)	(4.86)	2.69

Less Distributions to Shareholders from:
Net Investment Income	–	(0.24)	–	(0.28)	(0.01)	(0.41)
Net Realized Gain	(4.71)	(7.99)	–	–	(3.10)	(0.19)

Total Distributions	(4.71)	(8.23)	–	(0.28)	(3.11)	(0.60)

Net Asset Value, End of Period	$25.56	$29.31	$46.46(b)	$22.06	$24.16	$32.13

Total Return	3.45%(c)	(21.04%)	110.61%	(7.63%)	(14.48%)	9.13%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$78,994	$78,488	$109,592	$57,511	$74,005	$96,754
Expenses Before Waivers and Reimbursements	1.21%(d)	1.15%	1.19%	1.32%	1.21%	1.18%
Expenses After Waivers and Reimbursements	1.21%(d)	1.15%	1.19%	1.32%	1.21%	1.18%
Net Investment Income (Loss) After
Waivers and Reimbursements	(0.11%)(d)	0.50%	0.48%	(0.09%)	1.00%	(0.14%)
Portfolio Turnover Rate	34%(c)	109%	82%	104%	93%	89%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States; consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

60	Semi-Annual Report | December 31, 2022 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY MARKET

	For the Six Months Ended 12/31/22 (Unaudited)	Year Ended June 30
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.83	$19.61	$9.96	$11.34	$15.81	$14.93

Income from Investment Operations:
Net Investment Income(a)	0.05	0.13	0.13	0.13	0.11	0.08
Net Realized and Unrealized Gain (Loss)	(0.41)	(5.43)	9.98	(1.36)	(2.93)	2.76

Total from Investment Operations	(0.36)	(5.30)	10.11	(1.23)	(2.82)	2.84

Less Distributions to Shareholders from:
Net Investment Income	(0.11)	(0.12)	(0.14)	(0.15)	(0.08)	(0.02)
Net Realized Gain	(0.11)	(3.39)	(0.35)	–	(1.57)	(1.94)

Total Distributions	(0.22)	(3.51)	(0.49)	(0.15)	(1.65)	(1.96)

Paid-in Capital from Redemption Fees(a)	0.00(b)	0.03	0.03	0.00(b)	0.00(b)	0.00(b)

Net Asset Value, End of Period	$10.25	$10.83	$19.61	$9.96	$11.34	$15.81

Total Return	(3.32%)(c)(d)	(30.38%)(d)	103.83%	(10.99%)(d)	(16.98%)(d)	20.86%(d)

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$187,673	$189,304	$386,516	$150,054	$236,371	$378,144
Expenses Before Waivers and Reimbursements	0.83%(e)	0.78%	0.75%	0.82%	0.77%	0.75%
Expenses After Waivers and Reimbursements	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income After Waivers and Reimbursements	0.99%(e)	0.85%	0.83%	1.27%	0.84%	0.52%
Portfolio Turnover Rate	30%(c)	47%	52%	51%	38%	35%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Not annualized.
(d)	Total return would have been lower had various fees not been waived during the period.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements.

bridgewayfunds.com	61

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

SMALL-CAP VALUE

	For the Six Months Ended 12/31/22 (Unaudited)	Year Ended June 30
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$32.79	$36.49	$16.52	$20.24	$29.60	$24.82

Income from Investment Operations:
Net Investment Income(a)	0.29	0.15	0.12	0.19	0.47	0.20
Net Realized and Unrealized Gain (Loss)	1.97	(2.12)	20.05	(3.40)	(5.72)	4.81

Total from Investment Operations	2.26	(1.97)	20.17	(3.21)	(5.25)	5.01

Less Distributions to Shareholders from:
Net Investment Income	(0.33)	(0.10)	(0.20)	(0.51)	(0.74)	(0.23)
Net Realized Gain	–	(1.63)	–	–	(3.37)	–

Total Distributions	(0.33)	(1.73)	(0.20)	(0.51)	(4.11)	(0.23)

Net Asset Value, End of Period	$34.72	$32.79	$36.49	$16.52	$20.24	$29.60

Total Return	6.90%(b)	(5.81%)	122.77%	(16.43%)(c)	(17.12%)(c)	20.32%(c)

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$527,077	$422,713	$290,686	$30,051	$49,652	$69,317
Expenses Before Waivers and Reimbursements	0.85%(d)(e)	0.83%	0.91%	1.12%	1.00%	0.94%
Expenses After Waivers and Reimbursements	0.85%(d)(e)	0.83%	0.91%	0.94%	0.94%	0.94%
Net Investment Income After Waivers and Reimbursements	1.67%(d)	0.42%	0.40%	1.01%	1.97%	0.74%
Portfolio Turnover Rate	25%(b)	95%	91%	87%	84%	78%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)	Total return would have been lower had various fees not been waived during the period.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

62	Semi-Annual Report | December 31, 2022 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

MANAGED VOLATILITY

	For the Six Months Ended 12/31/22 (Unaudited)	Year Ended June 30
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.66	$17.13	$15.56	$15.05	$15.75	$14.79

Income from Investment Operations:
Net Investment Income (Loss)(a)	0.10	(0.01)	(0.01)	0.12	0.16	0.10
Net Realized and Unrealized Gain (Loss)	0.71	(1.28)	2.35	0.55	0.06	0.95

Total from Investment Operations	0.81	(1.29)	2.34	0.67	0.22	1.05

Less Distributions to Shareholders from:
Net Investment Income	(0.05)	–	–	(0.16)	(0.31)	(0.09)
Net Realized Gain	(0.93)	(0.18)	(0.77)	–	(0.61)	–

Total Distributions	(0.98)	(0.18)	(0.77)	(0.16)	(0.92)	(0.09)

Net Asset Value, End of Period	$15.49	$15.66	$17.13	$15.56	$15.05	$15.75

Total Return(b)	5.15%(c)	(7.62%)	15.33%	4.45%	1.74%	7.11%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$29,219	$28,639	$36,160	$29,383	$30,657	$32,816
Expenses Before Waivers and Reimbursements	1.25%(d)	1.19%	1.21%	1.27%	1.24%	1.20%
Expenses After Waivers and Reimbursements	0.94%(d)	0.94%	0.94%	0.94%	0.94%	0.94%
Net Investment Income (Loss) After Waivers and Reimbursements	1.21%(d)	(0.08%)	(0.07%)	0.77%	1.06%	0.64%
Portfolio Turnover Rate	17%(c)	66%	41%	68%	69%	50%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

bridgewayfunds.com	63

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

1. Organization

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with seven investment funds as of December 31, 2022. The Aggressive Investors

1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Value, and Managed Volatility Funds are presented in this report (each is referred to as a “Fund” and collectively, the “Funds”). The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Small-Cap Growth Fund was reorganized into Small-Cap Value Fund on September 24, 2021. (See Note 9).

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of December 31, 2022, 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Aggressive Investors 1, Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

The Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, and Small-Cap Value Funds seek to provide a long-term total return-on-capital, primarily through capital appreciation.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, LLC (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

Following is a summary of significant accounting policies that are followed in the preparation of the financial statements of the Funds. They are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures, and Other Investments Valuation   Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis that incorporates market observable data such as reported sales of similar securities, broker quotes, bids, offers and current market quotations by a pricing service. Options are valued at the close if there is trading volume, and if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

64	Semi-Annual Report | December 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to make all necessary determinations of fair value. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Adviser does not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain US Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Adviser uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Adviser in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of December 31, 2022 is included with each Fund’s Schedule of Investments.

Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending   Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. The remaining contractual maturity of all securities lending transactions is overnight and continuous. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund

bridgewayfunds.com	65

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent.

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any unrealized gain or loss in the fair value of the securities loaned.

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related cash collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Funds or the borrower at any time. During the period ended December 31, 2022 the Managed Volatility Fund did not have any securities lending transactions.

The following table is a summary of the Funds’ payable upon return of securities loaned and related cash collateral, which are subject to a netting agreement as of December 31, 2022:

				Gross Amount Not Offset in the Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Aggressive Investors 1
Securities lending	$1,774,661	$–	$1,774,661	$–	$1,774,661	$–
Ultra-Small Company
Securities lending	$4,657,864	–	$4,657,864	–	$4,657,864	–
Ultra-Small Company Market
Securities lending	$15,178,678	–	$15,178,678	–	$15,178,678	–
Small-Cap Value
Securities lending	$10,403,275	–	$10,403,275	–	$10,403,275	–

[1]	Securities loaned with a value of $115,736 in Ultra-Small Company Market have been sold and are pending settlement on December 31, 2022.

66	Semi-Annual Report | December 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

The following table summarizes the securities received as non-cash collateral and cash collateral for securities lending:

	Non-Cash Collateral
Fund	Collateral Type	Coupon Range	Maturity Date Range	Market Value	Cash Collateral	Total Collateral	Market Value of Securities on Loan
Aggressive Investors 1
Securities lending	U.S.Gov’t Obligations	0.13%- 4.75%	02/15/23- 11/15/51	$3,900,737	$1,774,661	$5,675,398	$5,508,222
Ultra-Small Company
Securities lending	U.S.Gov’t Obligations	0.13%- 4.75%	02/28/23- 11/15/51	$2,880,406	$4,657,864	$7,538,270	$7,311,481
Ultra-Small Company Market
Securities lending	U.S.Gov’t Obligations	0.13%- 4.67%	02/15/23- 11/15/51	$1,118,390	$15,178,678	$16,297,068	$15,584,470
Small-Cap Value
Securities lending	U.S.Gov’t Obligations	0.13%- 4.75%	02/15/23- 11/15/51	$7,064,537	$10,403,275	$17,467,812	$16,990,281

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2022, the collateral consisted of an institutional government money market fund and US Government Obligations.

Use of Estimates in Financial Statements   In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk   The Funds maintain cash and securities in its custody account, maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle, which minimizes the risk of cash balances exceeding the FDIC insurance limit.

Sector Concentration Risk   Companies with similar characteristics may be grouped together in broad categories called sectors. Although each Fund seeks investments across a number of sectors, from time to time, based on economic conditions, each Fund may have significant positions in particular sectors. A certain sector may underperform other sectors or the market as a whole. As more assets are held in a specific sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks and Uncertainties   The Funds provide for various investment options, including stocks, bonds, and call and put options. Such investments are exposed to risks, such as interest rate, market, and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses

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for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks. The COVID-19 pandemic could continue to inhibit global, national, and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.

Security Transactions, Investment Income, and Expenses   Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly as related to the Managed Volatility Fund, discounts and premiums are accreted/amortized using the effective interest method. Income from the securities lending program is recorded when earned from the securities lending agent and reflected in the Statement of Operations under “Securities lending.”

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Distributions to Shareholders   The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Derivatives   The Funds’ use of derivatives for the period ended December 31, 2022 was limited to futures contracts, purchased options, and written options. The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds, categorized by primary underlying risk.

Primary Underlying Risk/Fund	Derivative Assets	Derivative Liabilities	Location on Statement of Assets and Liabilities
Equity Risk
Managed Volatility:
Written Put Options	–	$476,089	Put options written at value
Written Call Options	–	310,254	Call options written at value

Primary Underlying Risk/Fund	Amount of Realized Gain (Loss) on Derivatives	Amount of Unrealized Gain (Loss) on Derivatives	Location of Gain (Loss) in the Statement of Operations
Equity Risk
Managed Volatility:
Written Options	$537,765		Realized Gain (Loss) on Written Options
			Change in Unrealized Appreciation
		$88,178	(Depreciation) on Written Options
Futures Contracts	$631,550	–	Realized Gain (Loss) on Futures Contracts

The derivative instruments outstanding as of December 31, 2022, as disclosed in the Schedule of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended December 31, 2022, as disclosed in the Statements of Operations, serve as indicators of the volume of derivatives activity for the Funds.

Futures Contracts   The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge

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to the broker an amount of cash or US Government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counter-party risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2022, the Funds had no open futures contracts.

Options   The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option that a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts   The Managed Volatility Fund may write call options on a covered basis; that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes.

Outstanding written options as of December 31, 2022 for the Managed Volatility Fund are included in the Schedule of Investments.

Indemnification   Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3. Advisory Fees, Other Related Party Transactions and Contingencies:

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee pursuant to each Fund’s management agreement, as described below.

Aggressive Investors 1 Fund and Small-Cap Value Fund each have management fees that are comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or

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December 31, 2022 (Unaudited)

downward depending on a Fund’s performance relative to the applicable market index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this performance period.

Because the performance adjustment is based on a Fund’s performance relative to the applicable market index, and not the Fund’s absolute performance, the performance adjustment could increase the Adviser’s fee even if the Fund’s shares lose value over the performance period, provided that the Fund outperformed its market index, or could decrease the Adviser’s fee even if the Fund’s shares increase in value during the performance period, provided that the Fund underperformed its market index. Also, depending on a Fund’s performance relative to the applicable market index over the rolling five-year performance period, the performance adjustment could increase the Adviser’s fee even if the Fund has experienced underperformance relative to its market index in the short-term, or could decrease the Adviser’s fee even if the Fund has experienced outperformance relative to its market index in the short-term. However, no performance fee adjustment will be applied to the Adviser’s fee if the cumulative difference between a Fund’s performance and that of the applicable market index is less than or equal to 2% over the rolling five-year performance period.

Additionally, because the base fee is applied to average annual net assets, and the performance adjustment is calculated over a rolling five-year performance period, it is possible that if a Fund underperforms the applicable market index significantly over the performance period, and the Fund’s assets have declined significantly over that performance period, the negative performance adjustment may exceed the base fee. In this event, the Adviser would make a payment to the Fund.

Aggressive Investors 1: A total advisory fee is paid by the Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million, 0.85% of the next $500 million and 0.80% of any net assets in excess of $1 billion.

The Performance Adjustment equals 4.67% times the difference in cumulative total return between the Fund and the Standard and Poor’s 500 Composite Stock Price Index with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.70% to a maximum of +0.70%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund performance and the Index performance is less than or equal to 2%.

Ultra-Small Company: The Fund pays advisory fees based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million and 0.85% of any excess over $500 million. The management fees are computed daily and are payable monthly. However, during any period when the Fund’s net assets range from $27,500,000 to $55,000,000, the advisory fee will be determined as if the Fund had $55,000,000 under management. This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market: The Fund’s advisory fee is a flat 0.50% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Small-Cap Value: A total advisory fee is paid by each Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the annual rate of 0.60% of the value of each Fund’s average daily net assets.

The Performance Adjustment equals 0.33% times the difference in cumulative total return between the Fund and the Russell 2000 Value Index, with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.05% to a maximum of +0.05%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund Performance and the Index performance is less than or equal to 2%.

Managed Volatility: The Fund’s advisory fee is a flat 0.60% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Expense limitations: The Adviser has agreed to reimburse the Funds for operating expenses and management fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

Fund, for the period ended December 31, 2022. Any material change to the expense limitation would require a vote by shareholders of the applicable Fund.

Bridgeway Fund	Expense Limitation	Total Waivers and Reimbursements for Period Ended 12/31/22

Aggressive Investors 1	1.75%	$–
Ultra-Small Company	1.85%	–
Ultra-Small Company Market	0.75%	80,918
Small-Cap Value	0.94%	–
Managed Volatility	0.94%	45,409

Other Related Party Transactions: The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Directors reviews a report on inter-portfolio trades quarterly. Inter-portfolio purchases and sales during the period ended December 31, 2022 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales

Ultra-Small Company	$5,864,207	$3,413,370
Ultra-Small Company Market	4,206,148	6,864,357
Small-Cap Value	10,215,031	2,728,346

The Adviser entered into an Administrative Services Agreement with Bridgeway, pursuant to which the Adviser provides various administrative services to the Funds, including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds;(iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. For its services to all of the Bridgeway Funds, the Adviser is paid an annual aggregate fee of $150,000, payable in equal monthly installments. For the allocation of this expense to each of the Funds, please see the Statements of Operations.

Board of Directors Compensation   Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. In addition, Independent Directors are paid $14,000 per meeting for meeting fees. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. Compensation for Mr. Montgomery is borne by the Adviser rather than the Funds.

4. Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated September 30, 2021. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

5. Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the period ended December 31, 2022 were as follows:

	Purchases			Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Aggressive Investors 1	$–	$64,764,372	$–	$68,295,166
Ultra-Small Company	–	27,357,171	–	29,260,765
Ultra-Small Company Market	–	62,600,429	–	56,167,116
Small-Cap Value	–	197,913,660	–	123,305,207
Managed Volatility	–	3,065,211	–	2,852,531

6. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes, including short-term securities as of December 31, 2022, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$12,822,905	$15,643,182	$42,912,536
Gross depreciation (excess of tax cost over value)	(14,983,377)	(18,420,153)	(61,409,060)
Net unrealized (depreciation)	$(2,160,472)	$(2,776,971)	$(18,496,524)
Cost of investments for income tax purposes	$142,275,738	$86,579,682	$221,165,960

		Small-Cap Value	Managed Volatility
Gross appreciation (excess of value over tax cost)		$57,068,645	$7,349,769
Gross depreciation (excess of tax cost over value)		(57,702,930)	(544,734)
Net unrealized appreciation (depreciation)		$(634,285)	$6,805,035
Cost of investments for income tax purposes		$537,735,310	$20,725,488

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale and straddle loss deferrals.

Classifications of Distributions Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2022 and June 30, 2021 respectively, are as follows:

	Aggressive Investors 1		Ultra-Small Company
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
Distributions paid from:
Ordinary Income	$1,913,699	$1,732,414	$4,776,033	$–
Long-Term Capital Gain	14,127,616	–	14,127,123	–
Total	$16,041,315	$1,732,414	$18,903,156	$–

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

	Ultra-Small Company Market		Small-Cap Value
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
Distributions paid from:
Ordinary Income	$1,841,115	$1,880,651	$12,576,425	$341,445
Long-Term Capital Gain	51,783,834	4,768,028	5,954,069	–
Total	$53,624,949	$6,648,679	$18,530,494	$341,445

			Managed Volatility
			Year Ended June 30, 2022	Year Ended June 30, 2021
Distributions paid from:
Ordinary Income			$146,278	$–
Long-Term Capital Gain			184,092	1,473,611
Total			$330,370	$1,473,611

Components of Accumulated Earnings As of June 30, 2022, the components of accumulated earnings on a tax basis were:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Accumulated Net Investment Income	$–	$–	$1,949,019
Capital Loss Carryovers	–	–	–
Accumulated Net Realized Gain on Investments	–	12,493,629	1,992,833
Qualified Late Year Deferred Losses*	(2,514,682)	(6,629,149)	–
Other Temporary Differences**	–	–	–
Net Unrealized (Depreciation) Appreciation of Investments	(12,386,107)	362,180	(21,688,386)
Total	$(14,900,789)	$6,226,660	$(17,746,534)

	Small-Cap Value	Managed Volatility
Accumulated Net Investment Income	$–	$–
Capital Loss Carryovers	–	–
Accumulated Net Realized Gain on Investments	–	1,361,421
Qualified Late Year Deferred Losses*	(2,280,345)	–
Other Temporary Differences**	–	(12,124)
Net Unrealized (Depreciation) Appreciation of Investments	(18,479,540)	6,260,130
Total	$(20,759,885)	$7,609,427

*

Includes qualified late-year losses that the Funds have elected to defer to the beginning of their next fiscal year ending June 30, 2023. The Ultra Small Company Fund has elected to defer qualified short term losses of $(6,629,149). The Small-Cap Value Fund has elected to defer qualified short term and long term gains (losses) of $(2,280,345). The Aggressive Investors 1 Fund has elected to defer late-year ordinary, short term and long term capital gains (losses) of $(2,514,682). The Ultra-Small Company Market and Managed Volatility Funds have no deferred qualified ordinary late-year losses, short term capital losses or long term capital losses.

**	Includes other temporary differences of $(12,124) for deferred straddle losses outstanding.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

For the fiscal year June 30, 2022, the Funds recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Paid-In Capital	$14,690	$510,366	$6,839,365
Distributable Earnings	(14,690)	(510,366)	(6,839,365)

		Increase (Decrease)
		Small-Cap Value	Managed Volatility
Paid-In Capital		$(8,217,491)	$(26,780)
Distributable Earnings		8,217,491	26,780

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the differing book/tax treatment of the deduction of equalization debits for tax purposes, excess distributions, the write-off of unused net operating loss, redesignation of dividends paid, investments in PFICs and the unrealized gains/(losses) from the reorganization of the Small-Cap Growth Fund into the Small-Cap Value Fund.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in the individual Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

7. Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until October 6, 2023. Advances under the Facility are limited to $15,000,000 in total for all Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

The Funds incur a commitment fee of 0.10% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the higher of (a) the Federal Funds rate, (b) the Overnight Eurodollar Rate, or (c) the One-Month Eurodollar Rate. The facility fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Fund.

For the period ended December 31, 2022, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Aggressive Investors 1	3.82%	$370,444	18	$708	$1,132,000
Ultra-Small Company Market	3.54%	507,259	27	1,346	1,991,000
Small-Cap Value	3.31%	2,759,643	28	7,101	5,823,000
[1]Interest expense is included on the Statements of Operations in Miscellaneous expenses.

On December 31, 2022, Ultra-Small Company Market Fund had loans outstanding in the amount of $1,025,000, exclusive of interest payable on the loans.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

8. Redemption Fees

In Ultra-Small Company Market Fund, a 2% redemption fee may be charged on shares held less than six months. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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OTHER INFORMATION

December 31, 2022 (Unaudited)

1. Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and a summary of proxies voted by the Funds for the period ended December 31, 2022 are available without charge, upon request, by contacting Bridgeway Funds at 800-661-3550 and on the SEC’s website at http://www.sec.gov.

2. Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Semi-Annual and Annual Shareholder Reports, respectively.

The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after the end of the period. Copies of the Funds’ Form N-PORT exhibit are available without charge, upon request, by contacting Bridgeway Funds at 800-661-3550 and on the SEC’s website at http://www.sec.gov. You may also review and copy the Funds’ Form N-PORT exhibit at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call 800-SEC-0330.

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DISCLOSURE OF FUND EXPENSES

December 31, 2022 (Unaudited)

As a shareholder of a Fund, you will incur no transaction costs from such Fund, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are no exchange fees. Shareholders are subject to redemption fees on the Ultra-Small Company Market Fund under certain circumstances. However, as a shareholder of a Fund, you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2022 and held until December 31, 2022.

Actual Expenses.   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes.   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds, because other funds may also have transaction costs, such as sales charges, redemption fees or exchange fees.

	Beginning Account Value at 7/1/22	Ending Account Value at 12/31/22	Expense Ratio	Expenses Paid During Period* 7/1/22 - 12/31/22

Bridgeway Aggressive Investors 1 Fund
Actual Fund Return	$1,000.00	$1,054.80	0.30%	$1.55
Hypothetical Fund Return	$1,000.00	$1,023.69	0.30%	$1.53

Bridgeway Ultra-Small Company Fund
Actual Fund Return	$1,000.00	$1,034.50	1.21%	$6.20
Hypothetical Fund Return	$1,000.00	$1,019.11	1.21%	$6.16

Bridgeway Ultra-Small Company Market Fund
Actual Fund Return	$1,000.00	$966.80	0.75%	$3.72
Hypothetical Fund Return	$1,000.00	$1,021.42	0.75%	$3.82

Bridgeway Small-Cap Value Fund
Actual Fund Return	$1,000.00	$1,069.00	0.85%	$4.43
Hypothetical Fund Return	$1,000.00	$1,020.92	0.85%	$4.33

Bridgeway Managed Volatility Fund
Actual Fund Return	$1,000.00	$1,051.50	0.94%	$4.86
Hypothetical Fund Return	$1,000.00	$1,020.47	0.94%	$4.79

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent six- month period (184) divided by the number of days in the fiscal year (365).

bridgewayfunds.com	77

BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534435

Pittsburgh, PA 15253-4435

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at ww.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@ sec.gov.

BRIDGEWAY

A no-load mutual fund family

Semi-Annual Report
December 31, 2022 (Unaudited)

OMNI SMALL-CAP VALUE	BOSVX
OMNI TAX-MANAGED SMALL-CAP VALUE	BOTSX

bridgewayfunds.com

December 31, 2022 (Unaudited)

Bridgeway Funds Standardized Returns (%) as of December 31, 2022 (Unaudited)

			Annualized
								Gross	Net
Fund[1]	Quarter	Six Months	1 Year	5 Years	10 Years	Inception to Date	Inception Date	Expense Ratio[2]	Expense Ratio[2]
Omni Small-Cap Value	11.56	6.74	-3.85	6.24	10.14	10.85	8/31/2011	0.66%[1]	0.60%[1]
Omni Tax-Managed Small-Cap Value	11.40	6.58	-5.01	5.56	9.72	8.93	12/31/2010	0.67%[1]	0.60%[1]

[1]

Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Adviser is contractually obligated to waive fees and/or pay expenses. Any material change to this Fund policy would require a vote by shareholders.

[2]	Expense ratios are as stated in the current prospectus. Please see financial highlights for expense ratios as of December 31, 2022.

Performance figures quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. To obtain performance current to the most recent month-end, please visit our website at bridgewayfunds.com or call 800-661-3550. Total return figures include the reinvestment of dividends and capital gains. Periods of less than one year are not annualized.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of its management, and other information. Investors should read the prospectus carefully before investing in a Fund. For questions or other Fund information, call 800-661-3550 or visit the Funds’ website at bridgewayfunds.com. Funds are available for purchase by residents of the United States, Puerto Rico, US Virgin Islands, and Guam only.

The views expressed here are exclusively those of Fund management. These views, including those relating to the market, sectors, or individual stocks, are not meant as investment advice and should not be considered predictive in nature.

i	Semi-Annual Report | December 31, 2022 (Unaudited)

LETTER FROM THE INVESTMENT MANAGEMENT TEAM

December 31, 2022 (Unaudited)

Dear Fellow Shareholders,

At Bridgeway, we have a shared passion for applying logic, data, and evidence to develop investment solutions. Our Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are constructed based on fundamental academic research that relies on market efficiency to better capture risk premiums. We manage these Funds to provide broad diversification within the small-cap value universe and to keep transaction fees and expenses low. Bridgeway offers the Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds to advisers and their clients who take a long-term perspective and whose investment goals fit our unique expertise: delivering investment solutions that are statistical and grounded in academic theory.

Thank you for your investment in Bridgeway’s Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds.

Sincerely,

Your Investment Management Team

John Montgomery	Christine L. Wang	Michael Whipple

Elena Khoziaeva

bridgewayfunds.com	1

LETTER FROM THE INVESTMENT MANAGEMENT TEAM (continued)

December 31, 2022 (Unaudited)

Market Review

Performance across domestic equity markets was positive for the December 2022 quarter. Broad market returns for the quarter rose +7.18%, as represented by the Russell 3000 Index.

For the 12 months ended December 31, 2022, broad market stocks fell -19.21%, as represented by the Russell 3000 Index. Value stocks outperformed growth stocks among all size categories. Larger value stocks outperformed their smaller peers, while larger growth stocks lagged their smaller peers. Large-cap value stocks, as represented by the Russell 1000 Value Index, had the best 12-month performance, returning -7.54%. Large-cap growth stocks, as represented by the Russell 1000 Growth Index, had the year’s worst performance, returning -29.14%.

The following table presents returns for the broad market, small-cap, mid-cap, and large-cap stocks, as represented by various style-based Russell Indexes. Size (market capitalization) and style (value/growth) are among the key factors that drive differences in returns among US stocks.

Russell Style-Based Indexes Ranked by Performance for the Quarter and Calendar Year Ended December 31, 2022

	Quarter	Calendar Year
Best Performing	+12.42 % Russell 1000® Value Index	-7.54% Russell 1000® Value Index
	+12.18 % Russell 3000® Value Index	-7.98% Russell 3000® Value Index
	+10.45 % Russell Midcap® Value Index	-12.03% Russell Midcap® Value Index
	+8.42 % Russell 2000® Value Index	-14.48% Russell 2000® Value Index
	+6.90 % Russell Midcap® Growth Index	-26.36% Russell 2000® Growth Index
	+4.13 % Russell 2000® Growth Index	-26.72% Russell Midcap® Growth Index
	+2.31 % Russell 3000® Growth Index	-28.97% Russell 3000® Growth Index
Worst Performing	+2.20 % Russell 1000® Growth Index	-29.14% Russell 1000® Growth Index

The Bridgeway Omni Funds in this semi-annual report are asset class exposure strategies that seek broad diversification and strive for risk premium exposure with low tracking error. These Funds were designed to capture the size and style benefits within the small-cap value asset class.

The Russell 3000 Index is an unmanaged market-capitalization-weighted equity index. The index tracks the performance of the 3,000 largest US-traded stocks, which collectively account for roughly 97% of all US-incorporated equities. The Russell 3000 Value Index consists of stocks in the Russell 3000 Index with relatively lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Growth Index consists of stocks in the Russell 3000 Index that display signs of above-average growth. The Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. The Russell 1000 Value Index is a large-cap stock market index that consists of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Growth Index is a large-cap stock market index that consists of stocks in the Russell 1000 Index that display signs of above-average growth. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Value Index is a midcap value index that consists of stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Growth Index is a midcap growth index that consists of stocks in the Russell Midcap Index that display signs of above-average growth. The Russell 2000 Index is a small-cap stock market index that makes up the smallest 2,000 stocks in the Russell 3000 Index. The Russell 2000 Value Index is a small-cap stock market index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower

2	Semi-Annual Report | December 31, 2022 (Unaudited)

LETTER FROM THE INVESTMENT MANAGEMENT TEAM (continued)

December 31, 2022 (Unaudited)

forecasted growth values. The Russell 2000 Growth Index is a small-cap stock market index that consists of stocks in the Russell 2000 Index that display signs of above-average growth. It is not possible to invest directly in an index.

bridgewayfunds.com	3

Omni Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2022

Dear Fellow Omni Small-Cap Value Fund Shareholder,

For the quarter ended December 31, 2022, our Fund returned +11.56%, outperforming our primary market benchmark, the Russell 2000 Value Index (+8.42%). It was a good quarter.

For the calendar year, our Fund returned -3.85%, outperforming the Russell 2000 Value Index (-14.48%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2022

				Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	Since Inception (8/31/11)

Omni Small-Cap Value Fund	11.56%	6.74%	-3.85%	6.24%	10.14%	10.85%
Russell 2000 Value Index	8.42%	3.42%	-14.48%	4.13%	8.48%	9.34%

Performance figures quoted in the table above and the graph on the next page represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above and the graph on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Value Index is an unmanaged index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

4	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 31, 2011 to December 31, 2022

Detailed Explanation of Quarterly Performance

The Omni Small-Cap Value Fund is designed to capture the returns of the small-cap value asset class through broad diversification of small company and value stocks. This approach is sometimes referred to as “passive, asset class investing.” As of December 31, 2022, we held 580 such stocks in a market-cap weighted style. We make no attempt to track any particular index in either performance or statistics.

The Fund’s tilt toward deeper value stocks across multiple valuation metrics improved relative returns during the quarter. However, the Fund’s tilt toward smaller stocks in the small-cap value universe detracted from relative results, as the benchmark’s larger stocks generally outperformed during the quarter.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) or Utilities stocks. The lack of exposure to REITs benefited relative results, but the lack of exposure to the Utilities stocks dragged on relative performance as the Utilities sector outperformed the benchmark during the quarter.

Detailed Explanation of Calendar Year Performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics boosted relative results during a period in which value stocks outperformed growth stocks. However, a tilt toward smaller stocks in the small-cap value universe detracted from relative results as smaller stocks underperformed their larger counterparts for the year.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) and Utilities stocks. Our lack of exposure to REITs boosted relative results, but the lack of exposure to Utilities stocks detracted from relative performance.

bridgewayfunds.com	5

Omni Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2022

Rank	Description	Industry	% of Net Assets
1	PBF Energy, Inc., Class A	Energy	1.2%
2	Scorpio Tankers, Inc.	Energy	1.0%
3	Permian Resources Corp.	Energy	1.0%
4	CONSOL Energy, Inc.	Energy	0.8%
5	Golar LNG, Ltd.	Energy	0.8%
6	United Natural Foods, Inc.	Consumer Staples	0.8%
7	Atlas Air Worldwide Holdings, Inc.	Industrials	0.7%
8	Weis Markets, Inc.	Consumer Staples	0.7%
9	Frontline, Ltd.	Energy	0.7%
10	Navient Corp.	Financials	0.7%
	Total		8.4%

Industry Sector Representation as of December 31, 2022

	% of Net Assets	% of Russell 2000 Value Index	Difference
Communication Services	4.8%	2.9%	1.9%
Consumer Discretionary	12.0%	10.0%	2.0%
Consumer Staples	4.6%	2.7%	1.9%
Energy	14.3%	6.2%	8.1%
Financials	36.9%	28.8%	8.1%
Health Care	2.4%	10.5%	-8.1%
Industrials	13.3%	13.3%	0.0%
Information Technology	4.2%	5.5%	-1.3%
Materials	6.8%	4.1%	2.7%
Real Estate	0.7%	10.7%	-10.0%
Utilities	0.0%	5.3%	-5.3%
Cash & Other Assets	0.0%	0.0%	0.0%
Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter-end, December 31, 2022, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

6	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Omni Small-Cap Value Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

bridgewayfunds.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
COMMON STOCKS - 99.99%
Communication Services - 4.85%
Advantage Solutions, Inc.*	1,500,000	$3,120,000
AMC Networks, Inc., Class A*	95,500	1,496,485
ATN International, Inc.	63,500	2,877,185
Beasley Broadcast Group, Inc., Class A*	163,600	150,545
comScore, Inc.*	228,300	264,828
Consolidated Communications Holdings, Inc.*	299,000	1,070,420
Cumulus Media, Inc.,
Class A*	120,200	746,442
DHI Group, Inc.*	18,600	98,394
EchoStar Corp., Class A*	317,500	5,295,900
Entravision Communications Corp., Class A	339,800	1,631,040
EW Scripps Co. (The), Class A*	356,166	4,697,829
Fluent, Inc.*	320,000	348,800
Gannett Co., Inc.*	625,900	1,270,577
Gray Television, Inc.	319,400	3,574,086
Liberty Latin America, Ltd., Class A*	100,000	753,000
Liberty Latin America, Ltd., Class C*+	550,000	4,180,000
Marcus Corp. (The)	143,000	2,057,770
Saga Communications, Inc., Class A	21,761	513,560
Salem Media Group, Inc.*	55,800	58,590
Scholastic Corp.	166,750	6,579,955
Sinclair Broadcast Group, Inc., Class A	319,300	4,952,343
SPAR Group, Inc.*	27,237	35,680
Spok Holdings, Inc.	4,100	33,579
Telephone and Data Systems, Inc.+	465,800	4,886,242
Thryv Holdings, Inc.*	148,000	2,812,000
Townsquare Media, Inc., Class A*	129,900	941,775
Urban One, Inc.*	151,800	570,768

		55,017,793
Consumer Discretionary - 12.01%
Aaron’s Co., Inc. (The)	105,000	1,254,750
Abercrombie & Fitch Co., Class A*	215,000	4,925,650
Adtalem Global Education, Inc.*	132,200	4,693,100
AMCON Distributing Co.	2,450	443,450

Industry Company	Shares	Value

Consumer Discretionary (continued)
American Axle & Manufacturing Holdings, Inc.*	357,500	$2,795,650
American Public Education, Inc.*	61,500	755,835
AMMO, Inc.*	61,200	105,876
Ark Restaurants Corp.	21,100	349,416
Bally’s Corp.*	150,000	2,907,000
Bassett Furniture Industries, Inc.	26,750	464,915
Beazer Homes USA, Inc.*	118,500	1,512,060
Big 5 Sporting Goods Corp.+	148,700	1,313,021
Big Lots, Inc.+	100,000	1,470,000
Biglari Holdings, Inc., Class B*	6,200	860,560
Bluegreen Vacations Holding Corp.	73,551	1,835,833
Carrols Restaurant Group, Inc.*	168,700	229,432
Cato Corp. (The), Class A	114,700	1,070,151
Century Casinos, Inc.*	67,400	473,822
Charles & Colvard, Ltd.*	42,700	34,800
China Automotive Systems, Inc.*	146,350	848,830
Chuy’s Holdings, Inc.*	23,000	650,900
Conn’s, Inc.*	63,900	439,632
Container Store Group, Inc. (The)*	226,150	974,706
Crown Crafts, Inc.	21,050	112,407
Delta Apparel, Inc.*	42,100	446,681
Dillard’s, Inc., Class A+	18,600	6,011,520
Dixie Group, Inc. (The)*	44,950	36,005
El Pollo Loco Holdings, Inc.	108,300	1,078,668
Ethan Allen Interiors, Inc.	75,500	1,994,710
Flanigan’s Enterprises, Inc.	14,000	362,320
Flexsteel Industries, Inc.	14,700	226,380
Fossil Group, Inc.*	137,000	590,470
Genesco, Inc.*	59,500	2,738,190
G-III Apparel Group, Ltd.*	102,800	1,409,388
Golden Entertainment, Inc.*	4,500	168,300
Good Times Restaurants, Inc.*	106,000	236,380
GoPro, Inc., Class A*	563,800	2,807,724
Haverty Furniture Cos., Inc.	82,400	2,463,760
Hibbett, Inc.	45,900	3,131,298
Hooker Furnishings Corp.	26,000	486,200
JAKKS Pacific, Inc.*	40,000	699,600
Lakeland Industries, Inc.*	33,450	444,885
Lands’ End, Inc.*+	116,000	880,440
Landsea Homes Corp.*	90,300	470,463

8	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
La-Z-Boy, Inc.	166,000	$3,788,120
Lazydays Holdings, Inc.*+	44,000	525,360
Legacy Housing Corp.*	38,331	726,756
Lifetime Brands, Inc. Lincoln Educational	77,650	589,363
Services Corp.*	211,000	1,221,690
Live Ventures, Inc.*	13,750	430,375
M/I Homes, Inc.*	118,200	5,458,476
MarineMax, Inc.*	77,000	2,403,940
Modine Manufacturing Co.*	162,800	3,233,208
Motorcar Parts of America, Inc.*	7,100	84,206
Movado Group, Inc.	94,200	3,037,950
ODP Corp. (The)*	145,000	6,603,300
OneWater Marine, Inc., Class A*	11,100	317,460
Patrick Industries, Inc.	80,000	4,848,000
Perdoceo Education Corp.*	289,500	4,024,050
Rocky Brands, Inc.	26,400	623,568
Shoe Carnival, Inc.	99,500	2,379,045
Smith & Wesson Brands, Inc.+	130,000	1,128,400
Sonic Automotive, Inc., Class A	146,400	7,213,128
Sportsman’s Warehouse Holdings, Inc.*	60,800	572,128
Strategic Education, Inc.	86,100	6,743,352
Strattec Security Corp.*	18,800	386,340
Superior Group of Cos., Inc.	38,000	382,280
Tilly’s, Inc., Class A*+	164,100	1,485,105
TravelCenters of America, Inc.*	79,540	3,561,801
Tri Pointe Homes, Inc.*	266,000	4,944,940
Unifi, Inc.*	54,273	467,291
Universal Technical Institute, Inc.*	221,400	1,487,808
Vera Bradley, Inc.*	152,850	692,411
Vista Outdoor, Inc.*+	40,187	979,357
VOXX International Corp.*	82,100	687,998
Weyco Group, Inc.	31,500	666,540
Winnebago Industries, Inc.+	93,981	4,952,799
Zumiez, Inc.*	104,800	2,278,352

		136,130,075

Consumer Staples - 4.60%
Andersons, Inc. (The)	5,438	190,276
Coffee Holding Co., Inc.	23,000	46,920
Cyanotech Corp.*	400	440

Industry Company	Shares	Value

Consumer Staples (continued)
Edgewell Personal Care Co.	150,300	$5,792,562
Fresh Del Monte Produce, Inc.	207,800	5,442,282
Ingles Markets, Inc., Class A	75,301	7,263,534
Lifevantage Corp.	90,000	334,800
Mannatech, Inc.	8,400	150,360
Natural Alternatives International, Inc.*	23,000	192,970
Natural Grocers by Vitamin Cottage, Inc.	36,100	329,954
Nature’s Sunshine Products, Inc.*	6,593	54,854
Oil-Dri Corp. of America	17,558	588,895
Seneca Foods Corp., Class A*	40,100	2,444,095
SpartanNash Co.	161,946	4,897,247
TreeHouse Foods, Inc.*	124,700	6,157,686
United Natural Foods, Inc.*	221,000	8,554,910
Village Super Market, Inc., Class A+	40,750	949,068
Vintage Wine Estates, Inc.*+	260,000	847,600
Weis Markets, Inc.	92,325	7,597,424
Whole Earth Brands, Inc.*+	68,000	276,760

		52,112,637

Energy - 14.26%
Adams Resources &
Energy, Inc.	20,500	797,860
Alto Ingredients, Inc.*+	300,000	864,000
Archrock, Inc.	532,346	4,780,467
Ardmore Shipping Corp.*	75,000	1,080,750
Berry Corp.	383,400	3,067,200
Bristow Group, Inc.*	141,299	3,833,442
CONSOL Energy, Inc.	137,900	8,963,500
CVR Energy, Inc.+	39,700	1,244,198
Delek US Holdings, Inc.	214,500	5,791,500
DHT Holdings, Inc.	647,322	5,748,219
Dorian LPG, Ltd.	211,300	4,004,135
Epsilon Energy, Ltd.	90,000	596,700
Forum Energy Technologies, Inc.*	9,000	265,500
Frontline, Ltd.+	621,100	7,540,154
Golar LNG, Ltd.*+	381,500	8,694,385
Gran Tierra Energy, Inc.*	2,099,800	2,078,802
Hallador Energy Co.*	255,000	2,547,450
Helix Energy Solutions Group, Inc.*	881,000	6,501,780
International Seaways, Inc.+	10,590	392,042

bridgewayfunds.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Laredo Petroleum, Inc.*+	72,500	$3,727,950
Nabors Industries, Ltd.*	32,200	4,986,814
NACCO Industries, Inc., Class A	22,445	852,910
National Energy Services Reunited Corp.*	298,700	2,072,978
Natural Gas Services Group, Inc.*	114,752	1,315,058
NCS Multistage Holdings, Inc.*	17,000	425,000
Newpark Resources, Inc.*	469,300	1,947,595
Oil States International, Inc.*	244,400	1,823,224
Overseas Shipholding Group, Inc., Class A*	593,300	1,714,637
PBF Energy, Inc., Class A	322,600	13,155,628
Permian Resources Corp.	1,172,500	11,021,500
PHX Minerals, Inc.	40,000	155,600
PrimeEnergy Resources Corp.*	41	3,562
ProPetro Holding Corp.*	520,000	5,392,400
Ranger Energy Services, Inc.*	38,400	422,784
REX American Resources Corp.*	10,900	347,274
Ring Energy, Inc.*+	949,500	2,335,770
SandRidge Energy, Inc.*	130,050	2,214,751
Scorpio Tankers, Inc.	213,467	11,478,121
SEACOR Marine Holdings, Inc.*	86,800	795,088
SFL Corp., Ltd.	711,000	6,555,420
Smart Sand, Inc.*	195,200	349,408
Talos Energy, Inc.*+	293,400	5,539,392
Teekay Corp.*	590,000	2,678,600
US Silica Holdings, Inc.*	355,000	4,437,500
VAALCO Energy, Inc.+	400,000	1,824,000
World Fuel Services Corp.	196,100	5,359,413

		161,724,461

Financials - 36.88%
1st Source Corp.	85,000	4,512,650
Acacia Research Corp.*+	196,000	825,160
ACNB Corp.	51,400	2,046,234
Affinity Bancshares, Inc.*	31,500	475,650
Alerus Financial Corp.	82,300	1,921,705
Amalgamated Financial Corp.	104,930	2,417,587
A-Mark Precious Metals, Inc.	15,558	540,329
Ambac Financial Group, Inc.*	130,000	2,267,200
Amerant Bancorp, Inc.	50,394	1,352,575

Industry Company	Shares	Value

Financials (continued)
American National Bankshares, Inc.	25,000	$923,250
AmeriServ Financial, Inc.	118,000	463,740
Ames National Corp.	1,008	23,799
Argo Group International Holdings, Ltd.	100,384	2,594,926
Associated Capital Group, Inc., Class A	22,571	947,756
Atlanticus Holdings Corp.*	1,610	42,182
Auburn National BanCorp, Inc.	12,000	278,100
Banc of California, Inc.	203,043	3,234,475
Banco Latinoamericano de Comercio Exterior SA, Class E	113,400	1,837,080
Bank of Marin Bancorp	8,147	267,873
Bank of NT Butterfield & Son, Ltd. (The)	46,500	1,386,165
Bank of Princeton (The)	34,480	1,093,706
Bank of the James Financial Group, Inc.	18,600	229,152
Bank7 Corp.	51,500	1,318,400
Bankwell Financial Group, Inc.	15,000	441,450
Banner Corp.	91,127	5,759,226
Bar Harbor Bankshares	50,966	1,632,951
BayCom Corp.+	913	17,329
BCB Bancorp, Inc.	70,400	1,266,496
Blue Ridge Bankshares, Inc.	59,500	743,155
Broadway Financial Corp.*	288,600	291,486
Brookline Bancorp, Inc.	250,000	3,537,500
Business First Bancshares, Inc.	65,000	1,439,100
Byline Bancorp, Inc.	120,800	2,774,776
C&F Financial Corp.	11,900	693,413
Camden National Corp.	65,600	2,734,864
Capital Bancorp, Inc.	76,950	1,811,403
Capital City Bank Group, Inc.	37,172	1,208,090
Capstar Financial Holdings, Inc.	51,813	915,018
Carter Bankshares, Inc.*	55,885	927,132
CB Financial Services, Inc.	26,400	565,752
Central Pacific Financial Corp.	76,000	1,541,280
Central Valley Community Bancorp	55,000	1,164,900
Chemung Financial Corp.	19,500	894,465
ChoiceOne Financial Services, Inc.	28,500	826,500

10	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Citizens Community Bancorp, Inc.	59,400	$714,582
Citizens, Inc.*+	171,040	364,315
Civista Bancshares, Inc.	42,523	935,931
CNB Financial Corp.	64,300	1,529,697
Codorus Valley Bancorp, Inc.	56,622	1,347,604
Community Financial Corp. (The)	34,590	1,380,141
Community Trust Bancorp, Inc.	60,000	2,755,800
Community West Bancshares#	57,000	853,290
ConnectOne Bancorp, Inc.	113,446	2,746,528
Consumer Portfolio Services, Inc.*	146,650	1,297,853
Cowen, Inc., Class A	110,500	4,267,510
Crawford & Co., Class A+	60,000	333,600
Crawford & Co., Class B	23,100	122,661
CrossFirst Bankshares, Inc.*	164,100	2,036,481
Curo Group Holdings Corp.	60,600	215,130
Customers Bancorp, Inc.*	79,591	2,255,609
Dime Community Bancshares, Inc.	125,616	3,998,357
Donegal Group, Inc., Class A	123,000	1,746,600
Eagle Bancorp Montana, Inc.	41,000	662,560
Eagle Bancorp, Inc.	96,870	4,269,061
Elevate Credit, Inc.*	157,900	276,325
Emclaire Financial Corp.+	1,200	37,920
Employers Holdings, Inc.	27,600	1,190,388
Encore Capital Group, Inc.*	97,600	4,678,944
Enova International, Inc.*	90,407	3,468,917
Enterprise Bancorp, Inc.	39,375	1,389,938
Equity Bancshares, Inc., Class A	91,000	2,972,970
Esquire Financial Holdings, Inc.	4,500	194,670
ESSA Bancorp, Inc.	25,200	525,924
Evans Bancorp, Inc.	18,101	676,796
EZCORP, Inc., Class A*	416,200	3,392,030
Farmers National Banc Corp.	88,450	1,248,914
Federal Agricultural Mortgage Corp., Class C	26,600	2,998,086
Financial Institutions, Inc.	53,400	1,300,824
First Bancshares, Inc. (The)	79,400	2,541,594

Industry Company	Shares	Value

Financials (continued)
First Bank	61,800	$850,368
First Busey Corp.	184,000	4,548,480
First Business Financial Services, Inc.	45,400	1,659,370
First Capital, Inc.	15,035	374,372
First Commonwealth Financial Corp.	273,800	3,824,986
First Community Corp.	35,000	766,150
First Financial Bancorp	200,000	4,846,000
First Financial Corp.	39,362	1,813,801
First Financial Northwest, Inc.	42,882	642,372
First Foundation, Inc.	124,000	1,776,920
First Guaranty Bancshares, Inc.	27,472	644,218
First Internet Bancorp	61,600	1,495,648
First Merchants Corp.	60,219	2,475,603
First Mid Bancshares, Inc.	51,500	1,652,120
First National Corp.	33,800	578,994
First Northwest Bancorp	30,287	465,208
First of Long Island Corp. (The)	90,000	1,620,000
First Savings Financial Group, Inc.	14,300	286,000
First United Corp.	29,176	573,308
First US Bancshares, Inc.	6,468	56,272
First Western Financial, Inc.*+	64,800	1,824,120
Flushing Financial Corp.	107,797	2,089,106
FNCB Bancorp, Inc.	135,700	1,114,097
Franklin Financial Services Corp.	30,700	1,108,270
FS Bancorp, Inc.	28,700	959,728
FVCBankcorp, Inc.*+	22,000	419,540
Genworth Financial, Inc., Class A*	1,300,000	6,877,000
Great Southern Bancorp, Inc.	10,000	594,900
Green Dot Corp., Class A*	145,000	2,293,900
Greenhill & Co., Inc.	22,000	225,500
Guild Holdings Co., Class A*	227,001	2,290,440
Hallmark Financial Services, Inc.*	90,000	52,578
Hanmi Financial Corp.	143,100	3,541,725
HarborOne Bancorp, Inc.	169,100	2,350,490
Hawthorn Bancshares, Inc.	27,312	594,582
Heartland Financial USA, Inc.	102,100	4,759,902
Hennessy Advisors, Inc.+	7,000	58,800
Heritage Commerce Corp.	12,900	167,700
Heritage Financial Corp.	50,000	1,532,000

bridgewayfunds.com	11

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
HMN Financial, Inc.	31,800	$677,340
Home Bancorp, Inc.	30,494	1,220,675
Home Point Capital, Inc.	511,200	700,344
HomeStreet, Inc.	71,800	1,980,244
HomeTrust Bancshares, Inc.	44,100	1,065,897
Hope Bancorp, Inc.	385,800	4,942,098
Horace Mann Educators Corp.	96,200	3,594,994
Horizon Bancorp, Inc.	177,667	2,679,218
HV Bancorp, Inc.*	6,000	170,640
Independent Bank Corp.	88,100	2,107,352
Independent Bank Group, Inc.+	37,750	2,268,020
Investar Holding Corp.	43,000	925,790
Investors Title Co.	5,494	810,640
Kearny Financial Corp.+	218,962	2,222,464
Kingstone Cos., Inc.	45,300	61,155
Lakeland Bancorp, Inc.	190,654	3,357,417
Landmark Bancorp, Inc.	16,864	381,632
LCNB Corp.	58,600	1,054,800
LendingClub Corp.*	293,200	2,580,160
Limestone Bancorp, Inc.	36,150	882,783
Logan Ridge Finance Corp.*	12,600	284,508
Luther Burbank Corp.	258,197	2,868,569
Macatawa Bank Corp.	19,000	209,570
MainStreet Bancshares, Inc.	21,000	577,290
Malvern Bancorp, Inc.*	30,300	537,825
Mercantile Bank Corp.	47,300	1,583,604
Merchants Bancorp	152,611	3,711,500
Mercury General Corp.+	144,500	4,941,900
Meridian Corp.	17,500	530,075
Metrocity Bankshares, Inc.	9,291	200,964
Metropolitan Bank Holding Corp.*	29,700	1,742,499
Mid Penn Bancorp, Inc.	25,703	770,319
Middlefield Banc Corp.	34,000	931,600
Midland States Bancorp, Inc.	113,700	3,026,694
MidWestOne Financial Group, Inc.	59,260	1,881,505
MVB Financial Corp.	32,600	717,852
National Western Life Group, Inc., Class A	10,778	3,028,618
Navient Corp.	450,000	7,402,500
NI Holdings, Inc.*	50,000	663,500
Nicholas Financial, Inc.*	43,400	273,854
Nicolet Bankshares, Inc.*	21,170	1,689,154
NMI Holdings, Inc., Class A*	264,900	5,536,410

Industry Company	Shares	Value

Financials (continued)
Northeast Community
Bancorp, Inc.+	3,500	$52,220
Northfield Bancorp, Inc.	55,000	865,150
Northrim BanCorp, Inc.	20,800	1,135,056
Northwest Bancshares, Inc.	363,200	5,077,536
Oak Valley Bancorp	40,000	906,000
OceanFirst Financial Corp.	219,223	4,658,489
Ocwen Financial Corp.*	42,501	1,299,681
OFG Bancorp	120,000	3,307,200
Ohio Valley Banc Corp.	15,700	414,794
Old Point Financial Corp.	1,000	26,960
Old Second Bancorp, Inc.	85,550	1,372,222
OP Bancorp	91,900	1,025,604
Oportun Financial Corp.*	54,500	300,295
Oppenheimer Holdings, Inc., Class A+	54,493	2,306,689
Origin Bancorp, Inc.	30,622	1,123,827
Orrstown Financial Services, Inc.	25,600	592,896
Parke Bancorp, Inc.	50,099	1,039,053
Pathfinder Bancorp, Inc.	3,000	57,420
Pathward Financial, Inc.	101,931	4,388,130
Patriot National Bancorp, Inc.*	18,500	196,100
PCB Bancorp	58,600	1,036,634
Peapack-Gladstone Financial Corp.	49,894	1,857,055
Penns Woods Bancorp, Inc.	15,034	400,205
Peoples Bancorp of North Carolina, Inc.	27,617	899,210
Peoples Bancorp, Inc.	112,897	3,189,340
Peoples Financial Services Corp.	22,900	1,187,136
Pioneer Bancorp, Inc.*	7,600	86,640
Piper Sandler Cos.	11,900	1,549,261
Plumas Bancorp	2,000	74,100
Premier Financial Corp.	120,300	3,244,491
Primis Financial Corp.	89,158	1,056,522
ProAssurance Corp.	150,700	2,632,729
PROG Holdings, Inc.*	130,000	2,195,700
Provident Bancorp, Inc.	54,600	397,488
Provident Financial Holdings, Inc.	38,000	523,260
Provident Financial Services, Inc.+	142,731	3,048,734
QCR Holdings, Inc.	61,000	3,028,040
RBB Bancorp	65,883	1,373,661
Red River Bancshares, Inc.	200	10,212
Regional Management Corp.	56,100	1,575,288

12	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Financials (continued)
Renasant Corp.	159,780	$6,006,130
Republic Bancorp, Inc., Class A	49,362	2,019,893
Republic First Bancorp, Inc.*+	175,000	376,250
Rhinebeck Bancorp, Inc.*	15,000	136,650
Riverview Bancorp, Inc.	119,500	917,760
S&T Bancorp, Inc.	139,601	4,771,562
Safety Insurance Group, Inc.+	54,445	4,587,536
Salisbury Bancorp, Inc.	4,366	137,092
Sandy Spring Bancorp, Inc.	151,400	5,333,822
SB Financial Group, Inc.	35,490	594,812
Security National Financial Corp., Class A*	41,592	303,622
Shore Bancshares, Inc.	88,736	1,546,669
Sierra Bancorp	78,000	1,656,720
SiriusPoint, Ltd.*	606,300	3,577,170
SmartFinancial, Inc.	56,500	1,553,750
Sound Financial Bancorp, Inc.	10,000	404,800
South Plains Financial, Inc.	99,700	2,744,741
Southern First Bancshares, Inc.*	48,645	2,225,509
Southern Missouri Bancorp, Inc.	11,000	504,130
Stellar Bancorp, Inc.+	51,103	1,505,494
Sterling Bancorp, Inc.*	200,000	1,218,000
Stewart Information Services Corp.	73,221	3,128,733
StoneX Group, Inc.*	61,703	5,880,296
Summit Financial Group, Inc.	65,515	1,630,668
Summit State Bank	21,000	331,800
SWK Holdings Corp.*	58,405	1,030,264
Territorial Bancorp, Inc.	30,000	720,300
Timberland Bancorp, Inc.	47,900	1,634,827
Tiptree, Inc.	177,200	2,452,448
Trean Insurance Group, Inc.*	20,750	124,500
TriCo Bancshares	65,900	3,360,241
TrustCo Bank Corp. NY	36,680	1,378,801
Trustmark Corp.	140,500	4,904,855
Union Bankshares, Inc.	139	3,254
United Bancorp, Inc.	17,000	251,260
United Fire Group, Inc.	93,300	2,552,688
Unity Bancorp, Inc.	43,867	1,198,885
Universal Insurance Holdings, Inc.	110,117	1,166,139
Univest Financial Corp.	133,179	3,479,967

Industry Company	Shares	Value

Financials (continued)
US Global Investors, Inc., Class A	48,500	$140,165
Velocity Financial, Inc.*	156,650	1,511,673
Veritex Holdings, Inc.	102,380	2,874,830
Virtus Investment Partners, Inc.	17,232	3,298,894
Walker & Dunlop, Inc.	23,675	1,858,014
Washington Federal, Inc.	140,000	4,697,000
Waterstone Financial, Inc.	47,000	810,280
Western New England Bancorp, Inc.	80,000	756,800
Westwood Holdings Group, Inc.	36,452	405,846
World Acceptance Corp.*+	20,100	1,325,394

		418,054,033

Health Care - 2.36%
American Shared Hospital Services*	8,500	24,905
Assertio Holdings, Inc.*+	250,000	1,075,000
Avanos Medical, Inc.*	158,417	4,286,764
Bioventus, Inc., Class A*	75,000	195,750
CareCloud, Inc.*	31,700	89,077
Co.-Diagnostics, Inc.*+	100,400	253,008
Emergent BioSolutions, Inc.*	157,000	1,854,170
FONAR Corp.*	16,500	276,375
Fulgent Genetics, Inc.*+	138,708	4,130,724
Innoviva, Inc.*+	173,690	2,301,393
iTeos Therapeutics, Inc.*	148,500	2,900,205
Multiplan Corp.*	1,695,200	1,949,480
Ovid therapeutics, Inc.*	221,100	411,246
Owens & Minor, Inc.	253,600	4,952,808
REGENXBIO, Inc.*	84,900	1,925,532
XBiotech, Inc.*	25,000	87,750

		26,714,187

Industrials - 13.34%
ACCO Brands Corp.	361,300	2,019,667
Air Transport Services Group, Inc.*	165,000	4,286,700
Allegiant Travel Co.*+	70,200	4,772,898
American Woodmark Corp.*	20,000	977,200
Apogee Enterprises, Inc.	19,400	862,524
ARC Document Solutions, Inc.	253,500	742,755
ArcBest Corp.	69,500	4,867,780
Art’s-Way Manufacturing Co., Inc.*	8,690	16,772

bridgewayfunds.com	13

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Atlas Air Worldwide Holdings, Inc.*	75,700	$ 7,630,560
Avalon Holdings Corp., Class A*	16,900	46,473
AZZ, Inc.	15,000	603,000
BlueLinx Holdings, Inc.*	35,000	2,488,850
Boise Cascade Co.	106,000	7,279,020
BrightView Holdings, Inc.*	209,300	1,442,077
Caesarstone, Ltd.	107,100	611,541
CBAK Energy Technology, Inc.*	110,000	108,900
Civeo Corp.*	77,255	2,402,630
CompX International, Inc.	1,000	18,480
Concrete Pumping Holdings, Inc.*	313,000	1,831,050
Costamare, Inc.	530,300	4,921,184
Covenant Logistics Group, Inc.	85,400	2,952,278
Daseke, Inc.*	43,000	244,670
Deluxe Corp.	144,300	2,450,214
Eagle Bulk Shipping, Inc.	80,600	4,025,164
Eastern Co. (The)	19,601	377,907
Genco Shipping & Trading, Ltd.	230,900	3,546,624
Hawaiian Holdings, Inc.*	150,000	1,539,000
Heidrick & Struggles International, Inc.	67,500	1,887,975
Hurco Cos., Inc.	19,560	511,103
KAR Auction Services, Inc.*	275,000	3,588,750
Kelly Services, Inc., Class A	99,300	1,678,170
Limbach Holdings, Inc.*	3,000	31,230
LS Starrett Co. (The), Class A*	10,632	78,252
LSI Industries, Inc.	17,459	213,698
Manitowoc Co., Inc. (The)*	146,550	1,342,398
Matthews International Corp., Class A	84,000	2,556,960
Maxar Technologies, Inc.	83,000	4,294,420
Mayville Engineering Co., Inc.*	28,710	363,469
Mesa Air Group, Inc.*	45,400	69,462
Mistras Group, Inc.*	95,200	469,336
MRC Global, Inc.*	253,800	2,939,004
MYR Group, Inc.*	31,020	2,856,011
NL Industries, Inc.	57,594	392,215
NN, Inc.*	126,000	189,000
Northwest Pipe Co.*	50,000	1,685,000
NOW, Inc.*	301,566	3,829,888
Orion Group Holdings, Inc.*	100,472	239,123

Industry Company	Shares	Value

Industrials (continued)
PAM Transportation Services, Inc.*	115,220	$2,984,198
Pangaea Logistics
Solutions, Ltd.	296,300	1,525,945
Park-Ohio Holdings Corp.	43,315	529,742
Patriot Transportation Holding, Inc.*	7,500	53,325
Perma-Pipe International Holdings, Inc.*	14,000	132,300
Preformed Line Products Co.	16,375	1,363,874
Primoris Services Corp.	177,100	3,885,574
Proto Labs, Inc.*	15,000	382,950
Quad/Graphics, Inc.*	281,500	1,148,520
Quanex Building Products Corp.	91,700	2,171,456
REV Group, Inc.	250,000	3,155,000
Rush Enterprises, Inc., Class A	74,000	3,868,720
Rush Enterprises, Inc., Class B	56,410	3,174,191
Safe Bulkers, Inc.	542,100	1,577,511
Servotronics, Inc.*	1,500	15,840
SIFCO Industries, Inc.*	6,500	14,038
SkyWest, Inc.*+	157,500	2,600,325
Sterling Infrastructure, Inc.*	100,000	3,280,000
Textainer Group Holdings, Ltd.	216,900	6,726,069
Titan Machinery, Inc.*	129,800	5,156,954
TrueBlue, Inc.*	117,350	2,297,713
Tutor Perini Corp.*	185,000	1,396,750
Ultralife Corp.*	77,400	298,764
Universal Logistics Holdings, Inc.	22,100	739,024
US Xpress Enterprises, Inc., Class A*	195,000	352,950
V2X, Inc.*	35,000	1,445,150
Veritiv Corp.	53,500	6,511,485
Williams Industrial Services Group, Inc.*	55,000	56,106
Willis Lease Finance Corp.*	35,400	2,088,954

		151,214,810

Information Technology - 4.24%
Adeia, Inc.	481,800	4,567,464
Alpha & Omega Semiconductor, Ltd.*+	149,544	4,272,472
AXT, Inc.*	175,000	766,500
Bel Fuse, Inc., Class B	32,000	1,053,440
Benchmark Electronics, Inc.	124,000	3,309,560

14	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Computer Task Group, Inc.*	21,150	$159,894
Comtech Telecommunications Corp.	91,200	1,107,168
Conduent, Inc.*	805,800	3,263,490
Daktronics, Inc.*	121,500	342,630
Ebix, Inc.	111,100	2,217,556
EMCORE Corp.*	98,700	94,999
Kimball Electronics, Inc.*	87,600	1,978,884
Magnachip Semiconductor Corp.*	155,000	1,455,450
NetScout Systems, Inc.*	202,400	6,580,024
NetSol Technologies, Inc.*	48,100	137,085
Network-1 Technologies, Inc.	159,000	349,800
Photronics, Inc.*	206,050	3,467,822
Richardson Electronics, Ltd.	30,000	639,900
Sanmina Corp.*	32,600	1,867,654
ScanSource, Inc.*	71,983	2,103,343
StarTek, Inc.*	232,000	870,000
Taitron Components, Inc., Class A	10,000	34,400
TESSCO Technologies, Inc.*	42,000	202,440
Trio-Tech International*	21,800	98,102
TTM Technologies, Inc.*	470,153	7,089,907
WidePoint Corp.*	30,000	54,603

		48,084,587

Materials - 6.79%
Advanced Emissions
Solutions, Inc.*	92,075	223,742
AdvanSix, Inc.	118,000	4,486,360
AgroFresh Solutions, Inc.*	148,300	438,968
American Vanguard Corp.	145,000	3,147,950
Ampco-Pittsburgh Corp.*	60,000	150,600
Ascent Industries Co.*+	39,525	342,682
Caledonia Mining Corp.
PLC	9,200	114,080
Carpenter Technology
Corp.	140,000	5,171,600
Century Aluminum Co.*	322,300	2,636,414
Clearwater Paper Corp.*	91,650	3,465,287
Core Molding
Technologies, Inc.*	30,000	389,700
FutureFuel Corp.	212,800	1,730,064
Glatfelter Corp.	140,400	390,312
Gold Resource Corp.	322,250	493,042
Intrepid Potash, Inc.*+	83,356	2,406,488

Industry Company	Shares	Value

Materials (continued)
Kaiser Aluminum Corp.	17,500	$1,329,300
Koppers Holdings, Inc.	80,100	2,258,820
Kronos Worldwide, Inc.	208,600	1,960,840
Mercer International, Inc.+	371,150	4,320,186
Olympic Steel, Inc.	47,061	1,580,308
Pactiv Evergreen, Inc.	39,500	448,720
Ramaco Resources, Inc.+	91,400	803,406
Rayonier Advanced
Materials, Inc.*	359,500	3,451,200
Resolute Forest Products, Inc.*+	335,500	7,243,445
Ryerson Holding Corp.	177,800	5,380,228
Schnitzer Steel Industries, Inc., Class A	92,800	2,844,320
SunCoke Energy, Inc.	497,700	4,295,151
TimkenSteel Corp.*	289,000	5,251,130
Trinseo PLC+	134,500	3,054,495
Universal Stainless & Alloy
Products, Inc.*	12,500	89,625
Valhi, Inc.	90,364	1,988,008
Warrior Met Coal, Inc.	146,992	5,091,803

		76,978,274

Real Estate - 0.66%
AMREP Corp.*	52,000	600,600
Anywhere Real Estate, Inc.*	391,200	2,499,768
Forestar Group, Inc.*	159,800	2,462,518
Newmark Group, Inc., Class A	200,000	1,594,000
RE/MAX Holdings, Inc., Class A	20,000	372,800

		7,529,686

TOTAL COMMON STOCKS - 99.99%		1,133,560,543

(Cost $913,633,254)

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%***	221	4,608

TOTAL PREFERRED STOCK - 0.00%		4,608

(Cost $4,597)

RIGHTS - 0.00%
Pineapple Holdings, Inc., CVR*Δ#+++	5,000	—
Pan American Silver Corp., CVR*	150,000	85,650

TOTAL RIGHTS - 0.00%		85,650

(Cost $34,500)

bridgewayfunds.com	15

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company		Shares	Value

WARRANTS - 0.02%
Nabors Industries, Ltd.,expiring 06/11/26*		7,920	$260,568

TOTAL WARRANTS - 0.02%			260,568

(Cost $ – )
	Rate^	Shares	Value

MONEY MARKET FUND - 0.23%
Fidelity Investments Money Market Government Portfolio Class I	4.06%	2,563,966	2,563,966

TOTAL MONEY MARKET FUND - 0.23%			2,563,966

(Cost $2,563,966)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.34%

Dreyfus Institutional Preferred Government Plus Money Market Fund**	4.36%	15,144,679	15,144,679

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.34%			15,144,679

(Cost $15,144,679)

TOTAL INVESTMENTS - 101.58%			$1,151,620,014
(Cost $931,380,996)
Liabilities in Excess of Other Assets - (1.58%)			(17,961,581)

NET ASSETS - 100.00%			$1,133,658,433

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $853,290, which is 0.08% of total net assets.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2022.
***	Security is perpetual and has no stated maturity date.
^	Rate disclosed as of December 31, 2022.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+

This security or a portion of the security is out on loan at December 31, 2022. Total loaned securities had a value of $53,834,563, which included loaned securities with a value of $57,192 that have been sold and are pending settlement as of December 31, 2022. The total market value of loaned securities excluding these pending sales is $53,777,371. See Note 2 for disclosure of cash and non-cash collateral.

+++No	stated maturity date.

CVR - Contingent Value Right

PLC - Public Limited Company

16	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2022

(See Note 2 in Notes to Financial Statements):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Real Estate	$6,929,086	$600,600	$–	$7,529,686
Other Industries (a)	1,126,030,857	–	–	1,126,030,857

Total Common Stocks	1,132,959,943	600,600	–	1,133,560,543
Preferred Stock	4,608	–	–	4,608
Rights	85,650	–	0	85,650
Warrants	260,568	–	–	260,568
Money Market Fund	2,563,966	–	–	2,563,966
Investments Purchased With Cash Proceeds From Securities Lending	15,144,679	–	–	15,144,679

TOTAL	$1,151,019,414	$600,600	$0	$1,151,620,014

(a) - Please	refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights
Balance as of 06/30/2022	$ 0
Purchases	–
Sales	–
Return of Capital	–
Realized Gain/(Loss)	–
Change in unrealized Appreciation/(Depreciation)	–
Transfers in	–
Transfers out	–

Balance as of 12/31/2022	$ 0

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2022	$ –

See Notes to Financial Statements.

bridgewayfunds.com	17

Omni Tax-Managed Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2022

Dear Fellow Omni Tax-Managed Small-Cap Value Fund Shareholder,

For the quarter ended December 31, 2022, our Fund returned +11.40%, outperforming our primary market benchmark, the Russell 2000 Value Index (+8.42%). It was a good quarter.

For the calendar year, our Fund returned -5.01%, outperforming the Russell 2000 Value Index (-14.48%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2022

			Annualized
						Since Inception
	Quarter	6 Months	1 Year	5 Years	10 Years	(12/31/10)

Omni Tax-Managed Small-Cap Value Fund	11.40%	6.58%	-5.01%	5.56%	9.72%	8.93%
Russell 2000 Value Index	8.42%	3.42%	-14.48%	4.13%	8.48%	7.99%

Performance figures quoted in the table above and the graph on the next page represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above and the graph on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Value Index is an unmanaged index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

18	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception December 31, 2010 to December 31, 2022

Detailed Explanation of Quarterly Performance

The Omni Tax-Managed Small-Cap Value Fund is designed to capture the returns of the small-cap value asset class through broad diversification of small company and value stocks. We also seek to minimize the distribution of capital gains within the constraints of the investment objective. This approach is sometimes referred to as “passive, asset class investing.” As of December 31, 2022, we held 587 such stocks in a market-cap weighted style. We make no attempt to track any particular index in either performance or statistics.

The Fund’s relative results benefited from its tilt toward deeper value stocks across multiple valuation metrics. However, the Fund’s tilt toward smaller stocks in the small-cap value universe detracted from relative returns, as the benchmark’s smallest stocks underperformed their larger counterparts during the quarter.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) or Utilities stocks. The lack of exposure to REITs boosted relative results while the lack of exposure to Utilities stocks detracted from relative returns during the quarter.

Detailed Explanation of Calendar Year Performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics added to relative returns during a period in which value stocks outperformed growth stocks. However, the Fund’s tilt toward smaller stocks in the small-cap value universe dragged on relative results, as smaller stocks underperformed their larger counterparts.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) and Utilities stocks. The lack of exposure to REITs boosted relative results, while the Fund’s lack of exposure to Utilities stocks detracted from relative returns.

bridgewayfunds.com	19

Omni Tax-Managed Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2022

Rank	Description	Industry	% of Net Assets
1	PBF Energy, Inc., Class A	Energy	1.1%
2	Permian Resources Corp.	Energy	0.9%
3	Scorpio Tankers, Inc.	Energy	0.9%
4	CONSOL Energy, Inc.	Energy	0.8%
5	Golar LNG, Ltd.	Energy	0.7%
6	Frontline, Ltd.	Energy	0.7%
7	Weis Markets, Inc.	Consumer Staples	0.7%
8	Boise Cascade Co.	Industrials	0.7%
9	Ingles Markets, Inc., Class A	Consumer Staples	0.7%
10	Resolute Forest Products, Inc.	Materials	0.6%
	Total		7.8%

Industry Sector Representation as of December 31, 2022

	% of Net Assets	% of Russell 2000 Value Index	Difference
Communication Services	4.9%	2.9%	2.0%
Consumer Discretionary	11.6%	10.0%	1.6%
Consumer Staples	4.5%	2.7%	1.8%
Energy	13.6%	6.2%	7.4%
Financials	37.0%	28.8%	8.2%
Health Care	2.6%	10.5%	-7.9%
Industrials	13.2%	13.3%	-0.1%
Information Technology	4.3%	5.5%	-1.2%
Materials	6.6%	4.1%	2.5%
Real Estate	0.9%	10.7%	-9.8%
Utilities	0.0%	5.3%	-5.3%
Cash & Other Assets	0.8%	0.0%	0.8%
Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter-end, December 31, 2022, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

20	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Omni Tax-Managed Small-Cap Value Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

bridgewayfunds.com	21

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
COMMON STOCKS - 99.21%
Communication Services - 4.93%
Advantage Solutions, Inc.*	900,000	$ 1,872,000
AMC Networks, Inc., Class A*	104,500	1,637,515
ATN International, Inc.	49,500	2,242,845
Beasley Broadcast Group, Inc., Class A*	65,000	59,813
comScore, Inc.*	329,900	382,684
Consolidated Communications Holdings, Inc.*	324,800	1,162,784
Cumulus Media, Inc., Class A*	35,100	217,971
DHI Group, Inc.*	3,500	18,515
EchoStar Corp., Class A*	245,300	4,091,604
Entravision Communications Corp., Class A	262,300	1,259,040
EW Scripps Co. (The), Class A*+	219,300	2,892,567
Gannett Co., Inc.*	415,000	842,450
Gray Television, Inc.	218,000	2,439,420
Liberty Latin America, Ltd., Class A*	100,000	753,000
Liberty Latin America, Ltd., Class C*+	417,500	3,173,000
Marcus Corp. (The)	111,600	1,605,924
Saga Communications, Inc., Class A	15,100	356,360
Salem Media Group, Inc.*	31,200	32,760
Scholastic Corp.	121,100	4,778,606
Sinclair Broadcast Group, Inc., Class A	218,300	3,385,833
SPAR Group, Inc.*	44,000	57,640
Telephone and Data Systems, Inc.+	329,200	3,453,308
Thryv Holdings, Inc.*	100,000	1,900,000
Townsquare Media, Inc., Class A*	40,700	295,075
TrueCar, Inc.*	41,356	103,803
Urban One, Inc.*	105,000	394,800

		39,409,317
Consumer Discretionary - 11.59%
Aaron’s Co., Inc. (The)	120,000	1,434,000
Abercrombie & Fitch Co., Class A*	120,600	2,762,946
Adtalem Global Education, Inc.*	78,000	2,769,000
AMCON Distributing Co.+	1,950	352,950
American Axle & Manufacturing Holdings, Inc.*	336,450	2,631,039

Industry Company	Shares	Value

Consumer Discretionary (continued)
American Outdoor Brands, Inc.*	16,000	$ 160,320
American Public Education, Inc.*	43,500	534,615
AMMO, Inc.*+	89,200	154,316
Ark Restaurants Corp.	1,500	24,840
Bally’s Corp.*+	110,000	2,131,800
Bassett Furniture Industries, Inc.	17,909	311,258
Beazer Homes USA, Inc.*	56,500	720,940
Big 5 Sporting Goods Corp.+	110,000	971,300
Big Lots, Inc.+	34,000	499,800
Biglari Holdings, Inc., Class B*	6,700	929,960
Bluegreen Vacations Holding Corp.	50,328	1,256,187
Carrols Restaurant Group, Inc.*	105,000	142,800
Cato Corp. (The), Class A	68,000	634,440
Century Casinos, Inc.*	52,700	370,481
China Automotive Systems, Inc.*	35,650	206,770
Conn’s, Inc.*	46,600	320,608
Container Store Group, Inc. (The)*	160,050	689,815
Crown Crafts, Inc.	30,050	160,467
Delta Apparel, Inc.*	28,000	297,080
Dillard’s, Inc., Class A	12,800	4,136,960
Dixie Group, Inc. (The)*	33,550	26,874
El Pollo Loco Holdings, Inc.	65,400	651,384
Ethan Allen Interiors, Inc.	43,600	1,151,912
Ever-Glory International Group, Inc.*	12,700	2,543
Express, Inc.*	50,000	51,000
Flanigan’s Enterprises, Inc.	10,000	258,800
Flexsteel Industries, Inc.	15,600	240,240
Fossil Group, Inc.*	71,800	309,458
Genesco, Inc.*	49,100	2,259,582
G-III Apparel Group, Ltd.*	32,000	438,720
Golden Entertainment, Inc.*	37,000	1,383,800
Good Times Restaurants, Inc.*	26,600	59,318
GoPro, Inc., Class A*	374,500	1,865,010
Haverty Furniture Cos., Inc.	56,659	1,694,104
Hibbett, Inc.	31,500	2,148,930
Hooker Furnishings Corp.	15,900	297,330
JAKKS Pacific, Inc.*	38,000	664,620
Kandi Technologies Group, Inc.*	40,000	92,000
Lakeland Industries, Inc.*	19,250	256,025

22	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Lands’ End, Inc.*	56,600	$ 429,594
Landsea Homes Corp.*	68,500	356,885
La-Z-Boy, Inc.	120,000	2,738,400
Lazydays Holdings, Inc.*+	54,708	653,214
Legacy Housing Corp.*	24,769	469,620
Lifetime Brands, Inc.	57,449	436,038
Lincoln Educational Services Corp.*	144,000	833,760
Live Ventures, Inc.*+	11,150	348,995
M/I Homes, Inc.*	76,300	3,523,534
MarineMax, Inc.*	44,900	1,401,778
Modine Manufacturing Co.*	101,900	2,023,734
Movado Group, Inc.	67,900	2,189,775

ODP Corp. (The)*	102,390	4,662,841
OneWater Marine, Inc., Class A*	25,575	731,445
Patrick Industries, Inc.	50,000	3,030,000
Perdoceo Education Corp.*	223,700	3,109,430
RumbleON, Inc., Class B*+	46,000	297,620
Shoe Carnival, Inc.	69,200	1,654,572
Smith & Wesson Brands, Inc.	90,000	781,200
Sonic Automotive, Inc., Class A	82,000	4,040,140
Sportsman’s Warehouse Holdings, Inc.*	86,900	817,729
Strategic Education, Inc.	59,000	4,620,880
Strattec Security Corp.*	17,300	355,515
Superior Group of Cos., Inc.	13,100	131,786
Tilly’s, Inc., Class A*+	111,900	1,012,695
TravelCenters of America, Inc.*	58,930	2,638,885
Tri Pointe Homes, Inc.*	160,000	2,974,400
Unifi, Inc.*	25,000	215,250
Universal Technical Institute, Inc.*	148,600	998,592
Vera Bradley, Inc.*	80,000	362,400
Vince Holding Corp.*+	15,000	117,450
Vista Outdoor, Inc.*+	32,813	799,653
VOXX International Corp.*	52,164	437,134
Weyco Group, Inc.	22,500	476,100
Winnebago Industries, Inc.+	68,500	3,609,950
Xcel Brands, Inc.*	20,000	14,000
Zumiez, Inc.*	37,800	821,772

		92,573,108
Consumer Staples - 4.46%
Alico, Inc.+	10,961	261,639

Industry Company	Shares	Value

Consumer Staples (continued)
Coffee Holding Co., Inc.	10,000	$ 20,400
Edgewell Personal Care Co.	100,000	3,854,000
Fresh Del Monte Produce, Inc.	144,000	3,771,360
Ingles Markets, Inc., Class A	53,750	5,184,725
Lifevantage Corp.	60,000	223,200
Mannatech, Inc.	4,500	80,550
Natural Alternatives International, Inc.*	16,800	140,952
Natural Grocers by Vitamin Cottage, Inc.	52,100	476,194
Nature’s Sunshine Products, Inc.*	4,500	37,440
Oil-Dri Corp. of America	11,242	377,057
Seneca Foods Corp., Class A*	25,450	1,551,177
SpartanNash Co.	117,782	3,561,728
TreeHouse Foods, Inc.*+	90,000	4,444,200
United Natural Foods, Inc.*	117,000	4,529,070
Village Super Market, Inc., Class A	39,659	923,658
Vintage Wine Estates, Inc.*+	142,720	465,267
Weis Markets, Inc.	66,600	5,480,514
Whole Earth Brands, Inc.*+	64,500	262,515

		35,645,646

Energy - 13.55%
Adams Resources & Energy, Inc.	12,900	502,068
Alto Ingredients, Inc.*+	200,800	578,304
Archrock, Inc.	297,700	2,673,346
Ardmore Shipping Corp.*	107,011	1,542,029
Battalion Oil Corp.*	993	9,642
Berry Corp.	268,842	2,150,736
Bristow Group, Inc.*	78,900	2,140,557
CONSOL Energy, Inc.	100,200	6,513,000
Delek US Holdings, Inc.	150,500	4,063,500
DHT Holdings, Inc.	482,900	4,288,152
Dorian LPG, Ltd.	148,029	2,805,150
Epsilon Energy, Ltd.	60,000	397,800
Forum Energy Technologies, Inc.*	7,000	206,500
Frontline, Ltd.+	465,000	5,645,100
Golar LNG, Ltd.*+	248,390	5,660,808
Gran Tierra Energy, Inc.*	1,275,000	1,262,250
Hallador Energy Co.*+	153,900	1,537,461
Helix Energy Solutions Group, Inc.*	145,000	1,070,100

bridgewayfunds.com	23

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
International Seaways, Inc.+	33,493	$ 1,239,911
Laredo Petroleum, Inc.*+	52,500	2,699,550
Nabors Industries, Ltd.*	24,000	3,716,880
NACCO Industries, Inc., Class A	21,450	815,100
National Energy Services Reunited Corp.*	225,200	1,562,888
Natural Gas Services Group, Inc.*	61,800	708,228
NCS Multistage Holdings, Inc.*	6,500	162,500
Newpark Resources, Inc.*	265,000	1,099,750
Oil States International, Inc.*	146,000	1,089,160
Overseas Shipholding
Group, Inc., Class A*	290,916	840,747
PBF Energy, Inc., Class A	212,400	8,661,672
PEDEVCO Corp.*	16,800	18,480
Permian Resources Corp.	782,600	7,356,440
PHX Minerals, Inc.	24,350	94,721
PrimeEnergy Resources Corp.*	1,500	130,305
ProPetro Holding Corp.*	357,310	3,705,305
Ranger Energy Services, Inc.*	13,500	148,635
REX American Resources Corp.*	35,202	1,121,536
Riley Exploration Permian, Inc.+	20,700	609,201
Ring Energy, Inc.*+	596,000	1,466,160
SandRidge Energy, Inc.*	103,000	1,754,090
Scorpio Tankers, Inc.	136,690	7,349,821
SEACOR Marine Holdings, Inc.*	77,100	706,236
SFL Corp., Ltd.	485,812	4,479,187
Smart Sand, Inc.*	155,400	278,166
Talos Energy, Inc.*+	207,100	3,910,048
Teekay Corp.*	470,000	2,133,800
US Silica Holdings, Inc.*	249,500	3,118,750
VAALCO Energy, Inc.	212,500	969,000
World Fuel Services Corp.	118,156	3,229,203

		108,221,973

Financials - 36.95%
1st Source Corp.	58,800	3,121,692
Acacia Research Corp.*	104,500	439,945
ACNB Corp.	32,900	1,309,749
Alerus Financial Corp.	36,373	849,310
Amalgamated Financial Corp.	55,000	1,267,200

Industry Company	Shares	Value

Financials (continued)
A-Mark Precious Metals, Inc.	38,000	$ 1,319,740
Ambac Financial Group, Inc.*	95,000	1,656,800
Amerant Bancorp, Inc.	42,850	1,150,094
American National Bankshares, Inc.	31,000	1,144,830
AmeriServ Financial, Inc.	66,000	259,380
Ames National Corp.	8,000	188,880
Argo Group International Holdings, Ltd.	62,694	1,620,640
Associated Capital Group, Inc., Class A	33,827	1,420,396
Atlantic American Corp.	1,204	2,781
Atlanticus Holdings Corp.*	12,142	318,120
Auburn National BanCorp, Inc.	7,374	170,892
Banc of California, Inc.	139,150	2,216,660
Banco Latinoamericano de Comercio Exterior SA, Class E	59,688	966,946
Bank of Marin Bancorp	8,100	266,328
Bank of NT Butterfield & Son, Ltd. (The)	17,400	518,694
Bank of Princeton (The)	22,500	713,700
Bank of the James Financial Group, Inc.	14,000	172,480
Bank7 Corp.	23,100	591,360
Bankwell Financial Group, Inc.	14,000	412,020
Banner Corp.	62,000	3,918,400
Bar Harbor Bankshares	30,541	978,534
BayCom Corp.+	15,300	290,394
BCB Bancorp, Inc.	50,900	915,691
Blue Ridge Bankshares, Inc.	42,296	528,277
Broadway Financial Corp.*	119,223	120,415
Brookline Bancorp, Inc.	178,500	2,525,775
Business First Bancshares, Inc.	35,000	774,900
Byline Bancorp, Inc.	81,200	1,865,164
C&F Financial Corp.	7,800	454,506
Camden National Corp.	45,700	1,905,233
Capital Bancorp, Inc.	64,650	1,521,861
Capital City Bank Group, Inc.	27,500	893,750
Capstar Financial Holdings, Inc.	35,000	618,100
Carter Bankshares, Inc.*	61,755	1,024,515
CB Financial Services, Inc.	23,700	507,891
Central Pacific Financial Corp.	60,000	1,216,800

24	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Central Valley Community Bancorp	26,900	$ 569,742
CF Bankshares, Inc.	1,000	21,180
Chemung Financial Corp.	11,593	531,771
ChoiceOne Financial Services, Inc.	7,000	203,000
Citizens Community Bancorp, Inc.	47,500	571,425
Citizens Holding Co.	3,400	46,580
Citizens, Inc.*+	79,500	169,335
Civista Bancshares, Inc.	34,821	766,410
CNB Financial Corp.	48,000	1,141,920
Codorus Valley Bancorp, Inc.	37,971	903,710
Cohen & Co., Inc.	4,500	37,530
Community Financial Corp. (The)	28,340	1,130,766
Community Trust Bancorp, Inc.	36,300	1,667,259
Community West Bancshares	28,821	431,450
ConnectOne Bancorp, Inc.	110,854	2,683,775
Consumer Portfolio Services, Inc.*+	98,800	874,380
Cowen, Inc., Class A	74,700	2,884,914
Crawford & Co., Class A	22,500	125,100
Crawford & Co., Class B	101	536
CrossFirst Bankshares, Inc.*	127,200	1,578,552
Curo Group Holdings Corp.	40,000	142,000
Customers Bancorp, Inc.*	49,000	1,388,660
Dime Community Bancshares, Inc.	90,420	2,878,069
Donegal Group, Inc., Class A	87,600	1,243,920
Eagle Bancorp Montana, Inc.	28,000	452,480
Eagle Bancorp, Inc.	83,900	3,697,473
Elevate Credit, Inc.*	90,200	157,850
Emclaire Financial Corp.+	700	22,120
Employers Holdings, Inc.	40,730	1,756,685
Encore Capital Group, Inc.*	76,600	3,672,204
Enova International, Inc.*	54,900	2,106,513
Enterprise Bancorp, Inc.	40,275	1,421,708
Enterprise Financial Services Corp.	200	9,792
Equity Bancshares, Inc., Class A	59,300	1,937,331
ESSA Bancorp, Inc.	33,100	690,797
EZCORP, Inc., Class A*	225,000	1,833,750

Industry Company	Shares	Value

Financials (continued)
Farmers National Banc Corp.	62,500	$ 882,500
Federal Agricultural Mortgage Corp., Class C	19,900	2,242,929
Financial Institutions, Inc.	46,300	1,127,868
First Bancorp, Inc. (The)	5,000	149,700
First Bancshares, Inc. (The)	64,600	2,067,846
First Bank	42,622	586,479
First Busey Corp.	132,900	3,285,288
First Business Financial Services, Inc.	32,508	1,188,167
First Capital, Inc.	10,000	249,000
First Commonwealth Financial Corp.	145,000	2,025,650
First Community Bankshares, Inc.	20,600	698,340
First Community Corp.	5,800	126,962
First Financial Bancorp	150,000	3,634,500
First Financial Corp.	22,127	1,019,612
First Financial Northwest, Inc.	20,700	310,086
First Foundation, Inc.	65,000	931,450
First Guaranty Bancshares, Inc.	14,713	345,020
First Internet Bancorp	41,200	1,000,336
First Merchants Corp.	23,267	956,506
First Mid Bancshares, Inc.	22,000	705,760
First National Corp.	9,500	162,735
First Northwest Bancorp	25,600	393,216
First of Long Island Corp. (The)	54,000	972,000
First Savings Financial Group, Inc.	23,600	472,000
First United Corp.	12,725	250,046
First US Bancshares, Inc.	5,000	43,500
First Western Financial, Inc.*	46,000	1,294,900
Flushing Financial Corp.	65,141	1,262,433
FNCB Bancorp, Inc.	92,600	760,246
Franklin Financial Services Corp.	22,000	794,200
FS Bancorp, Inc.	18,800	628,672
FVCBankcorp, Inc.*	2,300	43,861
Genworth Financial, Inc., Class A*	915,000	4,840,350
Great Southern Bancorp, Inc.	22,300	1,326,627
Green Dot Corp., Class A*	100,000	1,582,000
Greenhill & Co., Inc.	35,000	358,750
Guild Holdings Co., Class A*	187,000	1,886,830

bridgewayfunds.com	25

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Hallmark Financial Services, Inc.*	62,000	$ 36,220
Hanmi Financial Corp.	114,000	2,821,500
HarborOne Bancorp, Inc.	106,800	1,484,520
Hawthorn Bancshares, Inc.	18,398	400,524
Heartland Financial USA, Inc.	68,350	3,186,477
Hennessy Advisors, Inc.+	6,000	50,400
Heritage Commerce Corp.	65,000	845,000
HMN Financial, Inc.	22,500	479,250
Home Bancorp, Inc.	21,097	844,513
Home Point Capital, Inc.	336,500	461,005
HomeStreet, Inc.	57,500	1,585,850
HomeTrust Bancshares, Inc.	15,900	384,303
Hope Bancorp, Inc.	271,500	3,477,915
Horace Mann Educators Corp.	91,082	3,403,734
Horizon Bancorp, Inc.	129,342	1,950,477
HV Bancorp, Inc.*	3,700	105,228
Independent Bank Corp.	65,500	1,566,760
Independent Bank Group, Inc.	20,300	1,219,624
Investar Holding Corp.	36,000	775,080
Investors Title Co.	3,600	531,180
Kearny Financial Corp.+	150,000	1,522,500
Kingstone Cos., Inc.	5,800	7,830
Lakeland Bancorp, Inc.	146,371	2,577,593
Landmark Bancorp, Inc.	9,073	205,322
LCNB Corp.	38,900	700,200
LendingClub Corp.*	146,600	1,290,080
Limestone Bancorp, Inc.	23,300	568,986
Logan Ridge Finance Corp.*	10,100	228,058
Luther Burbank Corp.	183,900	2,043,129
Macatawa Bank Corp.	9,000	99,270
MainStreet Bancshares, Inc.	29,040	798,310
Malvern Bancorp, Inc.*	20,800	369,200
Mercantile Bank Corp.	26,500	887,220
Merchants Bancorp	95,689	2,327,156
Mercury General Corp.+	99,500	3,402,900
Meridian Corp.	19,500	590,655
Metrocity Bankshares, Inc.	19,409	419,817
Metropolitan Bank Holding
Corp.*	20,200	1,185,134
Mid Penn Bancorp, Inc.	13,500	404,595
Middlefield Banc Corp.	13,300	364,420
Midland States Bancorp, Inc.	81,617	2,172,645
MidWestOne Financial Group, Inc.	41,900	1,330,325

Industry Company	Shares	Value

Financials (continued)
National Western Life Group, Inc., Class A	6,150	$ 1,728,150
Navient Corp.	277,000	4,556,650
NI Holdings, Inc.*	28,000	371,560
Nicholas Financial, Inc.*	19,400	122,414
Nicolet Bankshares, Inc.*	22,097	1,763,120
NMI Holdings, Inc., Class A*	150,000	3,135,000
Northeast Bank+	16,800	707,280
Northeast Community Bancorp, Inc.+	39,200	584,864
Northfield Bancorp, Inc.	75,000	1,179,750
Northrim BanCorp, Inc.	14,573	795,249
Northwest Bancshares, Inc.	275,000	3,844,500
Oak Valley Bancorp	26,720	605,208
OceanFirst Financial Corp.	159,496	3,389,290
Ocwen Financial Corp.*	29,820	911,896
OFG Bancorp	91,000	2,507,960
Ohio Valley Banc Corp.	6,000	158,520
Old Point Financial Corp.	5,100	137,496
Old Second Bancorp, Inc.	41,500	665,660
OP Bancorp	35,000	390,600
Oportun Financial Corp.*	24,500	134,995
Oppenheimer Holdings, Inc., Class A+	29,319	1,241,073
Origin Bancorp, Inc.	15,700	576,190
Orrstown Financial Services, Inc.	13,500	312,660
Parke Bancorp, Inc.	36,959	766,530
Pathward Financial, Inc.	68,434	2,946,084
Patriot National Bancorp, Inc.*	13,500	143,100
PCB Bancorp+	36,300	642,147
Peapack-Gladstone Financial Corp.	29,868	1,111,687
Penns Woods Bancorp, Inc.	14,200	378,004
Peoples Bancorp of North Carolina, Inc.	22,880	744,973
Peoples Bancorp, Inc.	76,909	2,172,679
Peoples Financial Services Corp.	21,200	1,099,008
Pioneer Bancorp, Inc.*	40,000	456,000
Plumas Bancorp	2,000	74,100
Ponce Financial Group, Inc.*	8,600	80,152
Premier Financial Corp.	96,900	2,613,393
Primis Financial Corp.	63,600	753,660
ProAssurance Corp.	103,100	1,801,157
PROG Holdings, Inc.*	95,000	1,604,550
Provident Bancorp, Inc.	28,000	203,840

26	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Provident Financial Holdings, Inc.	44,710	$ 615,657
Provident Financial Services, Inc.	104,225	2,226,246
QCR Holdings, Inc.	44,683	2,218,064
RBB Bancorp	63,800	1,330,230
Red River Bancshares, Inc.	1,350	68,931
Regional Management Corp.	29,100	817,128
Renasant Corp.	115,000	4,322,850
Republic Bancorp, Inc., Class A	33,880	1,386,370
Republic First Bancorp, Inc.*+	140,000	301,000
Rhinebeck Bancorp, Inc.*	35,000	318,850
Riverview Bancorp, Inc.	62,478	479,831
S&T Bancorp, Inc.	95,199	3,253,902
Safety Insurance Group, Inc.	36,972	3,115,261
Salisbury Bancorp, Inc.	3,366	105,692
Sandy Spring Bancorp, Inc.	104,900	3,695,627
SB Financial Group, Inc.	26,478	443,771
Security National Financial Corp., Class A*	31,484	229,833
Shore Bancshares, Inc.	36,421	634,818
Sierra Bancorp	55,000	1,168,200
SiriusPoint, Ltd.*	278,000	1,640,200
SmartFinancial, Inc.	40,500	1,113,750
Sound Financial Bancorp, Inc.	10,200	412,896
South Plains Financial, Inc.	75,000	2,064,750
Southern First Bancshares, Inc.*	25,900	1,184,925
Southern Missouri Bancorp, Inc.	14,300	655,369
Stellar Bancorp, Inc.+	44,156	1,300,836
Sterling Bancorp, Inc.*	140,000	852,600
Stewart Information Services Corp.	63,592	2,717,286
StoneX Group, Inc.*	41,911	3,994,118
Summit Financial Group, Inc.	44,100	1,097,649
Summit State Bank	17,875	282,425
SWK Holdings Corp.*	39,595	698,456
Territorial Bancorp, Inc.	22,500	540,225
Timberland Bancorp, Inc.	36,725	1,253,424
Tiptree, Inc.	122,700	1,698,168
Trean Insurance Group, Inc.*	39,850	239,100
TriCo Bancshares	35,300	1,799,947
TrustCo Bank Corp. NY	17,400	654,066

Industry Company	Shares	Value

Financials (continued)
Trustmark Corp.	105,700	$ 3,689,987
Union Bankshares, Inc.	400	9,364
United Bancorp, Inc.	10,000	147,800
United Fire Group, Inc.+	64,500	1,764,720
Unity Bancorp, Inc.	28,700	784,371
Universal Insurance Holdings, Inc.	142,200	1,505,898
Univest Financial Corp.	118,200	3,088,566
US Global Investors, Inc., Class A	37,500	108,375
Velocity Financial, Inc.*	112,250	1,083,213
Veritex Holdings, Inc.	93,000	2,611,440
Virginia National Bankshares Corp.	1,687	61,845
Virtus Investment Partners, Inc.	15,000	2,871,600
Walker & Dunlop, Inc.	22,775	1,787,382
Washington Federal, Inc.	95,000	3,187,250
Waterstone Financial, Inc.	51,500	887,860
Western New England Bancorp, Inc.	55,365	523,753
Westwood Holdings Group, Inc.	27,864	310,229
World Acceptance Corp.*	10,900	718,746

		295,106,799

Health Care - 2.62%
American Shared Hospital Services*	8,500	24,905
Assertio Holdings, Inc.*+	134,400	577,920
Avanos Medical, Inc.*	125,500	3,396,030
Bioventus, Inc., Class A*	75,000	195,750
CareCloud, Inc.*	25,900	72,779
Co.-Diagnostics, Inc.*+	32,500	81,900
Emergent BioSolutions, Inc.*	106,000	1,251,860
FONAR Corp.*	8,400	140,700
Fulgent Genetics, Inc.*+	70,592	2,102,230
Innoviva, Inc.*+	171,490	2,272,242
iTeos Therapeutics, Inc.*	95,000	1,855,350
Multiplan Corp.*	1,500,000	1,725,000
Ovid therapeutics, Inc.*	135,900	252,774
Owens & Minor, Inc.	210,000	4,101,300
REGENXBIO, Inc.*	85,000	1,927,800
Vanda Pharmaceuticals, Inc.*	97,400	719,786
XBiotech, Inc.*	57,100	200,421

		20,898,747

Industrials - 13.24%
ACCO Brands Corp.	218,600	1,221,974

bridgewayfunds.com	27

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

Comman Stocks (continued)
Industrials (continued)
Air Transport Services Group, Inc.*	118,300	$3,073,433
Allegiant Travel Co.*	50,700	3,447,093
American Woodmark Corp.*	45,000	2,198,700
Apogee Enterprises, Inc.	37,000	1,645,020
ARC Document Solutions, Inc.	176,700	517,731
ArcBest Corp.	45,400	3,179,816
Art’s-Way Manufacturing Co., Inc.*	6,939	13,392
Atlas Air Worldwide Holdings, Inc.*	49,400	4,979,520
AZZ, Inc.	12,304	494,621
BlueLinx Holdings, Inc.*	22,600	1,607,086
Boise Cascade Co.	76,900	5,280,723
BrightView Holdings, Inc.*	101,000	695,890
Caesarstone, Ltd.	96,400	550,444
CBAK Energy Technology, Inc.*	215,000	212,850
Civeo Corp.*	51,700	1,607,870
CompX International, Inc.	1,500	27,720
Concrete Pumping Holdings, Inc.*	211,000	1,234,350
Costamare, Inc.	360,300	3,343,584
Covenant Logistics Group, Inc.	78,550	2,715,474
Daseke, Inc.*	71,600	407,404
Deluxe Corp.	100,000	1,698,000
Eagle Bulk Shipping, Inc.	55,900	2,791,646
Eastern Co. (The)	12,404	239,149
Eneti, Inc.	85,000	854,250
Genco Shipping & Trading, Ltd.	177,300	2,723,328
Greenbrier Cos., Inc. (The)	25,400	851,662
Hawaiian Holdings, Inc.*	100,000	1,026,000
Heidrick & Struggles International, Inc.	39,000	1,090,830
Hudson Technologies, Inc.*	31,500	318,780
Hurco Cos., Inc.	13,372	349,410
KAR Auction Services, Inc.*	220,000	2,871,000
Kelly Services, Inc., Class A	66,400	1,122,160
Limbach Holdings, Inc.*	6,200	64,542
LS Starrett Co. (The), Class A*	8,068	59,380
LSI Industries, Inc.	3,600	44,064
Manitowoc Co., Inc. (The)*	90,850	832,186
Matthews International Corp., Class A	89,700	2,730,468
Maxar Technologies, Inc.	69,500	3,595,930

Industry Company	Shares	Value

Industrials (continued)
Mayville Engineering Co., Inc.*	40,210	$509,059
Mesa Air Group, Inc.*	72,500	110,925
Mistras Group, Inc.*	105,000	517,650
MRC Global, Inc.*	178,200	2,063,556
MYR Group, Inc.*	15,700	1,445,499
NL Industries, Inc.	107,800	734,118
NN, Inc.*	124,600	186,900
Northwest Pipe Co.*	30,500	1,027,850
NOW, Inc.*	192,700	2,447,290
Orion Group Holdings, Inc.*	138,172	328,849
PAM Transportation Services, Inc.*	40,000	1,036,000
Pangaea Logistics Solutions, Ltd.	234,800	1,209,220
Park-Ohio Holdings Corp.	22,116	270,479
Patriot Transportation Holding, Inc.*	7,500	53,325
Preformed Line Products Co.	10,600	882,874
Primoris Services Corp.	117,800	2,584,532
Proto Labs, Inc.*	12,800	326,784
Quad/Graphics, Inc.*	193,757	790,529
Quanex Building Products Corp.	42,000	994,560
REV Group, Inc.	127,500	1,609,050
Rush Enterprises, Inc., Class A	32,769	1,713,163
Rush Enterprises, Inc., Class B	19,050	1,071,944
Safe Bulkers, Inc.	360,200	1,048,182
Servotronics, Inc.*	1,500	15,840
SIFCO Industries, Inc.*	6,500	14,038
SkyWest, Inc.*+	146,500	2,418,715
Sterling Infrastructure, Inc.*	64,800	2,125,440
Textainer Group Holdings, Ltd.	125,400	3,888,654
Titan Machinery, Inc.*	92,000	3,655,160
TrueBlue, Inc.*	89,250	1,747,515
Tutor Perini Corp.*	157,100	1,186,105
Ultralife Corp.*	25,000	96,500
Universal Logistics Holdings, Inc.	4,108	137,372
US Xpress Enterprises, Inc., Class A*	90,000	162,900
V2X, Inc.*	24,000	990,960
Veritiv Corp.	28,900	3,517,419
Williams Industrial Services Group, Inc.*	51,200	52,229

28	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value
Common Stocks (continued)
Industrials (continued)
Willis Lease Finance Corp.*	17,634	$ 1,040,582

		105,729,247

Information Technology - 4.35%
Adeia, Inc.	349,216	3,310,568
Alpha & Omega Semiconductor, Ltd.*	114,905	3,282,836
AstroNova, Inc.*	7,857	100,727
AXT, Inc.*	100,000	438,000
Bel Fuse, Inc., Class B	29,272	963,634
Benchmark Electronics, Inc.	90,100	2,404,769
Computer Task Group, Inc.*	21,150	159,894
Comtech Telecommunications Corp.	45,200	548,728
Conduent, Inc.*	705,000	2,855,250
Daktronics, Inc.*	79,000	222,780
Ebix, Inc.	80,500	1,606,780
EMCORE Corp.*	75,000	72,187
Kimball Electronics, Inc.*	57,100	1,289,889
Magnachip Semiconductor Corp.*	100,000	939,000
NetScout Systems, Inc.*	143,600	4,668,436
NetSol Technologies, Inc.*	35,100	100,035
Network-1 Technologies,
Inc.	100,100	220,220
Photronics, Inc.*	118,670	1,997,216
Sanmina Corp.*	48,800	2,795,752
ScanSource, Inc.*	31,000	905,820
StarTek, Inc.*	124,500	466,875
TESSCO Technologies, Inc.*	33,200	160,024
Trio-Tech International*	25,100	112,953
TTM Technologies, Inc.*	337,702	5,092,546

		34,714,919

Materials - 6.62%
Advanced Emissions Solutions, Inc.*	85,000	206,550
AdvanSix, Inc.	87,400	3,322,948
AgroFresh Solutions, Inc.*	78,900	233,544
American Vanguard Corp.	103,000	2,236,130
Ampco-Pittsburgh Corp.*	51,200	128,512
Ascent Industries Co.*	29,748	257,915
Caledonia Mining Corp. PLC	18,000	223,200
Carpenter Technology Corp.	84,000	3,102,960

Industry Company	Shares	Value

Materials (continued)
Century Aluminum Co.*	251,500	$2,057,270
Clearwater Paper Corp.*	74,050	2,799,830
Core Molding Technologies, Inc.*	17,000	220,830
Friedman Industries, Inc.	24,400	238,876
FutureFuel Corp.	122,000	991,860
Glatfelter Corp.	47,000	130,660
Gold Resource Corp.	252,750	386,707
Intrepid Potash, Inc.*	45,601	1,316,501
Koppers Holdings, Inc.	66,000	1,861,200
Kronos Worldwide, Inc.	218,000	2,049,200
Mercer International, Inc.+	274,950	3,200,418
Olympic Steel, Inc.	33,639	1,129,598
Pactiv Evergreen, Inc.	35,000	397,600
Ramaco Resources, Inc.+	79,900	702,321
Rayonier Advanced Materials, Inc.*	197,400	1,895,040
Resolute Forest Products, Inc.*+	236,000	5,095,240
Ryerson Holding Corp.	124,700	3,773,422
Schnitzer Steel Industries, Inc., Class A	77,200	2,366,180
SunCoke Energy, Inc.	320,000	2,761,600
TimkenSteel Corp.*	153,887	2,796,127
Trinseo PLC+	75,000	1,703,250
Universal Stainless & Alloy Products, Inc.*	11,500	82,455
Valhi, Inc.	84,546	1,860,012
Warrior Met Coal, Inc.	96,000	3,325,440

		52,853,396

Real Estate - 0.90%
AMREP Corp.*	29,900	345,345
Anywhere Real Estate, Inc.*	270,718	1,729,888
Forestar Group, Inc.*	104,001	1,602,655
Newmark Group, Inc., Class A	370,951	2,956,480
RE/MAX Holdings, Inc., Class A	30,000	559,200

		7,193,568

TOTAL COMMON STOCKS - 99.21%		792,346,720

(Cost $640,451,748)

EXCHANGE TRADED FUND—0.55%
iShares Russell 2000 ETF+	25,000	4,359,000

TOTAL EXCHANGE TRADED FUND - 0.55%		4,359,000

(Cost $4,395,953)

bridgewayfunds.com	29

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2022

Industry Company	Shares	Value

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%***+	529	$ 11,030

TOTAL PREFERRED STOCK - 0.00%		11,030

(Cost $11,003)

RIGHTS - 0.00%
Pineapple Holdings, Inc., CVR*Δ#+++	3,750	—
ZAGG, Inc., CVR,expiring 12/31/99*Δ#	30,000	—

TOTAL RIGHTS - 0.00%		—

(Cost $ – )

WARRANTS - 0.02%
Nabors Industries, Ltd.,expiring 06/11/26*	5,200	171,080

TOTAL WARRANTS - 0.02%		171,080

(Cost $ – )

	Rate^	Shares	Value

MONEY MARKET FUND - 0.41%
Fidelity Investments Money Market Government Portfolio Class I	4.06%	3,301,387	3,301,387

TOTAL MONEY MARKET FUND - 0.41%			3,301,387

(Cost $3,301,387)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.29%
Dreyfus Institutional Preferred Government Plus Money Market Fund**	4.36%	18,298,857	18,298,857

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.29%			18,298,857

(Cost $18,298,857)

TOTAL INVESTMENTS - 102.48%			$ 818,488,074
(Cost $666,458,948)

Liabilities in Excess of Other Assets - (2.48%)			(19,841,455)

NET ASSETS - 100.00%			$ 798,646,619

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2022.
***	Security is perpetual and has no stated maturity date.
^	Rate disclosed as of December 31, 2022.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+

This security or a portion of the security is out on loan at December 31, 2022. Total loaned securities had a value of $41,485,953, which included loaned securities with a value of $3,920,310 that have been sold and are pending settlement as of December 31, 2022. The total market value of loaned securities excluding these pending sales is $37,565,643. See Note 2 for disclosure of cash and non-cash collateral.

+++No	stated maturity date.
#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $0, which is 0.00% of total net assets.

CVR - Contingent Value Right

PLC - Public Limited Company

30	Semi-Annual Report | December 31, 2022 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2022 (See Note 2 in Notes to Financial Statements):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Real Estate	$6,848,223	$345,345	$–	$7,193,568
Other Industries (a)	785,153,152	–	–	785,153,152

Total Common Stocks	792,001,375	345,345	–	792,346,720
Exchange Traded Fund	4,359,000	–	–	4,359,000
Preferred Stock	11,030	–	–	11,030
Rights	–	–	0	0
Warrants	171,080	–	–	171,080
Money Market Fund	3,301,387	–	–	3,301,387
Investments Purchased With Cash Proceeds From Securities Lending	18,298,857	–	–	18,298,857

TOTAL	$818,142,729	$345,345	$0	$818,488,074

(a)	- Please refer to the Schedule of Investments for the industryclassifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significantunobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights
Balance as of 06/30/2022	$ 0
Purchases	–
Sales	–
Return of Capital	–
Realized Gain/(Loss)	–
Change in unrealized Appreciation/(Depreciation)	–
Transfers in	–
Transfers out	–

Balance as of 12/31/2022	$ 0

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2022	$ –

See Notes to Financial Statements.

bridgewayfunds.com	31

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022 (Unaudited)

ASSETS	Omni Small-Cap Value	Omni Tax- Managed Small-Cap Value

Investments at value	$1,151,620,014	$818,488,074

Receivables:

Portfolio securities sold	664,745	4,358,788

Fund shares sold	934,354	3,830,571

Dividends and interest	1,270,168	709,714

Prepaid expenses	70,795	75,111

Total assets	1,154,560,076	827,462,258

LIABILITIES
Payables:

Portfolio securities purchased	4,078,754	9,443,699

Fund shares redeemed	1,125,713	686,977

Payable upon return of securities loaned	15,144,679	18,298,857

Accrued Liabilities:

Investment advisory fees	267,695	177,057

Administration fees	4,797	3,020

Directors’ fees	6,496	4,834

Other	273,509	201,195

Total liabilities	20,901,643	28,815,639

NET ASSETS	$1,133,658,433	$798,646,619

NET ASSETS REPRESENT

Paid-in capital	$845,861,476	$590,318,025

Distributable earnings	287,796,957	208,328,594

NET ASSETS	$1,133,658,433	$798,646,619

Shares of common stock outstanding of $ .001 par value*	64,366,689	43,937,958

Net asset value, offering price and redemption price per share	$17.61	$18.18

Total investments at cost	$931,380,996	$666,458,948

*	See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

See Notes to Financial Statements.

32	Semi-Annual Report | December 31, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

Six Months Ended December 31, 2022 (Unaudited)

	Omni Small-Cap Value	Omni Tax- Managed Small-Cap Value

INVESTMENT INCOME

Dividends	$14,804,677	$9,753,386

Less: foreign taxes withheld	(17,062)	(12,634)

Interest	52,301	44,945

Securities lending	159,833	121,953

Total Investment Income	14,999,749	9,907,650

EXPENSES

Investment advisory fees	3,097,204	2,145,083

Administration fees	29,056	20,113

Accounting fees	105,981	82,291

Transfer agent fees	6,475	6,341

Professional fees	119,342	86,522

Custody fees	18,744	14,332

Blue sky fees	28,489	22,380

Directors’ and officers’ fees	65,023	45,807

Shareholder servicing fees	541,689	388,290

Reports to shareholders	27,075	18,221

Insurance expenses	45,189	31,570

Miscellaneous expenses	50,433	34,493

Total Expenses	4,134,700	2,895,443

Less investment advisory fees waived	(1,223,328)	(879,065)

Net Expenses	2,911,372	2,016,378

NET INVESTMENT INCOME	12,088,377	7,891,272

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain on:

Investments	90,549,152	59,544,554

Change in Unrealized Appreciation (Depreciation) on:

Investments	(21,619,362)	(15,858,861)

Net Realized and Unrealized Gain on Investments	68,929,790	43,685,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,018,167	$51,576,965

See Notes to Financial Statements.

bridgewayfunds.com	33

STATEMENTS OF CHANGES IN NET ASSETS

			Omni Tax-Managed Small-Cap
	Omni Small-Cap Value		Value
	Six Months Ended December 31, 2022	Year Ended June 30, 2022	Six Months Ended December 31, 2022	Year Ended June 30, 2022
	(Unaudited)		(Unaudited)
OPERATIONS

Net investment income	$12,088,377	$16,034,617	$7,891,272	$11,214,431

Net realized gain on investments	90,549,152	233,381,693	59,544,554	132,587,575

Net change in unrealized appreciation (depreciation) on investments	(21,619,362)	(299,843,646)	(15,858,861)	(196,995,797)

Net increase (decrease) in net assets resulting from operations	81,018,167	(50,427,336)	51,576,965	(53,193,791)

DISTRIBUTIONS:

From net investment income and net realized gains	(218,697,351)	(52,208,938)	(99,730,578)	(8,175,868)

Net decrease in net assets from distributions	(218,697,351)	(52,208,938)	(99,730,578)	(8,175,868)

SHARE TRANSACTIONS:

Proceeds from sale of shares	140,218,589	204,195,915	135,994,019	148,205,758

Reinvestment of distributions	218,471,046	51,814,442	99,141,349	8,132,143

Cost of shares redeemed	(246,293,454)	(265,467,787)	(202,890,246)	(133,661,514)

Net increase (decrease) in net assets resulting from share transactions	112,396,181	(9,457,430)	32,245,122	22,676,387

Net (decrease) in net assets	(25,283,003)	(112,093,704)	(15,908,491)	(38,693,272)

NET ASSETS:

Beginning of period	1,158,941,436	1,271,035,140	814,555,110	853,248,382

End of period	$1,133,658,433	$1,158,941,436	$798,646,619	$814,555,110

SHARES ISSUED & REDEEMED

Issued	7,180,145	9,301,268	7,200,186	7,078,597

Distributions reinvested	12,505,498	2,384,466	5,489,554	384,317

Redeemed	(12,823,461)	(11,875,882)	(10,693,174)	(6,375,686)

Net increase (decrease) in shares	6,862,182	(190,148)	1,996,566	1,087,228

Outstanding at beginning of period	57,504,507	57,694,655	41,941,392	40,854,164

Outstanding at end of period	64,366,689	57,504,507	43,937,958	41,941,392

See Notes to Financial Statements.

34	Semi-Annual Report | December 31, 2022 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

OMNI SMALL-CAP VALUE

	For the
	Six Months
	Ended	Year Ended June 30
	12/31/22
	(Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.15	$22.03	$11.44	$14.97	$19.83	$18.14

Income from Investment Operations:
Net Investment Income(a)	0.21	0.28	0.21	0.19	0.20	0.17
Net Realized and Unrealized Gain (Loss)	1.11	(1.23)	10.57	(3.56)	(3.61)	2.77

Total from Investment Operations	1.32	(0.95)	10.78	(3.37)	(3.41)	2.94

Less Distributions to Shareholders from:
Net Investment Income	(0.32)	(0.41)	(0.19)	(0.08)	(0.17)	(0.16)
Net Realized Gain	(3.54)	(0.52)	–	(0.08)	(1.28)	(1.09)

Total Distributions	(3.86)	(0.93)	(0.19)	(0.16)	(1.45)	(1.25)

Net Asset Value, End of Period	$17.61	$20.15	$22.03	$11.44	$14.97	$19.83

Total Return(b)	6.74%(c)	(4.65%)	94.92%	(22.82%)	(16.82%)	16.75%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,133,658	$1,158,941	$1,271,035	$828,480	$989,015	$913,198
Expenses Before Waivers and Reimbursements	0.67%(d)	0.66%	0.68%	0.72%	0.70%	0.70%
Expenses After Waivers and Reimbursements	0.47%(d)	0.47%	0.47%	0.54%	0.60%	0.60%
Net Investment Income After Waivers and Reimbursements	1.95%(d)	1.25%	1.29%	1.46%	1.21%	0.88%
Portfolio Turnover Rate	17%(c)	30%	21%	43%	29%	24%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

bridgewayfunds.com	35

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

OMNI TAX-MANAGED SMALL-CAP VALUE

	For the
	Six Months
	Ended	Year Ended June 30
	12/31/22
	(Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.42	$20.89	$10.92	$14.43	$19.10	$17.39

Income from Investment Operations:
Net Investment Income(a)	0.19	0.27	0.19	0.19	0.20	0.16
Net Realized and Unrealized Gain (Loss)	1.07	(1.54)	9.95	(3.63)	(3.42)	2.61

Total from Investment Operations	1.26	(1.27)	10.14	(3.44)	(3.22)	2.77

Less Distributions to Shareholders from:
Net Investment Income	(0.45)	(0.20)	(0.17)	(0.07)	(0.20)	(0.23)
Net Realized Gain	(2.05)	–	–	–	(1.25)	(0.83)

Total Distributions	(2.50)	(0.20)	(0.17)	(0.07)	(1.45)	(1.06)

Net Asset Value, End of Period	$18.18	$19.42	$20.89	$10.92	$14.43	$19.10

Total Return(b)	6.58%(c)	(6.17%)	93.49%	(23.98%)	(16.49%)	16.48%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$798,647	$814,555	$853,248	$427,515	$608,368	$805,188
Expenses Before Waivers and Reimbursements	0.67%(d)	0.67%	0.69%	0.74%(e)	0.72%	0.70%
Expenses After Waivers and Reimbursements	0.47%(d)	0.47%	0.47%	0.55%(e)	0.60%	0.60%
Net Investment Income After Waivers and Reimbursements	1.84%(d)	1.26%	1.18%	1.40%	1.18%	0.89%
Portfolio Turnover Rate	21%(c)	30%	26%	63%	42%	27%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

36	Semi-Annual Report | December 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

1. Organization

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with seven investment funds as of December 31, 2022 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). The Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Value, and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of December 31, 2022, 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Aggressive Investors 1, Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, LLC (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

Following is a summary of significant accounting policies that are followed in the preparation of the financial statements of the Funds. They are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to make all necessary determinations of fair value. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical assets

bridgewayfunds.com	37

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Adviser does not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain US Government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 - significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Adviser uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Adviser in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting value, and, therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of December 31, 2022 is included with each Fund’s Schedule of Investments.

Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending   Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. The remaining contractual maturity of all securities lending transactions is overnight and continuous. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent.

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any unrealized gain or loss in the fair value of the securities loaned.

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

38	Semi-Annual Report | December 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related cash collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Funds or the borrower at any time.

The following table is a summary of the Funds’ payable upon return of securities loaned and related cash collateral, which are subject to a netting agreement as of December 31, 2022:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross
		Amounts	Net Amounts of
	Gross	Offset in the	Assets Presented
	Amounts of	Statement of	in the Statement
	Recognized	Assets and	of Assets and	Financial	Collateral
Fund	Assets[1]	Liabilities	Liabilities	Instruments	Received	Net Amount
Omni Small-Cap Value
Securities lending	$15,144,679	$–	$15,144,679	$–	$15,144,679	$–
Omni Tax-Managed Small-Cap Value
Securities lending	$18,298,857	–	$18,298,857	–	$18,298,857	–

[1]	Securities loaned with a value of $57,192 and $ 3,920,310 in Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value have been sold and are pending settlement on December 31, 2022.

The following table summarizes the securities received as non-cash collateral and cash collateral for securities lending:

	Non-Cash Collateral
Fund	Collateral Type	Coupon Range	Maturity Date Range	Market Value	Cash Collateral	Total Collateral	Market Value of Securities on Loan
Omni Small-Cap Value
Securities lending	U.S.Gov’t Obligations	0.00% - 4.75%	02/07/23 - 11/15/51	$39,797,547	$15,144,679	$54,942,226	$53,834,563
Omni Tax-Managed Small-Cap Value
Securities lending	U.S.Gov’t Obligations	0.00% - 4.75%	02/07/23 - 11/15/51	$24,116,261	$18,298,857	$42,415,118	$41,485,953

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2022, the collateral consisted of an institutional government money market fund and US Government Obligations.

Use of Estimates in Financial Statements In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk The Funds maintain cash and securities in its custody account maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle, which minimizes the risk of cash balances exceeding the FDIC insurance limit.

bridgewayfunds.com	39

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

Sector Concentration Risk  Companies with similar characteristics may be grouped together in broad categories called sectors. Although each Fund seeks investments across a number of sectors, from time to time, based on economic conditions, each Fund may have significant positions in particular sectors. A certain sector may underperform other sectors or the market as a whole. As more assets are held in a specific sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks and Uncertainties  The Funds provide for various investment options, including stocks. Such investments are exposed to risks, such as interest rate, market, and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in health-care service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks. The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.

Security Transactions, Investment Income and Expenses  Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Income from the securities lending program is recorded when earned from the securities lending agent and reflected in the Statements of Operations under “Securities lending.”

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

Distributions to Shareholders  The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December, and are recorded on the ex-date.

Indemnification   Under the Company’s organizational documents, the Funds’ officers, directors, employees, and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3. Advisory Fees, Other Related Party Transactions and Contingencies:

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee of 0.50% of the value of each Fund’s average daily net assets, computed daily and payable monthly.

40	Semi-Annual Report | December 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

Expense limitations: The Adviser has contractually agreed to waive its management fees and/or reimburse expenses of the Funds to ensure the total annual fund operating expenses do not exceed 0.60% of the Funds’ average net assets. Any material change to this contractual expense limitation would require a vote by shareholders of the applicable Fund. Effective January 1, 2020, the Adviser voluntarily agreed to waive its management fees and/or reimburse expenses in an additional amount such that the net fiscal year expense ratio for each Fund does not exceed 0.47%. Fees waived for the period ended December 31, 2022 were as follows:

Bridgeway Fund	Voluntary Expense Limitation	Total Waivers for Period Ended 12/31/22

Omni Small-Cap Value*	0.47%	$1,223,328
Omni Tax-Managed Small-Cap Value*	0.47%	879,065

*The Funds are authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser to meet the 0.60% contractual expense limitation provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and that the reimbursements do not cause the Funds to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Omni Small-Cap Value Fund has recoupable expenses of $ 418,055, $ 755,915, $ 836,967 and $ 1,075,642, which expire no later than June 30, 2026, June 30, 2025, June 30, 2024 and June 30, 2023, respectively. The Omni Tax-Managed Small-Cap Value Fund has recoupable expenses of $ 321,343, $ 580,513, $ 552,382 and $ 761,967, which expire no later than June 30, 2026, June 30, 2025, June 30, 2024 and June 30 2023, respectively.

Other Related Party Transactions: The Bridgeway Funds will engage in inter-portfolio trades with other Bridgeway Funds when it is to the benefit of both parties. The Board of Directors reviews a report on inter-portfolio trades quarterly. Inter-portfolio purchases and sales for the Funds during the period ended December 31, 2022 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales

Omni Small-Cap Value	$ 18,142,064	$ 21,953,501
Omni Tax-Managed Small-Cap Value	18,571,970	22,039,847

The Adviser entered into an Administrative Services Agreement with Bridgeway Funds, pursuant to which the Adviser provides various administrative services to the Funds including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds; (iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. For its services to all of the Bridgeway Funds, the Adviser is paid an annual aggregate fee of $150,000, payable in equal monthly installments. During the period ended Decem-ber 31, 2022, the allocation of this expense to the Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds was $29,056 and $20,113, respectively.

Board of Directors Compensation Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. In addition, Independent Directors are paid $14,000 per meeting for meeting fees. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

bridgewayfunds.com	41

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. Compensation for Mr. Montgomery is borne by the Adviser rather than the Funds.

4. Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated September 30, 2021. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1, if any.

5. Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the year ended December 31, 2022 were as follows:

	Purchases		Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Omni Small-Cap Value	$—	$210,988,718	$—	$301,361,245
Omni Tax-Managed Small-Cap Value	—	177,440,110	—	236,447,786

6. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes, including short-term securities as of December 31, 2022, were as follows:

		Omni Tax-
	Omni Small-Cap	Managed Small-
	Value	Cap Value
Gross appreciation (excess of value over tax cost)	$289,789,345	$194,756,537
Gross depreciation (excess of tax cost over value)	(69,841,643)	(42,815,406)
Net unrealized appreciation	$219,947,702	$151,941,131
Cost of investments for income tax purposes	$931,672,312	$666,546,943

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sales and passive foreign investment companies (PFICs).

Classifications of Distributions   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

42	Semi-Annual Report | December 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2022 and June 30, 2021, respectively, are as follows:

			Omni Tax-Managed Small-Cap
	Omni Small-Cap Value		Value
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Distributions paid from:
Ordinary Income	$22,971,027	$13,173,150	$8,175,868	$7,115,050
Long-Term Capital Gain	29,237,911	—	—	—
Total	$52,208,938	$13,173,150	$8,175,868	$7,115,050

As of June 30, 2022, Omni Small-Cap Value Fund and Omni Tax-Managed Small Cap Value Fund utilized capital loss carryfor-wards of $13,117,348 and $48,973,864, respectively.

Components of Accumulated Earnings As of June 30, 2022, the components of accumulated deficit on a tax basis were:

	Omni Small-Cap Value	Omni Tax- Managed Small- Cap Value
Accumulated Net Investment Income	$6,071,985	$10,031,722
Capital Loss Carryovers	—	—
Accumulated Net Realized Gain on Investments	177,837,640	78,615,121
Qualified Late Year Deferred Losses	—	—
Other Temporary Differences	—	—
Net Unrealized Appreciation of Investments	241,566,516	167,835,364
Total	$425,476,141	$256,482,207

For the fiscal year June 30, 2022, the Funds recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Omni	Omni Tax-Managed
	Small-Cap Value	Small-Cap Value
Paid-In Capital	$14,425,549	$5,693,793
Accumulated Earnings	(14,425,549)	(5,693,793)

The differences between book and tax components of net assets and the resulting reclassifications were primarily a result of the differing book/tax treatment of the deduction of equalization debits.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in the individual Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

7. Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless canceled earlier, the Facility shall be held available until October 6, 2023. Advances under the Facility are limited to $15,000,000 in total for all Bridgeway Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

bridgewayfunds.com	43

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2022 (Unaudited)

The Funds incur a commitment fee of 0.10% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the higher of (a) the Federal Funds rate, (b) the Overnight Eurodollar Rate, or (c) the One-Month Eurodollar Rate. The facility fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Bridgeway Fund.

For the period ended December 31, 2022, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Omni Small-Cap Value	5.09%	$4,234,923	13	$7,783	$13,500,000
Omni Tax-Managed Small-Cap Value	4.80%	1,945,300	20	5,190	7,000,000
[1]Interest expense is included on the Statements of Operations in Miscellaneous expenses.

As of December 31, 2022, Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value had no outstanding loan amounts.

8. Subsequent Events

On August 25, 2022, the Board of Directors of Bridgeway Funds, Inc., on behalf of the Omni Tax-Managed Small-Cap Value Fund (“OTMSCV Fund”), approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of OTMSCV Fund into EA Bridgeway Omni Small-Cap Value ETF (the “Omni ETF”) a newly-organized series of the EA Series Trust. Under the Plan, the OTMSCV Fund will transfer all of its assets and liabilities to the Omni ETF in exchange for shares of the Omni ETF, which will be distributed to shareholders of the OTMSCV Fund at the same total value as held in the OTMSCV Fund immediately prior to the reorganization. The Plan is subject to approval by the shareholders of the OTMSCV Fund. The purpose of the reorganization is to convert the OTMSCV Fund into an exchange-traded fund (“ETF”).

44	Semi-Annual Report | December 31, 2022 (Unaudited)

OTHER INFORMATION

December 31, 2022 (Unaudited)

1. Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2022 are available without charge, upon request, by contacting Bridgeway Funds at 1-800-661-3550 and on the SEC’s website at http://www.sec.gov.

2. Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Semi-Annual and Annual Shareholder Reports, respectively.

The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after the end of the period. Copies of the Funds’ Form N-PORT exhibit are available without charge, upon request, by contacting Bridgeway Funds at 1-800-661-3550 and on the SEC’s website at http://www.sec.gov. You may also review and copy the Funds’ Form N-PORT exhibit at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

bridgewayfunds.com	45

DISCLOSURE OF FUND EXPENSES

December 31, 2022 (Unaudited)

As a shareholder of a Fund, you will incur no transaction costs from such Fund, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are no exchange fees. However, as a shareholder of a Fund, you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you under-stand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2022 and held until December 31, 2022.

Actual Expenses.  The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes.  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds, because other funds may also have transaction costs, such as sales charges, redemption fees or exchange fees.

	Beginning Account Value at 7/1/22	Ending Account Value at 12/31/22	Expense Ratio	Expenses Paid During Period* 7/1/22 - 12/31/22

Bridgeway Omni Small-Cap Value Fund
Actual Fund Return	$1,000.00	$1,067.40	0.47%	$2.45
Hypothetical Fund Return	$1,000.00	$1,022.84	0.47%	$2.40

Bridgeway Omni Tax-Managed Small-Cap Value Fund
Actual Fund Return	$1,000.00	$1,065.80	0.47%	$2.45
Hypothetical Fund Return	$1,000.00	$1,022.84	0.47%	$2.40

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent six month period (184) divided by the number of days in the fiscal year (365).

46	Semi-Annual Report | December 31, 2022 (Unaudited)

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BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534435

Pittsburgh, PA 15253-4435

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at ww.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@ sec.gov.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date March 8, 2023

By (Signature and Title)*	/s/ Deborah L. Hanna
Deborah L. Hanna, Treasurer and Principal Financial Officer
(principal financial officer)

Date March 8, 2023

* Print the name and title of each signing officer under his or her signature.